     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 13, 1998

                                                     REGISTRATION NO.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

                             ---------------------

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Pre-Effective Amendment No. [   ]
               Post-Effective Amendment No.
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT OF 1940
                 Amendment No. [   ]
                        (CHECK APPROPRIATE BOX OR BOXES)

                             ---------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019

                                 (713) 526-5251
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE, AND TELEPHONE
                          NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              NORI L. GABERT, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      P.O. BOX 3206, HOUSTON, TEXAS 77253
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                              JOHN A. DUDLEY, ESQ.
                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

             It is proposed that this filing will become effective (check appropriate box):

                             ---------------------

 ___  immediately upon filing pursuant to paragraph (b)    ___  on (date) pursuant to paragraph (a)(1)
 ___  on (date) pursuant to paragraph (b)                  ___  75 days after filing pursuant to paragraph (a)(2)
 ___  60 days after filing pursuant to paragraph (a)(1)    ___  on (date) pursuant to paragraph (a)(2) of Rule 485

      Title of Securities Being Registered: Shares of Beneficial Interest

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date at the Commission, acting pursuant to said Section 8(a) may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------
                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))

Note: The Registrant offers 18 investment portfolios. Each portfolio is comprised of five classes of shares -- Class A, Class B, Class C, Institutional Class I and Institutional Class II. The Class A, Class B and Class C shares are offered pursuant to one separate Prospectus and the Institutional Class I and Institutional Class II shares are each offered pursuant to a separate Prospectus. Each of the classes is offered through a combined Statement of Additional Information.

   1.  Class A, Class B and Class C Shares

PART A

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Inapplicable
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome, About the Series Company, About the
                                                           Funds, Types of Investments
   5.  Management of the Fund............................  About the Funds Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  About the Series Company
   8.  Redemption and Repurchase.........................  About the Series Company
   9.  Pending Legal Proceedings.........................  Inapplicable

PART B

                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Offering, Purchase and Redemption of Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Offering, Purchase and Redemption of Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for Money Market Fund
  23.  Financial Statements..............................  Inapplicable

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------
                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))

Note: The Registrant offers 18 investment portfolios. Each portfolio is comprised of five classes of shares -- Class A, Class B, Class C, Institutional Class I and Institutional Class II. The Class A, Class B and Class C shares are offered pursuant to one separate Prospectus and the Institutional Class I and Institutional Class II shares are each offered pursuant to a separate Prospectus. Each of the classes is offered through a combined Statement of Additional Information.

   2.  Institutional Class I Shares

PART A

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Inapplicable
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome, About the Series Company, About the
                                                           Funds, Types of Investments
   5.  Management of the Fund............................  About the Funds Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  About the Series Company
   8.  Redemption and Repurchase.........................  About the Series Company
   9.  Pending Legal Proceedings.........................  Inapplicable

PART B

                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Offering, Purchase and Redemption of Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Offering, Purchase and Redemption of Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for Money Market Fund
  23.  Financial Statements..............................  Inapplicable

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------
                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))

Note: The Registrant offers 18 investment portfolios. Each portfolio is comprised of five classes of shares -- Class A, Class B, Class C, Institutional Class I and Institutional Class II. The Class A, Class B and Class C shares are offered pursuant to one separate Prospectus and the Institutional Class I and Institutional Class II shares are each offered pursuant to a separate Prospectus. Each of the classes is offered through a combined Statement of Additional Information.

   3.  Institutional Class II Shares

PART A

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Inapplicable
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome, About the Series Company, About the
                                                           Funds, Types of Investments
   5.  Management of the Fund............................  About the Funds Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  About the Series Company
   8.  Redemption and Repurchase.........................  About the Series Company
   9.  Pending Legal Proceedings.........................  Inapplicable

PART B

                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Offering, Purchase and Redemption of Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Offering, Purchase and Redemption of Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for Money Market Fund
  23.  Financial Statements..............................  Inapplicable

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 13, 1998

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
INSTITUTIONAL CLASS I SHARES                             2929 ALLEN PARKWAY
                                                         HOUSTON TEXAS 77019
                                                         JULY 13, 1998
PROSPECTUS

The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"), 15 of which are described in detail in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 15 Funds available under this prospectus:

ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") Long-term capital appreciation through investments in companies in developed and emerging markets.

      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers.

      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Growth through investments in equity securities.

      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small company growth stocks.

      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
      Growth through investments in medium- to large-capitalization companies.

      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") Growth through investments in stocks of companies meeting social criteria of the Fund.

BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUND:

      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
      High and total return consistent with conservation of capital through investments in debt securities.

MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Institutional Class I shares of these Funds are available to you only through an employer plan purchased through VALIC Investment Services Company (the "Distributor"), an affiliate of The Variable Annuity Life Insurance Company ("VALIC"). VALIC is a member of the American General Corporation group of companies.

Because different employer plans contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your employer's plan for a complete list of Funds in which you may invest. BE SURE TO READ ALL PROSPECTUSES AND EMPLOYER PLAN MATERIALS IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

This Prospectus offers Institutional Class I shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance.

VALIC has filed a Statement of Additional Information, dated July 13, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                  DO NOT COPY

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1

FEE TABLE.....................................     3

ABOUT THE FUND'S MANAGEMENT...................     5
     Investment Adviser.......................     5
     Investment Sub-advisers..................     5
     Portfolio Manager........................     7
     How Advisers Are Paid for Their
       Services...............................     7
     The Sub-advisers.........................     8
     About the Board of Trustees..............     9

ABOUT THE FUNDS...............................    10
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    10
     About Level of Risk......................    10
     About Portfolio Turnover.................    10
     About Fund Performance...................    11

HOW TO READ A FUND FACT SHEET.................    12

SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    13
          Large Cap Growth Fund...............    16
          Mid Cap Growth Fund.................    18
          Small Cap Growth Fund...............    20
          International Value Fund............    22
          Large Cap Value Fund................    24
          Mid Cap Value Fund..................    26
          Small Cap Value Fund................    28
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    30
     BALANCED FUND
          Balanced Fund.......................    32
     INCOME FUND
          Domestic Bond Fund..................    34
     MONEY MARKET FUND
          Money Market Fund...................    36

                                                PAGE
                                                ----
     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    38
          Moderate Growth Lifestyle Fund......    39
          Conservative Growth Lifestyle
            Fund..............................    40

TYPES OF INVESTMENTS..........................    41
     Stocks...................................    41
     Bonds....................................    41
          Asset-Backed Securities.............    41
          Loan Participations.................    42
     Variable Amount Demand Master Notes......    42
     Structured Securities....................    42
     Real Estate Securities...................    42
     Illiquid and Restricted Securities.......    42
     Depository Receipts......................    42
     Investment Funds.........................    43
     Foreign Currency.........................    43
     When-Issued Securities...................    43
     Money Market Securities..................    43
     Investment Companies.....................    43
     Derivatives..............................    43
          Options.............................    44
          Call Option.........................    44
          Put Option..........................    44
     Swap Agreements..........................    44
     Warrants and Rights......................    44
     Repurchase Agreements....................    45
     A Word About Risk........................    45
     Investment Practices.....................    46
          Limitations.........................    46
          Lending Portfolio Securities........    46

ABOUT THE SERIES COMPANY......................    47
     Series Company Shares....................    47
     Purchase and Redemption of Shares........    47
     Transfers and Exchanges..................    47
     Net Asset Value of the Series Company
       Shares.................................    48
     Dividends and Capital Gains..............    48
     Diversification..........................    48
     Taxes....................................    48
     Voting Rights............................    48
     Year 2000 Risks..........................    49
     Reports..................................    49

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.

The Series Company is an open-end management investment company and currently consists of 18 different Funds, 15 of which are described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in the shares of these Funds directly. Instead, they participate through an employer plan that purchases shares of the Funds through the Distributor. Most often employers establish retirement plans so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your employer's plan materials.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your employer plan, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money or leave it in the account until you need it. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus should be directed, in writing, to [VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960].

Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit on the number of investors who may buy shares.

                      (This page intentionally left blank)

FEE TABLE
--------------------------------------------------------------------------------

FUND OPERATING EXPENSES ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' estimated expenses for the first year of operation on an annualized basis.
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             None
Maximum Sales Load Imposed on Reinvested Dividends            None
Maximum Deferred Sales Load                                   None
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None
Exchange Fee                                                  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                       LARGE                  SMALL                    LARGE
                                                        CAP                    CAP                      CAP
                                       INTERNATIONAL   GROWTH     MID CAP     GROWTH   INTERNATIONAL   VALUE
                                        GROWTH FUND     FUND    GROWTH FUND    FUND     VALUE FUND     FUND
                                       -------------   ------   -----------   ------   -------------   -----
Management Fee(a)                           0.15%       0.13%      0.00%       0.31%       0.12%       0.08%
Other Expenses(a)(b)                        0.93        0.60       0.74        0.72        0.92        0.60
                                            ----        ----       ----        ----        ----        ----
Total Fund Operating Expenses(a):           1.33        0.98       0.99        1.28        1.29        0.93
                                            ====        ====       ====        ====        ====        ====

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                  SOCIALLY                                     MONEY     GROWTH
                                        MID CAP     SMALL CAP    RESPONSIBLE                   DOMESTIC BOND   MARKET   LIFESTYLE
                                       VALUE FUND   VALUE FUND      FUND       BALANCED FUND       FUND         FUND      FUND
                                       ----------   ----------   -----------   -------------   -------------   ------   ---------
Management Fee(a)                         0.06%        0.21%        0.00%          0.04%           0.06%        0.00%     0.10%
Other Expenses(a)(b)                      0.82         0.72         0.43           0.79            0.70         0.43      0.00
                                          ----         ----         ----           ----            ----         ----      ----
Total Fund Operating Expenses(a):         1.13         1.18         0.68           1.08            1.01         0.68      0.10
                                          ====         ====         ====           ====            ====         ====      ====

                                                  CONSERVATIVE
                                       MODERATE      GROWTH
                                        GROWTH     LIFESTYLE
                                         FUND         FUND
                                       --------   ------------
Management Fee(a)                        0.10%        0.10%
Other Expenses(a)(b)                     0.00         0.00
                                         ----         ----
Total Fund Operating Expenses(a):        0.10         0.10
                                         ====         ====

---------------

(a) After expense reimbursement. VALIC has voluntarily agreed to reimburse certain expenses of each Fund during the first fiscal year or until Fund net assets exceed $200 million. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: International Growth Fund, 0.90%, 0.93% and 2.08%; Large Cap Growth Fund, 0.55%, 0.60% and 1.40%; Mid Cap Growth Fund, 0.65%, 0.82% and 1.72%; Small Cap Growth Fund, 0.85%, 0.72% and 1.82%;
    International Value Fund, 1.00%, 0.92% and 2.17%; Large Cap Value Fund, 0.50%, 0.60% and 1.35%; Mid Cap Value Fund, 0.75%, 0.82% and 1.82%; Small
    Cap Value Fund, 0.75%, 0.72% and 1.72%; Socially Responsible Fund, 0.25%, 2.96% and 3.46%; Balanced Fund, 0.80%, 0.79% and 1.84%; Domestic Bond Fund, 0.60%, 0.70% and 1.55%; Money Market Fund, 0.25%, 2.07% and 2.57%. The
    expense reimbursement does not include any Brokerage Commissions paid on portfolio transactions or any interest expense.

(b) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative, record keeping and other miscellaneous services.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming each Fund's annual return is 5%.

                                         1 YEAR    3 YEARS
                                         ------    -------
International Growth Fund                  14         42
Large Cap Growth Fund                      10         31
Mid Cap Growth Fund                        10         32
Small Cap Growth Fund                      13         41
International Value Fund                   13         41
Large Cap Value Fund                        9         30
Mid Cap Value Fund                         12         36
Small Cap Value Fund                       12         38
Socially Responsible Fund                   7         22
Balanced Fund                              11         34
Domestic Bond Fund                         10         32
Money Market Fund                           7         22
Growth Lifestyle Fund                       1          3
Moderate Growth Lifestyle Fund              1          3
Conservative Growth Lifestyle Fund          1          3

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.

One Investment Advisory Agreement dated [            , 1998] covers all 18
Funds.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s);
(iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Sub-advisers are:

BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed over $300 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1997.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.3 billion in assets as of December 31, 1997.

CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of December 31, 1997, Capital Guardian had more than $65 billion in assets under management.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1997, FMA had over $1.6 billion in assets under management.

VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S
PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore,
Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located at
55 West Monroe Street, Suite #2550,
Chicago, Illinois 60603.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 1997, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $135.3 billion.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")

JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1997, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $255 billion in assets under management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1997, Jacobs Asset Management had more than $280 million in assets under management.

NEUBERGER & BERMAN MANAGEMENT, INC. ("N&B MANAGEMENT")

N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. The mutual funds managed by N&B Management and its affiliates had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of December 31, 1997.

GSAM'S PRINCIPAL OFFICES are
located at One New York Plaza,
New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are
located at 522 Fifth Avenue,
New York, NY 10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at
200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL
OFFICES are located 605 Third
Avenue, Second Floor, New York,
New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million

Socially Responsible
 Fund                             0.25%
Balanced Fund                     0.80% on the first $25 million
                                  0.65% on the next $25 million
                                  0.45% on assets over $50 million
Domestic Bond Fund                0.60% on the first $50 million
                                  0.45% on the next $50 million
                                  0.43% on the next $200 million
                                  0.40% on the assets over $300 million
Money Market Fund                 0.25%
Conservative Growth
 Lifestyle Fund                   0.10%
Moderate Growth
 Lifestyle Fund                   0.10%
Growth Lifestyle Fund             0.10%

The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

From time to time VALIC, the Sub-adviser and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS

The Funds do not pay the Sub-advisers directly. According to the agreements, VALIC pays them a fee based on the Fund's average monthly net asset values. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by the Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.

The Series Company was issued an exemptive order by the Securities and Exchange
Commission (the "SEC") on            , 1998 for an exemption (the "Exemption")
from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a shareholders'
meeting held on            , 1998, to permit the Series Company to terminate,
replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Broad of Trustees but without formal shareholder approval.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.

Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian monthly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.

Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

Under the Investment Sub-Advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.

For more information on WHAT THE
SUB-ADVISERS ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES

The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Balanced Category includes:

  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Domestic Bond Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY

A Fund in the lifestyle category may invest in up to twelve Series Company Funds. A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

The anticipated portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:

                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund            50%
Large Cap Growth Fund             50-75%
Mid Cap Growth Fund               30-60%
Small Cap Growth Fund               100%
International Value Fund            150%
Large Cap Value Fund                100%
Mid Cap Value Fund                  100%
Small Cap Value Fund                100%
Socially Responsible Fund           120%
Balanced Fund                       150%
Domestic Bond Fund                  150%
Growth Lifestyle Fund             10-20%
Moderate Growth Lifestyle         10-20%
  Fund
Conservative Growth Lifestyle     10-20%
  Fund

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER

They make the investment decisions for the Fund. See "About the Fund's Management" for more information.

PORTFOLIO MANAGER

Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Fund's Management."

INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY

This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS

Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION

This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed last year is discussed. The graph also shows the return for an index to which we compare the mutual fund's, the managed account's or the composite's performance. For all the Funds except the Small Cap Value Fund and the three Lifestyle Funds we call this the Fund's "benchmark". The difference between the Fund and index return is caused by Fund expenses and tracking differences.

INTERNATIONAL GROWTH
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN COMPANIES IN
                     DEVELOPED AND EMERGING
                     MARKETS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

PORTFOLIO MANAGER

This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin and Robert J. Jurgens. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division.

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will focus its investments on developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of stocks including smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Foreign securities**           at least 85%
  Common, stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, American
  Depository Receipts,
  European Depository
  Receipts and Global
  Depository Receipts
---------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
---------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
---------------------------------------------
Securities of open-end or      up to 10%
  closed-end investment
  companies
---------------------------------------------
Forward currency exchange      up to 100%
  contracts
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Short term investments*****    up to 10%
---------------------------------------------

    * At time of purchase.
   ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.
  *** An "emerging country" security is issued by a Company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.
 **** Small capitalization companies are companies with
      market capitalizations of less than $1 billion at the time of purchase. ***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

1. The Templeton Performance Information

The International Growth Fund commenced operations on                and has no
investment performance record. The performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs ten years as the portfolio manager of the fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in scheduling the fund's performance.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Composite. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Composite in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

INTERNATIONAL GROWTH FUND
Fact Sheet -- (Continued)
--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser employs on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Templeton International Fund. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Templeton International Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     21.94%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER

This Fund is managed by the following individuals: Kent Clark; Robert L. Jones; and Victor H. Pinter. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. Mr. Clark has been Vice President of the Sub-adviser since 1992. Mr. Pinter has been Vice President of the Sub-adviser since 1990.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity Securities of U.S. and   at least 90%
  foreign issuers,** including
  convertible securities,
  American Depository Receipts
  and Global Depository
  Receipts
----------------------------------------------
Fixed income securities U.S.    up to 100%
  Government securities,
  repurchase agreements
  collateralized by U.S.
  Government securities,
  commercial paper rated at
  least A-2 by S&P or P-2 by
  Moody's, certificates of
  deposit, bankers'
  acceptances, repurchase
  agreements, non-convertible
  preferred stocks,
  non-convertible corporate
  bonds with a remaining
  maturity of less than one
  year
----------------------------------------------
Futures and options***          up to 5%
----------------------------------------------
Illiquid Securities             up to 15%
----------------------------------------------
Warrants and stock purchase     up to 5%
  rights
----------------------------------------------
Investment companies            up to 5%
----------------------------------------------
Unseasoned companies            up to 5%
----------------------------------------------

  *  At time of purchase
 ** This Fund may invest in the securities of a foreign issuer only if the securities are traded in the U.S. and the issuer complies with U.S. accounting standards.
*** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Large Cap Growth Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. The chart below shows the historical investment performance for the Goldman Sachs CORE Large Cap Growth Fund for the period from November 11, 1991 to present. Performance information prior to May 1, 1997 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by GSAM in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by the 1940 Act. If it had been registered under the 1940 Act, performance might have been adversely affected.

Distribution and advisory fees for the Large Cap Growth Fund are higher than the distribution and advisory fees incurred by the Goldman Sachs CORE Large Cap Growth Fund. The other fees and expenses incurred by the Large Cap Growth Fund may be higher or lower than the other fees and expenses incurred by the Goldman Sachs CORE Large Cap Growth Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         28.56%           24.66%           20.83%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN EQUITY
                     SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER

The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.
INVESTMENT RISK

This Fund invests mostly in stocks of medium sized companies that we believe are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund will invest principally in the equity securities of medium capitalization companies. We will seek to achieve capital appreciation through an opportunistic stock investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific securities, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Equity securities               at least 90%
  Common stocks, convertible
  preferred stocks,
  participating preferred
  stocks, preferred equity
  redemption cumulative
  stocks, preferred stocks and
  convertible bonds traded and
  domestic exchanges or an
  over-the-counter markets
----------------------------------------------
Foreign securities, American    up to 10%
  Depository Receipts
  ("ADRs")**
----------------------------------------------
Money market instruments***     up to 10%
  and fixed income securities,
  U.S. Government securities,
  corporate debt securities
  (including those subject to
  repurchase agreements),
  bankers acceptances and
  certificates of deposit of
  domestic branches of U.S.
  banks, commercial paper
  (including variable amount
  demand master notes) rated
  in one of the two highest
  rating of organizations or,
  if not rated, of equivalent
  quality and cash and cash
  equivalents
----------------------------------------------
Illiquid securities             up to 10%
----------------------------------------------
Real estate securities****      up to 10%
----------------------------------------------

   * At time of purchase
  ** Foreign securities held by this Fund will be held in the form of ADRs.
 *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.
**** This Fund will not invest directly in real estate, but rather, in readily marketable securities issued by or interests in companies that invest in real estate, including real estate investment trusts (REITs).

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Mid Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         48.26%           24.07%           22.44%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL COMPANY
                     GROWTH STOCKS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER

Candice Eggerss and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.
INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.
INVESTMENT RISK

This Fund invests primarily in U.S. small company growth stocks. These companies may not have the financial strength to do well in difficult times. Because they are small, the stock prices of these companies may fluctuate more over the short term but they have more potential to grow. This means their stock value may offer greater potential for appreciation. The securities that the Fund invests in involve certain risks such as market risks and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests in U.S. companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in the stocks that our research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Small company growth stocks     at least 65%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, trust or partnership
  interests, warrants, rights
  and investment company
  securities
----------------------------------------------
Foreign investments             up to 5%
----------------------------------------------
Futures and options             up to 25%
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Investment grade short term     up to 10%
  securities**
----------------------------------------------
Swaps                           up to 5%
----------------------------------------------

 *   At time of purchase.
** During severe market downturns or to maintain adequate liquidity to meet redemptions, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, may borrow from banks up to 10% of its assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the Small Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.
INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a portfolio consisting primarily of common stocks (or securities convertible into common stocks) and bonds of non-U.S. issuers.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Foreign securities** common     at least 80%
  stocks, convertible stocks
  and bonds
----------------------------------------------
Futures and options Put and     up to 90%
  call options on foreign
  currencies and forward
  currency contracts
----------------------------------------------
Cash, cash equivalents,         up to 100%
  government securities,
  nonconvertible preferred
  stocks, or straight debt
  securities***
----------------------------------------------

  *  At the time of purchase.
 ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging markets countries.
*** We may invest up to 100% of the Fund's assets in these instruments in varying proportions, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The International Value Fund commenced operations on                and has no
investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the discretionary accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Value Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the International Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       22.80%              13.72%            10.25%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.

INVESTMENT RISK

This Fund invests primarily in the stocks of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any stock can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of stocks from different economic sectors in this Fund's portfolio at a level similar to that of the Russell 1000 Value Index. There is no assurance that the Fund will be unaffected by such economic factors.

Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest primarily in equity securities. Equity securities will be selected by the Fund and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of each stock's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Russell 1000 Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
----------------------------------------------
Foreign debt securities**       up to 5%
----------------------------------------------
American Depository Receipts    up to 5%
----------------------------------------------
Corporate bonds                 up to 5%
----------------------------------------------
Debentures                      up to 5%
----------------------------------------------
Notes                           up to 5%
----------------------------------------------
Warrants                        up to 5%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities
----------------------------------------------
Securities Lending              up to 33 1/3%
----------------------------------------------
When-issued securities          up to 25%
----------------------------------------------
Put and call options
  Covered put and call options
  on securities
  Put and call options on       up to 25%
  securities indices
----------------------------------------------
Futures and options Initial     up to 5%
  margin deposits on futures
  and premiums for options and
  futures
----------------------------------------------
High quality short-term fixed   up to 100%
  income securities***
----------------------------------------------

  *  At time of purchase.
 ** The Fund may invest up to 5% of its total assets in the obligations of foreign issuers that are denominated in U.S. dollars.
*** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Value Fund commenced operations on               and has no
investment performance record. However, the Large Cap Value Fund will be managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for Discretionary Accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the same investment limitations, diversification and restriction imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code.

The chart below shows the investment performance for the Discretionary Accounts. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997.
The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Consequently, the performance results for the Discretionary Accounts would have been adversely affected if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON DISCRETIONARY ACCOUNTS COMPARABLE TO THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.18%           23.53%           23.43%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM- TO LARGE
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Neuberger&Berman Management, Inc.

PORTFOLIO MANAGER
Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger& Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in common stocks of medium- to large-capitalization established companies using a value-oriented investment approach.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in stocks of companies that are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests principally in common stocks of medium- to large-capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors as including ownership by a company's management of the company's stock and the dominance a company in its particular field.

We follow the guidelines listed below for making the investments for this Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
  Common stock, preferred
  stock, convertible
  securities
----------------------------------------------
Covered call options            up to 35%
----------------------------------------------
Foreign currency transactions   up to 5%
----------------------------------------------
Options on foreign currencies   up to 5%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities**
----------------------------------------------
Corporate debt securities       up to 15%
  rated below investment grade
  comparable unrated
  securities***
----------------------------------------------
Investment grade debt           less than 5%
  securities Corporate bonds
  and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
----------------------------------------------
Cash and cash equivalents****   up to 100%
----------------------------------------------

   * At time of purchase
  ** We may invest up to 15% of the Funds' assets in illiquid securities. Restricted securities are explained under "Types of Investments."
 *** This Fund may invest up to 15% of its assets in below investment grade debt securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.
**** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Value Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger & Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger & Berman Partners Fund. The chart below shows the investment performance for the Neuberger & Berman Partners Fund for the period April 1, 1988 through March 31, 1998. The date the Sub-Adviser assumed management of the Neuberger & Berman Partners Fund was January 20, 1975.

Distribution and advisory fees for the Mid Cap Value Fund are higher than the distribution and advisory fees incurred by the Neuberger & Berman Partners Fund. The other fees and expenses incurred by the Mid Cap Value Fund may be higher or lower than the other fees and expenses incurred by the Neuberger & Berman Partners Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         17.95%           21.80%           41.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN
                     SECURITIES OF SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISERS

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER

Patricia A. Falkowski, President and Chief Investment Officer of FMA has been Portfolio Manager for the actively-managed portion of the Fund's portfolio since the Fund's inception. Ms. Falkowski has been with FMA since 1991.

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

INVESTMENT RISK

As described below, this Fund invests in smaller capitalization companies. Some of these companies do not have the financial strength to do well in difficult times.

A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in smaller capitalization stocks, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Russell 2000 Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGIES

This Fund invests primarily in common stocks of small capitalization companies. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization stocks in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Value Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Value Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company stocks**          at least 65%
----------------------------------------------
Short-term investments Foreign  up to 35%
  and domestic money market
  instruments, certificates of
  deposit bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate debt securities,
  commercial paper rated A-1
  or A-2 by S&P or Prime-1 or
  Prime-2 by Moody's or, if
  unrated, of comparable
  quality, repurchase
  agreements
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants***                     up to 5%
----------------------------------------------
Time deposits****               up to 10%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Investment companies            up to 10%
----------------------------------------------

   * At time of purchase.
  ** This Fund will invest at least 65% of its assets in the stocks of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.
 *** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.
**** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN STOCKS OF COMPANIES
                     MEETING SOCIAL CRITERIA OF
                     THE FUND
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1992, Mr. Mossbarger has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered, open-end investment company.

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  - produce nuclear energy;

  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).
INVESTMENT RISK

Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the S&P 500 Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the S&P 500 Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.
If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
     Fund's Investments       Fund's Assets*
--------------------------------------------
Common stocks of companies    at least 80%
  meeting Fund's social
  criteria
--------------------------------------------
Other types of securities of  up to 20%
  companies meeting social
  criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money
    market securities and
    warrants
--------------------------------------------
Futures and options           up to 33%
--------------------------------------------
Illiquid and restricted       up to 10%
  securities
--------------------------------------------

* At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SOCIALLY RESPONSIBLE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Socially Responsible Fund commenced operations              and has no
investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC Social Awareness Fund. The chart below shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

Distribution and advisory fees for the Socially Responsible Fund are higher than the distribution and advisory fees incurred by the AGSPC Social Awareness Fund. The other fees and expenses incurred by the Socially Responsible Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Social Awareness Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.45%           25.67%           19.02%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

BALANCED FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGERS

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of
(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK

This Fund invests principally in debt securities and stocks. Stock values can rise and fall over long and short periods of time and involve market risks. Like equity securities, debt securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a combination of debt securities and stock in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. We select securities for the Fund's portfolio by identifying the stock and debt that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different portfolio manager makes investment decisions for the debt and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
    Fund Investments       Fund's Assets*
-------------------------------------------
Fixed income securities   not less than 20%
  Securities rated "A"    not more than 80%
  or
  better by Moody's or
  S&P or of comparable
  investment quality;
  U.S. Government
  securities,
  mortgage-related
  securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper**
-------------------------------------------
Equity securities***      not less than 20%
-------------------------------------------
High yield debt           not more than 20%
  securities
-------------------------------------------

  * At time of purchase.
 ** These investments will constitute at least 75% of the
    fixed-income securities held by the Fund.
*** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

The Balanced Fund commenced operations on               and has no investment
performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Balanced Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Balanced Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         30.15%           14.93%           13.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

DOMESTIC BOND FUND
Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN DEBT
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

INVESTMENT RISK

The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Investment grade intermediate   at least 75%
  and long-term corporate
  bonds rated at least A by
  Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities***, securities
  issued or guaranteed by the
  U.S. Government****, or the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
----------------------------------------------
Other debt obligations          up to 25%
  corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related securities,
  high yield bonds
----------------------------------------------
U.S. Government securities****  up to 100%
----------------------------------------------

   * At time of purchase.
  ** For more information concerning ratings see
     "Description of Corporate Bond Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.
 *** The Fund currently intends to limit these investments
     to no more than 20% of its total assets.
**** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

The Domestic Bond Fund commenced operations on               and has no
investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the account comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Domestic Bond Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.12%                5.98%               8.47%
-------------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MONEY MARKET FUND
Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENT IN
                     SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  B Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  B Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  B Commercial paper sold by corporations and finance companies

  B Corporate debt obligations with remaining maturities of 13 months or less

  B Repurchase agreements

  B Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  B Asset-backed securities

  B Loan participations

  B Adjustable rate securities

  B Illiquid and restricted securities (including Rule 144A Securities)*
---------------

*Limited to 10% of the Fund's net assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

Fact Sheet
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

INVESTMENT RISK

The fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Fund seeks current income and low to moderate growth by investing in the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Value Fund, the Domestic Bond Fund and the Small Cap Growth Fund.

We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities

If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Lifestyle Funds, the Money Market Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity securities. More information about other types of equity securities in which certain Funds may invest is contained in the Statement of Additional Information.

BONDS -- also called debt securities

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's and S&P (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund and the Domestic Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

For more information
about LOAN PARTICIPATIONS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds, other than the Lifestyle Funds, the Small Cap Growth Fund, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

  B Cash and cash equivalents

  B Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  B Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  B Commercial paper sold by corporations and finance companies

  B Corporate debt obligations with remaining maturities of 13 months or less

  B Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

Certain of the Funds may invest in the securities of other open-end or closed-end investment companies. Under the 1940 Act, a Fund may invest no more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.

The International Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund each may invest in investment company securities in accordance with its investment objectives.

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk

For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
Information.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

--------------------------------------------------------------------------------

("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, Mid Cap Growth Fund and the International Growth Fund may invest in one or more of the following types of futures and options:

  B Write exchange traded covered put and call options on securities and stock indices.

  B Purchase exchange traded put and call options on securities and stock indices.

  B Purchase and sell exchange traded financial futures contracts.

  B Write covered call options and purchase exchange traded put and call options on financial futures contracts.

  B Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.

For more information about
SWAP AGREEMENTS, see the
Statement of Additional Information.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  B Market Risk

  B Credit (Financial) Risk

  B Interest Rate Risk

  B Risk Associated with Foreign Securities

  B Manager Risk (Lifestyle Funds only)

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments.

These limits are determined by the Fund's investment objectives and risk level.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodians, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers Institutional Class I Shares of the Funds only to employee retirement plans offered through the Distributor.

The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Each Fund currently offers five classes of shares, designated Class A shares, Class B shares, Class C shares, Institutional Class I shares and Institutional Class II shares. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B and Class C shareholders are likely to be lower than to other shareholders.

The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

PURCHASE AND REDEMPTION OF SHARES

Institutional Class I shares of each Fund are available to you through your employer bought from the Distributor or the Series Company through National Financial Data Services, Inc., the Funds' transfer agent ("Transfer Agent").

As a participant in an employer retirement plan, you do not purchase Institutional Class I shares of the Funds directly. Rather, Institutional Class I shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

As distributor, the Distributor sells Institutional Class I shares of the Funds to employer retirement plans. The Distributor sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The Series Company may suspend the sale of any of the Fund's Institutional Class I shares to employer retirement plans.

The price to purchase one share of a Fund is the Fund's net asset value per share (NAV). Shares are sold at the public offering price based on the net asset value next determined after the Transfer Agent receives an order. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive an order, either directly or from the Distributor, before the close of regular trading on the New York Stock Exchange.

The Distributor is a wholly-owned subsidiary of VALIC and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor does not charge the Series Company or employer retirement plans for its services. Also, the Distributor is not required to sell a minimum number of shares to employer retirement plans.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

TRANSFERS AND EXCHANGES

An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Certain investment options, particularly company stock or guaranteed investment contracts (GICs), may

VALIC INVESTMENT
SERVICES COMPANY
acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

be subject to unique restrictions. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Through the Distributor, an employer plan sends orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily, the International Growth Fund, the Large Cap Value Fund and the Small Cap Value Fund pay dividends quarterly and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Lifestyle Funds are "non-diversified" under the 1940 Act. This means that each Fund can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. These Funds may invest up to 25% of their total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of a Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant under an employer plan, you vote on these matters indirectly by voting your shares. The way you vote your shares as a participant depends on your employer plan.

See the Statement of Additional
Information and your contract
prospectus for further tax
discussions. You should also
consult your tax advisor before
investing.

--------------------------------------------------------------------------------

When a matter comes up for vote, the employer plan will vote its shares in the same proportion as the share votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its shares, it may decide to vote that way.

Controlling Shareholder

VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  B to approve certain agreements as required by the 1940 Act;

  B to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  B to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS

Like insurance companies, financial and business organizations around the world, the Series Company Funds could be adversely affected if the computer systems used by the Series Company, other service providers and entities with computer systems that are linked to the Series Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Series Company's major service providers. The Series Company expects to be substantially complete with its computer systems projects to address the Year 2000 Issue by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Company Funds.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to participants or other investors. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................


==========================================================================================================
  Please send me a free copy of the Statement of Additional Information for American General Series
  Portfolio Company 2.
   Name: -------------------------------------------------------------------------------------------------

   Address: ----------------------------------------------------------------------------------------------

   Social Security Number: -------------------------------------------------------------------------------

==========================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

State Street Global Advisors
2 International Place
Boston, Massachusetts 02110

Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

Neuberger&Berman Management, Inc.
605 Third Avenue
Second Floor
New York, New York 10158-0180

Brown Capital Management, Inc.
809 Cathedral Street
Baltimore, Maryland 21201
Fiduciary Management Associates, Inc.
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
DISTRIBUTOR:
VALIC Investment Services Company
2929 Allen Parkway
Houston, TX 77019
CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010
TRANSFER AND SHAREHOLDER SERVICE AGENT:
National Financial Data Services, Inc.
1004 Baltimore
Kansas City, Missouri 64105-1807

                             TRUSTEES AND OFFICERS

       TRUSTEES           OFFICERS
       --------           --------
Thomas L. West, Jr.       Thomas L. West, Jr.      Chairman
Craig R. Rodby            John A. Graf             President
John A. Graf              Craig R. Rodby           Vice Chairman
Norman Hackerman          Michael G. Atnip         Executive Vice President
John William Lancaster    Joe C. Osborne           Executive Vice President
F. Robert Paulson         Norman Jaskol            Vice President and Chief Investment Officer
R. Miller Upton           Teresa S. Moro           Vice President and Investment Officer
Ben H. Love               John W. Mossbarger       Vice President and Investment Officer
                          William Trimbur,         Vice President and Investment Officer
                          Jr.                      Vice President
                          Brent C. Nelson          Vice President and Secretary
                          Cynthia A. Toles         Vice President and Assistant Secretary
                          Nori L. Gabert           Treasurer
                          Gregory R. Seward        Controller
                          Kathryn A. Pearce        Assistant Treasurer
                          Earl E. Allen, Jr.

Printed Matter
Printed in U.S.A.                        [--recycled paper  LOGO--]
VA 10856-I VER 7/98

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 13, 1998

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
CLASS A SHARES                                                2929 ALLEN PARKWAY
CLASS B SHARES                                              HOUSTON, TEXAS 77019
CLASS C SHARES                                                     July 13, 1998
PROSPECTUS

The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 18 Funds:

INDEX EQUITY FUNDS:

      AMERICAN GENERAL S&P 500 INDEX FUND ("S&P 500 INDEX FUND")
      Total return through investments tracking the S&P 500 Index.

      AMERICAN GENERAL MID CAP INDEX FUND ("MID CAP INDEX FUND")
      Growth through investments tracking the S&P Mid Cap Index.

      AMERICAN GENERAL SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND") Total return through investments tracking the Russell 2000 Index.

ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") Long-term capital appreciation through investments in companies in developed and emerging markets.

      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers.

      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Growth through investments in equity securities.

      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small company growth stocks.

      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
      Growth through investments in medium- to large-capitalization companies.

      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") Growth through investments in stocks of companies meeting social criteria of the Fund.

BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUND:

      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
      High and total return consistent with conservation of capital through investments in debt securities.

MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

The Variable Annuity Life Insurance Company ("VALIC") is the Funds' investment adviser. Class A, Class B and Class C shares of these Funds are available to you through the Fund's distributor, VALIC Investment Services Company (the "Distributor"), an affiliate of VALIC. VALIC is a member of the American General Corporation group of companies.

This Prospectus offers Class A, Class B and Class C shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance. VALIC has filed a Statement of Additional Information, dated July 13, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OR PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                  DO NOT COPY

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................    1

FEE TABLE.....................................    2
     Shareholder Transaction Expenses.........    2
     Annual Fund Operating Expenses...........    2

ABOUT THE FUND'S MANAGEMENT...................    4
     Investment Adviser.......................    4
     Investment Sub-advisers..................    4
     Portfolio Manager........................    6
     How Advisers Are Paid For Their
       Services...............................    6
     The Sub-advisers.........................    7
     About the Board of Trustees..............    8

ABOUT THE FUNDS...............................    9
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    9
     About Level of Risk......................    9
     About Portfolio Turnover.................    9
     About Fund Performance...................   10

THE INDEX EQUITY FUNDS........................   11

FUND FACT SHEETS..............................   13
  INDEX EQUITY FUNDS
     S&P 500 Index Fund.......................   14
     Mid Cap Index Fund.......................   16
     Small Cap Index Fund.....................   18
  ACTIVELY MANAGED EQUITY FUNDS
     International Growth Fund................   21
     Large Cap Growth Fund....................   24
     Mid Cap Growth Fund......................   26
     Small Cap Growth Fund....................   28
     International Value Fund.................   30
     Large Cap Value Fund.....................   32
     Mid Cap Value Fund.......................   34
     Small Cap Value Fund.....................   36
  SPECIALTY EQUITY FUND
     Socially Responsible Fund................   38
  BALANCED FUND Balanced Fund.................   40
  INCOME FUND
     Domestic Bond Fund.......................   42
  MONEY MARKET FUND
     Money Market Fund........................   44
  LIFESTYLE FUNDS
     Growth Lifestyle Fund....................   46
     Moderate Growth Lifestyle Fund...........   47

                                                PAGE
                                                ----
     Conservative Growth Lifestyle Fund.......   48

TYPES OF INVESTMENTS..........................   49
     Stocks...................................   49
     Bonds....................................   49
          Asset-Backed Securities.............   49
          Loan Participations.................   49
     Variable Amount Demand Master Notes......   50
     Structured Securities....................   50
     Real Estate Securities...................   50
     Illiquid and Restricted Securities.......   50
     Depository Receipts......................   50
     Investment Funds.........................   50
     Foreign Currency.........................   50
     When-Issued Securities...................   51
     Money Market Securities..................   51
     Investment Companies.....................   51
     Derivatives..............................   51
          Options.............................   51
          Call Option.........................   51
          Put Option..........................   52
     Swap Agreements..........................   52
     Warrants and Rights......................   52
     Repurchase Agreements....................   52
     A Word About Risk........................   52
     Investment Practices.....................   53
          Limitations.........................   53
          Lending Portfolio Securities........   54

ABOUT THE SERIES COMPANY......................   55
     Series Company Shares....................   55
     Types of Accounts........................   55
     Sales Arrangements.......................   56
     Purchase and Redemption of Shares........   57
     Distribution and Service Plan............   59
     How to Sell Fund Shares..................   59
     Exchanges of Shares......................   60
     Net Asset Value of the Series
       Company Shares.........................   60
     Dividends and Capital Gains..............   60
     Diversification..........................   61
     Taxes....................................   61
     Voting Rights............................   61
     Year 2000 Risks..........................   61
     Reports..................................   61

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.

The Series Company is an open-end management investment company and currently consists of 18 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. However, we make investment decisions for, and are responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.

All inquiries regarding this prospectus should be directed, in writing, to [VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960].

Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no
limit on the number of
investors who may buy
shares.

FEE TABLE
--------------------------------------------------------------------------------

FUND OPERATING EXPENSES ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC and a distribution and/or service fee to the Distributor. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' estimated expenses for the first year of operation on an annualized basis.

-------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                               CLASS A    CLASS B   CLASS C
-------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             [TO COME]  None       None
Maximum Sales Load Imposed on Reinvested Dividends            None       None       None
Maximum Deferred Sales Load                                   None       [TO COME]  1.0%
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None       None       None
Exchange Fee                                                  [None]     [None]     [None]

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                                                                      LARGE
                                                                                                                       CAP
                                                                              SMALL CAP            INTERNATIONAL      GROWTH
                           S&P 500 INDEX FUND     MID CAP INDEX FUND         INDEX FUND             GROWTH FUND        FUND
                          ---------------------  ---------------------  ---------------------  ---------------------  ------
Management Fee
12b-1 Fees
 Class A                          0.25%                  0.25%                  0.25%                  0.25%          0.25%
 Class B(1)                       1.00%                  1.00%                  1.00%                  1.00%          1.00%
 Class C(1)                       1.00%                  1.00%                  1.00%                  1.00%          1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

                                                 SMALL                            LARGE
                                                  CAP                              CAP
                                 MID CAP         GROWTH       INTERNATIONAL       VALUE
                               GROWTH FUND        FUND          VALUE FUND        FUND
                          ---------------------  ------   ----------------------  -----
Management Fee
12b-1 Fees
 Class A                          0.25%          0.25%            0.25%           0.25%
 Class B(1)                       1.00%          1.00%            1.00%           1.00%
 Class C(1)                       1.00%          1.00%            1.00%           1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                                   SOCIALLY
                                        MID CAP                  SMALL CAP        RESPONSIBLE
                                      VALUE FUND                VALUE FUND           FUND           BALANCED FUND
                              ---------------------------  ---------------------  -----------   ---------------------
Management Fee
12b-1 Fees
 Class A                                 0.25%                     0.25%             0.25%              0.25%
 Class B(1)                              1.00%                     1.00%             1.00%              1.00%
 Class C(1)                              1.00%                     1.00%             1.00%              1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

                                                                               MODERATE    CONSERVATIVE
                                                          MONEY     GROWTH      GROWTH        GROWTH
                                    DOMESTIC BOND         MARKET   LIFESTYLE   LIFESTYLE    LIFESTYLE
                                         FUND              FUND      FUND        FUND          FUND
                              --------------------------  ------   ---------   ---------   ------------
Management Fee                                                      10.10%       0.10%        0.10%
12b-1 Fees
 Class A                                0.25%             0.25%      0.25%       0.25%        0.25%
 Class B(1)                             1.00%             1.00%      1.00%       1.00%        1.00%
 Class C(1)                             1.00%             1.00%      1.00%       1.00%        1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

(1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a fund-level senior by NASD Rules.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming (i) an
operating expense ratio of     % for Class A shares,     % for Class B shares
and     % for Class C shares, (ii) each Fund's annual return is 5% and (iii)
redemption at the end of each period:

                                          S&P     MID    SMALL                   LARGE     MID     SMALL                    LARGE
                                          500     CAP     CAP    INTERNATIONAL    CAP      CAP      CAP                      CAP
                                         INDEX   INDEX   INDEX      GROWTH       GROWTH   GROWTH   GROWTH   INTERNATIONAL   VALUE
                                         FUND    FUND    FUND        FUND         FUND     FUND     FUND     VALUE FUND     FUND
                                         -----   -----   -----   -------------   ------   ------   ------   -------------   -----
  Class A shares
    1 Year
    3 Years
  Class B shares
    1 Year
    3 Years
  Class B Shares
    (no redemption)
    1 Year
    3 Years
  Class C shares
    1 Year
    3 Years

                                 MID    SMALL                                                            MODERATE    CONSERVATIVE
                                 CAP     CAP     SOCIALLY                DOMESTIC   MONEY     GROWTH      GROWTH        GROWTH
                                VALUE   VALUE   RESPONSIBLE   BALANCED     BOND     MARKET   LIFESTYLE   LIFESTYLE    LIFESTYLE
                                FUND    FUND       FUND         FUND       FUND      FUND      FUND        FUND          FUND
                                -----   -----   -----------   --------   --------   ------   ---------   ---------   ------------
  Class A shares
    1 Year
    3 Years
  Class B shares
    1 Year
    3 Years
  Class B shares
    (no redemption)
    1 Year
    3 Years
  Class C shares
    1 Year
    3 Years

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management formation. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.

One Investment Advisory Agreement dated [               , 1998] covers all 18
Funds.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s);
(iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Sub-advisers are:

BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is the Sub-adviser for the S&P 500 Index Fund, the Mid Cap Index Fund, and the Small Cap Index Fund and is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed over $300 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1997.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.3 billion in assets as of December 31, 1997.

CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of December 31, 1997, Capital Guardian had more than $65 billion in assets under management.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1997, FMA had over $1.6 billion in assets under management.

VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S
PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore,
Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located
at 55 West Monroe Street,
Suite #2550, Chicago,
Illinois 60603.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 1997, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $135.3 billion.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")

JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1997, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $255 billion in assets under management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1997, Jacobs Asset Management had more than $280 million in assets under management.

NEUBERGER & BERMAN MANAGEMENT, INC. ("N&B MANAGEMENT")

N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. The mutual funds managed by N&B Management and its affiliates had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of December 31, 1997.

GSAM'S PRINCIPAL OFFICES are
located at One New York Plaza,
New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are
located at 522 Fifth Avenue,
New York, NY 10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at
200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL
OFFICES are located 605 Third
Avenue, Second Floor, New York,
New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

S&P 500 Index Fund                0.27% on the first $500 million
                                  0.26% on assets over $500 million
Mid Cap Index Fund                0.28% on the first $500 million
                                  0.27% on assets over $500 million
Small Cap Index Fund              0.28% on the first $500 million
                                  0.27% on assets over $500 million
International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million

Large Cap Value Fund     0.50%
Mid Cap Value Fund       0.75% on the first $100 million
                         0.725% on the next $150 million
                         0.70% on the next $250 million
                         0.675% on the next $250 million
                         0.65% on the assets over $750 million
Small Cap Value Fund     0.75% on the first $50 million
                         0.65% on the assets over $50 million
Socially Responsible
 Fund                    0.25%
Balanced Fund            0.80% on the first $25 million
                         0.65% on the next $25 million
                         0.45% on assets over $50 million
Domestic Bond Fund       0.60% on the first $50 million
                         0.45% on the next $50 million
                         0.43% on the next $200 million
                         0.40% on the assets over $300 million
Money Market Fund        0.25%
Conservative Growth      0.10%
 Lifestyle Fund
Moderate Growth          0.10%
 Lifestyle Fund
Growth Lifestyle Fund    0.10%

The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

From time to time VALIC, the Sub-adviser and/or the Distributor may voluntarily undertake to reduce the Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS

The Funds do not pay the Sub-advisers directly. According to the agreements VALIC pays them a fee based on the Fund's average monthly net market value. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by the Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.

The Series Company was issued an exemptive order by the Securities and Exchange
Commission (the "SEC") on            , 1998 for an exemption (the "Exemption")
from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a shareholders'
meeting held on            , 1998, to permit the Series Company to terminate,
replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03% and the S&P 500 Index Fund at an annual rate of 0.02% of the first $2 billion and 0.01% on assets over $2 billion. We pay Bankers Trust monthly fees based on the average daily net asset values of the Mid Cap Index Fund at an annual rate of 0.03% of the first $300 million and 0.02% on assets over $300 million and the Small Cap Index Fund at an annual rate of 0.03% of the first $150 million and 0.02% on assets over $150 million.

Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian monthly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.

Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

For more information on WHAT THE
SUB-ADVISERS ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.

Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES
The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  S&P 500 Index Fund
  Mid Cap Index Fund
  Small Cap Index Fund
  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Balanced Category includes:

  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Domestic Bond Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY

A Fund in the lifestyle category may invest in up to twelve Series Company Funds. A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

The anticipated portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:

                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
S&P 500 Index Fund                  3-5%
Mid Cap Index Fund                10-15%
Small Cap Index Fund              40-50%
International Growth Fund            50%
Large Cap Growth Fund             50-75%
Mid Cap Growth Fund               30-60%
Small Cap Growth Fund               100%
International Value Fund            150%
Large Cap Value Fund                100%
Mid Cap Value Fund                  100%
Small Cap Value Fund                100%
Socially Responsible Fund           120%
Balanced Fund                       150%
Domestic Bond Fund                  150%
Growth Lifestyle Fund             10-20%
Moderate Growth Lifestyle
  Fund                            10-20%
Conservative Growth Lifestyle     10-20%
  Fund

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

THE INDEX EQUITY FUNDS
--------------------------------------------------------------------------------

Three of the 18 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?

An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P Mid Cap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY TO TRACK?

While there are more than a hundred different indexes, the Index Funds in this prospectus try to track three very prominent stock indexes:

THE S&P 500 INDEX FUND TRACKS THE STANDARD & POOR'S 500 STOCK INDEX(R)*

The Standard & Poor's 500 Stock Index(R) (S&P 500) tracks the common stock performance of large U.S. manufacturing, utilities, transportation, and financial companies as well as companies in other industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

An index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1998, this Index was tracking 18 of the same stocks tracked by the Russell 2000 Index.

THE MID CAP INDEX FUND TRACKS THE STANDARD & POOR'S MID CAP 400(R) INDEX*

The Standard & Poor's Mid Cap 400(R) Index (S&P Mid Cap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign manufacturing, utilities, transportation, and financial companies as well as companies in other industries. The average market capitalization of the S&P Mid Cap 400 Index was $3.4 billion as of December 31, 1997.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1998, this Index was tracking 130 of the same stocks tracked by the Russell 2000 Index. This Index does not track the same stocks as the S&P 500 Index.

THE SMALL CAP INDEX FUND TRACKS
THE RUSSELL 2000(R) INDEX**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $1 billion.

The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. The average market capitalization of the Russell 2000 Index is $820 million as of December 31, 1997.

The stocks tracked by this Index are updated annually because many small capitalized companies eventually become medium capitalized companies and some fail.

---------------

 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P Mid Cap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the Mid Cap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INDEX FUNDS have out-performed
most actively managed mutual
funds over consecutive ten year
periods. However, because they
are managed to track an index
they will rise and fall with the
market.

--------------------------------------------------------------------------------

HOW CLOSELY CAN INDEX FUNDS TRACK THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.

The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER

They make the investment decisions for the Fund. See "About the Fund's Management" for more information.

PORTFOLIO MANAGER

Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Fund's Management."

INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY

This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS

Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION

This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed last year is discussed. The graph also shows the return for an index to which we compare the mutual fund's, the managed account's or the composite's performance. For all the Funds except the three Index Funds, the Small Cap Value Fund and the three Lifestyle Funds we call this the Fund's "benchmark". The difference between the Fund and index return is caused by Fund expenses and tracking differences.

S&P 500 INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN THROUGH
                     INVESTMENTS TRACKING THE S&P
                     500 INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE

Seeks to provide investment results that, before Expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index (Index).

INVESTMENT RISK

The S&P 500 Index includes the stock of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time. This Fund, which holds nearly all of the 500 stocks in the S&P 500 Index, avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because the Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                              Percent of
   Fund's Investments       Fund's Assets*
-------------------------------------------
Stocks in the S&P 500      at least 80%
  Index**
-------------------------------------------
Futures and options        no more than 33%
-------------------------------------------
Short term debt            up to 20%
  securities and money
  market instruments***
-------------------------------------------
Illiquid securities        up to 15%

-------------------------------------------------
  * At time of purchase.
 ** Under normal conditions, when the Fund's assets exceed $10 million, the Fund will invest at least 80% of its assets in common stocks of companies which comprise the S&P 500 Index.
*** The Fund's assets may be invested in short-term instruments hedged with stock index futures or options with remaining maturities of 397 days or less to meet redemptions, facilitate investment in common stocks, or for day to day operating purposes. Short-term instruments consist of (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;
     (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Sub-adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. With respect to investments in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or if no such ratings are available, the instrument must be of comparable quality in our opinion.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

S&P 500 INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

The S&P 500 Index Fund commenced operations on               and has no
investment performance record. However, the S&P 500 Index Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Large Cap Equity Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Large Cap Equity Index Fund. The chart below shows the investment performance for the BT Pyramid Large Cap Equity Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for the BT Pyramid Large Cap Equity Index Fund was May 31, 1977.

Distribution and advisory fees for the S&P 500 Index Fund are higher than the distribution and advisory fees incurred by the BT Pyramid Large Cap Equity Index Fund. The other fees and expenses incurred by the S&P 500 Index Fund may be higher or lower than the other fees and expenses incurred by the BT Pyramid Large Cap Equity Index Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE S&P 500 INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.85%           22.05%           18.67%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     TRACKING THE S&P MID CAP 400
                     INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P Mid Cap 400 Index (Index).

INVESTMENT RISK

The S&P Mid Cap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium sized, they have more potential to grow, which means the value of their stock may increase. The S&P Mid Cap 400 Index also includes stocks of certain medium sized foreign companies. These stocks can be more risky than large company stocks. An index fund holding nearly all of the 400 stocks in the S&P Mid Cap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P Mid Cap 400 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                              Percent of
    Fund Investments        Fund's Assets*
-------------------------------------------
Stocks in the S&P Mid Cap  at least 65%
  400 Index
-------------------------------------------
Foreign stocks (listed     no more than 20%
  and over-the-counter)
  in the S&P Mid Cap 400
  Index
-------------------------------------------
Futures and options        no more than 33%
-------------------------------------------
Investments not in the     no more than 35%
  S&P Mid Cap 400 Index
  Common stock and
    related securities
  High quality money
    market securities
  Illiquid and restricted
    securities.

-------------------------------------------------
  * At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
in "Types of
Investments."

MID CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Index Fund commenced operations on              and has no
investment performance record. However, the Mid Cap Index Fund's investment objectives, policies and strategies are substantially similar to the American General Series Portfolio Company's Mid Cap Index Fund ("AGSPC Mid Cap Index Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Mid Cap Index Fund. The chart below shows the investment performance for the AGSPC Mid Cap Index Fund in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the AGSPC Mid Cap Index Fund since the change in investment objectives, investment program and investment restrictions of the underlying Fund. The inception date for the AGSPC Mid Cap Index Fund was October 13, 1982.

Distribution and advisory fees for the Mid Cap Index Fund are higher than the distribution and advisory fees incurred by the AGSPC Mid Cap Index Fund. The other fees and expenses incurred by the Mid Cap Index Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Mid Cap Index Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       48.53%              31.07%            11.71%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR        SINCE INCEPTION
---------------------------------------------------------
       48.53%              31.07%            18.58%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN THROUGH
                     INVESTMENTS TRACKING THE
                     RUSSELL 2000 INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Russell 2000 Index (Index) by investing in one or more companies included in the Index that are deemed representative of the diversification of the entire Russell 2000 Index.

INVESTMENT RISK

The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk. For more information about market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Stocks in the Russell 2000      at least 80%
  Index
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Short-term securities and       up to 25%
  money market instruments**
----------------------------------------------
Warrants***                     up to 5%

-------------------------------------------------
  * At time of purchase.
 ** We may invest up to 25% of the Fund's assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in securities of the Russell 2000 Index.
*** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Index Fund commenced operations on              and has no
investment performance record. However, the Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Russell 2000 Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Russell 2000 Index Fund. The chart below shows the investment performance for BT Pyramid Russell 2000 Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for BT Pyramid Russell 2000 Index Fund was October 31, 1987.

Distribution and advisory fees for the Small Cap Index Fund are higher than the distribution and advisory fees incurred by the BT Pyramid Russell 2000 Index Fund. The other fees and expenses incurred by the Small Cap Index Fund may be higher or lower than the other fees and expenses incurred by the BT Pyramid Russell 2000 Index Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SMALL CAP INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       42.43%              17.60%            14.57%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

                      (This page intentionally left blank)

INTERNATIONAL GROWTH
FUND

Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN COMPANIES IN
                     DEVELOPED AND EMERGING
                     MARKETS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Jacobs Asset Management

PORTFOLIO MANAGER

This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin and Robert J. Jurgens. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division.

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will focus its investments on developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/ cash flow, enterprise value/cash flow, and price/ future earnings. This Fund invests in a wide range of stocks including smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
     Fund's Investments        Fund's Assets*
---------------------------------------------
Foreign securities**           at least 85%
  Common, stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, American
  Depository Receipts,
  European Depository
  Receipts and Global
  Depository Receipts.
---------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
---------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
---------------------------------------------
Securities of open-end or      up to 10%
  closed-end investment
  companies
---------------------------------------------
Forward currency exchange      up to 100%
  contracts
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Short term investments*****    up to 10%

-------------------------------------------------
    * At time of purchase.

   ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.

  *** An "emerging country" security is issued by a Company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.

 **** Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase.

***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

1. The Templeton Performance Information

The International Growth Fund commenced operations on                and has no
investment performance record. The performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs ten years as the portfolio manager of the fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in scheduling the fund's performance.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Composite. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Composite in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

INTERNATIONAL GROWTH FUND
Fact Sheet -- (Continued)
--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser employs on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Templeton International Fund. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Templeton International Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     21.94%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER

This Fund is managed by the following individuals: Kent Clark; Robert L. Jones; and Victor H. Pinter. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. Mr. Clark has been Vice President of the Sub-adviser since 1992. Mr. Pinter has been Vice President of the Sub-adviser since 1990.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity Securities                at least 90%
  of U.S. and foreign
  issuers,** including
  convertible securities,
  American Depository Receipts
  and Global Depository
  Receipts
----------------------------------------------
Fixed income securities           up to 100%
  U.S. Government securities,
  repurchase agreements
  collateralized by U.S.
  Government securities,
  commercial paper rated at
  least A-2 by S & P or P-2 by
  Moody's, certificates of
  deposit, bankers'
  acceptances, repurchase
  agreements, non-convertible
  preferred stocks,
  non-convertible corporate
  bonds with a remaining
  maturity of less than one
  year
----------------------------------------------
Futures and options***             up to 5%
----------------------------------------------
Illiquid Securities               up to 15%
----------------------------------------------
Warrants and stock purchase        up to 5%
  rights
----------------------------------------------
Investment companies               up to 5%
----------------------------------------------
Unseasoned companies               up to 5%

-------------------------------------------------
  * At time of purchase.
 ** This Fund may invest in the securities of a foreign issuer only if the securities are traded in the U.S. and the issuer complies with U.S. accounting standards.
*** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Large Cap Growth Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. The chart below shows the historical investment performance for the Goldman Sachs CORE Large Cap Growth Fund for the period from November 11, 1991 to present. Performance information prior to May 1, 1997 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by GSAM in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by the 1940 Act. If it had been registered under the 1940 Act, performance might have been adversely affected.

Distribution and advisory fees for the Large Cap Growth Fund are higher than the distribution and advisory fees incurred by the Goldman Sachs CORE Large Cap Growth Fund. The other fees and expenses incurred by the Large Cap Growth Fund may be higher or lower than the other fees and expenses incurred by the Goldman Sachs CORE Large Cap Growth Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         28.56%           24.66%           20.83%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN EQUITY
                     SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER

The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.

INVESTMENT RISK

This Fund invests mostly in stocks of medium sized companies that we believe are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund will invest principally in the equity securities of medium capitalization companies. We will seek to achieve capital appreciation through an opportunistic stock investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific securities, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity securities               at least 90%
  Common stocks, convertible
  preferred stocks,
  participating preferred
  stocks, preferred equity
  redemption cumulative
  stocks, preferred stocks and
  convertible bonds traded and
  domestic exchanges or an
  over-the-counter markets.
----------------------------------------------
Foreign securities, American      up to 10%
  Depository Receipts
  ("ADRs")**
----------------------------------------------
Money market instruments***       up to 10%
  and fixed income securities,
  U.S. Government securities,
  corporate debt securities
  (including those subject to
  repurchase agreements),
  bankers acceptances and
  certificates of deposit of
  domestic branches of U.S.
  banks, commercial paper
  (including variable amount
  demand master notes) rated
  in one of the two highest
  rating of organizations or,
  if not rated, of equivalent
  quality and cash and cash
  equivalents.
----------------------------------------------
Illiquid securities               up to 10%
----------------------------------------------
Real estate securities****        up to 10%

-------------------------------------------------
   * At time of purchase.
  ** Foreign securities held by this Fund will be held in the form of ADRs.
 *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.
**** This Fund will not invest directly in real estate, but rather, in readily marketable securities issued by or interests in companies that invest in real estate, including real estate investment trusts (REITs).

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Mid Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         48.26%           24.07%           22.44%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL COMPANY
                     GROWTH STOCKS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER

Candice Eggerss and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.

INVESTMENT RISK

This Fund invests primarily in U.S. small company growth stocks. These companies may not have the financial strength to do well in difficult times. Because they are small, the stock prices of these companies may fluctuate more over the short term but they have more potential to grow. This means their stock value may offer greater potential for appreciation. The securities that the Fund invests in involve certain risks such as market risks and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests in U.S. companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in the stocks that our research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company growth stocks     at least 65%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, trust or partnership
  interests, warrants, rights
  and investment company
  securities
----------------------------------------------
Foreign investments             up to 5%
----------------------------------------------
Futures and options             up to 25%
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Investment grade short term     up to 10%
  securities**
----------------------------------------------
Swaps                           up to 5%
----------------------------------------------

 * At time of purchase.
** During severe market downturns or to maintain adequate liquidity to meet redemptions, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, may borrow from banks up to 10% of its assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the Small Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a portfolio consisting primarily of common stocks (or securities convertible into common stocks) and bonds of non-U.S. issuers.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Foreign securities**            at least 80%
  common stocks, convertible
  stocks and bonds
----------------------------------------------
Futures and options             up to 90%
  Put and call options on
  foreign currencies and
  forward currency contracts
----------------------------------------------
Cash, cash equivalents,         up to 100%
  government securities,
  nonconvertible preferred
  stocks, or straight debt
  securities***
----------------------------------------------

  * At time of purchase.
 ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging markets countries.
*** We may invest up to 100% of the Fund's assets in these instruments in varying proportions, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The International Value Fund commenced operations on                and has no
investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the discretionary accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Value Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the International Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       22.80%              13.72%            10.25%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers.

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.
INVESTMENT RISK
This Fund invests primarily in the stocks of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any stock can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of stocks from different economic sectors in this Fund's portfolio at a level similar to that of the Russell 1000 Value Index. There is no assurance that the Fund will be unaffected by such economic factors.

Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest primarily in equity securities. Equity securities will be selected by the Fund and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of each stock's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Russell 1000 Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
----------------------------------------------
Foreign debt securities**       up to 5%
----------------------------------------------
American Depository Receipts    up to 5%
----------------------------------------------
Corporate bonds                 up to 5%
----------------------------------------------
Debentures                      up to 5%
----------------------------------------------
Notes                           up to 5%
----------------------------------------------
Warrants                        up to 5%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities
----------------------------------------------
Securities Lending              up to 33 1/3%
----------------------------------------------
When-issued securities          up to 25%
----------------------------------------------
Put and Call Options            up to 25%
  Covered put and call options
  on securities
  Put and call options on
  securities indices
----------------------------------------------
Futures and options             up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
----------------------------------------------
High quality short-term fixed   up to 100%
  income securities***

-------------------------------------------------
  * At time of purchase.
 ** The Fund may invest up to 5% of its total assets in the
    obligations of foreign issuers that are denominated in U.S. dollars.
*** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Value Fund commenced operations on               and has no
investment performance record. However, the Large Cap Value Fund will be managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for Discretionary Accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the same investment limitations, diversification and restriction imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code.

The chart below shows the investment performance for the Discretionary Accounts. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997.
The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Consequently, the performance results for the Discretionary Accounts would have been adversely affected if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON DISCRETIONARY ACCOUNTS COMPARABLE TO THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.18%           23.53%           23.43%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM- TO LARGE
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Neuberger & Berman Management, Inc.

PORTFOLIO MANAGER
Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger & Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in common stocks of medium- to large-capitalization established companies using a value-oriented investment approach.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in stocks of companies that are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests principally in common stocks of medium- to large-capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors as including ownership by a company's management of the company's stock and the dominance a company in its particular field.

We follow the guidelines listed below for making the investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
  Common stock, preferred
  stock, convertible
  securities
----------------------------------------------
Covered call options            up to 35%
----------------------------------------------
Foreign currency transactions   up to 5%
----------------------------------------------
Options on foreign currencies   up to 5%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities**
----------------------------------------------
Corporate debt securities       up to 15%
  rated
  below investment grade
  comparable unrated
  securities***
----------------------------------------------
Investment grade debt           less than 5%
  securities Corporate bonds
  and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
----------------------------------------------
Cash and cash equivalents****   up to 100%
----------------------------------------------

   * At time of purchase.
  ** We may invest up to 15% of the Funds' assets in illiquid securities. Restricted securities are explained under "Types of Investments."
 *** This Fund may invest up to 15% of its assets in below investment grade debt securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.
**** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Value Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger & Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger & Berman Partners Fund. The chart below shows the investment performance for the Neuberger & Berman Partners Fund for the period April 1, 1998 through March 31, 1999. The date the Sub-Adviser assumed management of the Neuberger & Berman Partners Fund was January 20, 1975.

Distribution and advisory fees for the Mid Cap Value Fund are higher than the distribution and advisory fees incurred by the Neuberger & Berman Partners Fund. The other fees and expenses incurred by the Mid Cap Value Fund may be higher or lower than the other fees and expenses incurred by the Neuberger & Berman Partners Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         17.95%           21.80%           41.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN
                     SECURITIES OF SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER

Patricia A. Falkowski, President and Chief Investment Officer of FMA has been Portfolio Manager for the actively-managed portion of the Fund's portfolio since the Fund's inception. Ms. Falkowski has been with FMA since 1991.

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

INVESTMENT RISK

As described below, this Fund invests in smaller capitalization companies. Some of these companies do not have the financial strength to do well in difficult times.

A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in smaller capitalization stocks, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Russell 2000 Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGIES

This Fund invests primarily in common stocks of small capitalization companies. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization stocks in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Value Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Value Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company stocks**          at least 65%
----------------------------------------------
Short-term investments          up to 35%
  Foreign and domestic money
  market instruments,
  certificates of deposit
  bankers' acceptances, time
  deposits, U.S. Government
  obligations, U.S. Government
  agency securities,
  short-term corporate debt
  securities, commercial paper
  rated A-1 or A-2 by S&P or
  Prime-1 or Prime-2 by
  Moody's or, if unrated, of
  comparable quality,
  repurchase agreements
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants***                     up to 5%
----------------------------------------------
Time deposits****               up to 10%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Investment companies            up to 10%
----------------------------------------------

   * At time of purchase.

  ** This Fund will invest at least 65% of its assets in the stocks of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.

 *** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.

**** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN STOCKS OF COMPANIES
                     MEETING SOCIAL CRITERIA OF
                     THE FUND
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1992, Mr. Mossbarger has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered, open-end investment company.

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  - produce nuclear energy;

  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK

Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the S&P 500 Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the S&P 500 Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
     Fund's Investments        Fund's Assets*
---------------------------------------------
Common stocks of companies     at least 80%
  meeting Fund's social
  criteria
---------------------------------------------
Other types of securities of   up to 20%
  companies meeting social
  criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
---------------------------------------------
Futures and options            up to 33%
---------------------------------------------
Illiquid and restricted        up to 10%
  securities
---------------------------------------------

* At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SOCIALLY RESPONSIBLE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Socially Responsible Fund commenced operations              and has no
investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC Social Awareness Fund. The chart below shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

Distribution and advisory fees for the Socially Responsible Fund are higher than the distribution and advisory fees incurred by the AGSPC Social Awareness Fund. The other fees and expenses incurred by the Socially Responsible Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Social Awareness Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.45%           25.67%           19.02%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

BALANCED FUND

Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK

This Fund invests principally in debt securities and stocks. Stock values can rise and fall over long and short periods of time and involve market risks. Like equity securities, debt securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a combination of debt securities and stock in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. We select securities for the Fund's portfolio by identifying the stock and debt that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different portfolio manager makes investment decisions for the debt and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
    Fund Investments       Fund's Assets*
-------------------------------------------
Fixed income securities   not less than 20%
  Securities rated "A"    not more than 80%
  or
  better by Moody's or
  S&P or of comparable
  investment quality;
  U.S. Government
  securities, mortgage-
  related securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper**
-------------------------------------------
Equity securities***      not less than 20%
-------------------------------------------
High yield debt           not more than 20%
  securities
-------------------------------------------

  * At time of purchase.
 ** These investments will constitute at least 75% of the
    fixed-income securities held by the Fund.
*** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

The Balanced Fund commenced operations on               and has no investment
performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Balanced Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Balanced Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         30.15%           14.93%           13.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

DOMESTIC BOND FUND

Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN DEBT
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

INVESTMENT RISK

The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Investment grade intermediate   at least 75%
  and long-term corporate
  bonds rated at least A by
  Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities***, securities
  issued or guaranteed by the
  U.S. Government****, or the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
----------------------------------------------
  Other debt obligations        up to 25%
  corporate bonds rated less
    than A by Moody's or S&P,
    mortgage-related
    securities, high yield
    bonds
----------------------------------------------
U.S. Government securities****  up to 100%
----------------------------------------------

   * At time of purchase.
  ** For more information concerning ratings see
     "Description of Corporate Bond Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.
 *** The Fund currently intends to limit these investments
     to no more than 20% of its total assets.
**** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

The Domestic Bond Fund commenced operations on               and has no
investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the account comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Domestic Bond Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.12%                5.98%               8.47%
-------------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MONEY MARKET FUND
Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENT IN
                     SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements

  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  - Asset-backed securities

  - Loan participations

  - Adjustable rate securities

  - Illiquid and restricted securities (including Rule 144A Securities)*
---------------

*limited to 10% of the Fund's net assets

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

Fact Sheet
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                6%
  Value Fund
American General Mid Cap                6%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

INVESTMENT RISK

The fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities

If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Lifestyle Funds, the Money Market Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity securities. More information about other types of equity securities in which certain Funds may invest is contained in the Statement of Additional Information.

BONDS -- also called debt securities

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's and S&P (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund and the Domestic Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in EDRs and GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will

For more information
about LOAN PARTICIPANTS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

The Funds, except the Lifestyle Funds, the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds, other than the Lifestyle Funds, the Small Cap Growth Fund, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

  - Cash and cash equivalents

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

Certain of the Funds may invest in the securities of other open-end or closed-end investment companies. Under the 1940 Act, a Fund may invest no more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.

The International Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund each may invest in investment company securities in accordance with its investment objectives.

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
information.

--------------------------------------------------------------------------------

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may invest in one or more of the following types of futures and options:

  - Write exchange traded covered put and call options on securities and stock indices.

  - Purchase exchange traded put and call options on securities and stock indices.

  - Purchase and sell exchange traded financial futures contracts.

  - Write covered call options and purchase exchange traded put and call options on financial futures contracts.

  - Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Small Cap Value Fund, the Small Cap Growth Fund and the Small Cap Index Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the Small Cap Growth Fund and the Small Cap Index Fund are authorized to use warrants or rights.

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  - Market Risk

  - Credit (Financial) Risk

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional Information.

For more information about
SWAP AGREEMENTS, see the
Statement of Additional Information.

--------------------------------------------------------------------------------

  - Interest Rate Risk

  - Risk Associated with Foreign Securities

  - Manager Risk (Lifestyle Funds only)

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Subadviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.

For example, the S&P 500 Fund's investment goal is growth through investments tracking the S&P 500 Index, an index that includes stocks of domestic and foreign companies. As a result, this Fund may invest no more than 20% of its assets in stocks that are not part of the S&P 500 Index.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Each Fund currently offers five classes of shares, designated Class A shares, Class B shares, Class C shares, Institutional Class I shares and Institutional Class II shares. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B and Class C shareholders are likely to be lower than to other shareholders.

The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

TYPES OF ACCOUNTS

The different ways to set up an account with the Distributor are listed below.

INDIVIDUAL OR JOINT TENANT

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT

Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions or tax-free growth. Retirement accounts require special applications and typically have lower minimums.

  - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow individuals under age 70 1/2 to invest up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregated for Traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain income limits.

  - ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregated for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax free.

  - ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.

  - ROLLOVER IRAS help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.

  - PROFIT SHARING OR MONEY PURCHASE PENSION PLANS (KEOGHS) allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.

  - SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

  - SALARY REDUCTION SEP-IRAS (SARSEPS) allow small businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.

VALIC INVESTMENT
SERVICES COMPANY
(the Distributor) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

  - SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.

  - 403(B) CUSTODIAL ACCOUNTS are available to employees of 501(c)(3) tax-exempt institutions, including schools, hospitals, and other charitable organizations.

  - 401(K) PLANS allow employees of organizations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

  - DEFERRED COMPENSATION PLANS (457 PLANS) are available to employees of most state and local governments and their agencies and to employees of tax-exempt institutions.

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION

For investment needs of corporations, associations, partnerships, or other groups require a special application.

SALES ARRANGEMENTS

The Series Company offers three classes of Fund shares to you on a continuous basis through the Distributor, an affiliate of VALIC.

  - CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. Class A shares are not subject to any charges when they are redeemed. However, certain purchases of Class A shares qualify for reduced sales charges. Class A shares are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class A shares. See "Purchase and Redemption of Shares" and "Distribution and Service Plans."

  - CLASS B SHARES. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares provide an investor the benefit of putting all the investor's dollars to work from the time the investment is made. Class B shares are subject to an ongoing distribution fee at an annual rate of 0.75% and a service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class B shares. As a result of the distribution fee that Class B shares pay, Class B shares have a higher expense ratio and pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares eight years after the end of the calendar month in which a shareholder's order to purchase was accepted. See "Purchase and Redemption of Shares," "Distribution and Service Plans," and "Conversion Feature."

  - CLASS C SHARES. An investor who purchases Class C shares pays no initial sales charge but is subject to a CDSC if the investor redeems Class C shares within one year of the date of purchase. Class C shares are subject to an ongoing distribution fee at an annual rate of 0.75% and a service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class C shares. As a result of the distribution fee that Class C shares pay, Class C shares have a higher expense ratio and pay lower dividends than Class A shares. See "Purchase and Redemption of Shares" and "Distribution and Service Plans."

  - CONVERSION FEATURE. Class B shares will convert automatically to Class A shares eight years after the shares were purchased and will no longer be subject to the distribution fee. The conversion will be based on the net asset values of Class B and Class A shares, respectively. Class B shares acquired through the reinvestment of dividends will be held in a separate sub-account. Each time Class B shares (other than those in the sub-account) convert to Class A shares, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B or Class C shares. Orders for Class B shares for [$500,000] or more will be treated as orders for Class A shares or declined. Orders for Class C shares for $1 million or more will be treated as orders for Class A shares or declined. Shares of a Series Company Fund may

--------------------------------------------------------------------------------

only be exchanged for shares of the same class of another Series Company Fund. For more information about these sales arrangements, consult the Distributor.

[With respect to the Money Market Fund, unless you intend to exchange your Fund shares for Class B or Class C shares of other Series Company Funds, you should purchase the Fund's Class A shares because there is no distribution fee. Even if you intend to exchange your Fund shares for Class B or Class C shares of other Series Company Funds you may prefer to purchase Class A shares of such Fund and then redeem those shares and use the proceeds to purchase Class B or Class C shares of other Service Company Funds.]

PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY FUND SHARES

The price to purchase one share of a Fund is the Fund's offering price or net asset value per share (NAV), depending on whether you pay a sales charge. If you purchase shares and pay a sales charge, your price will be the fund's offering price. When you purchase shares of a Fund at the offering price, the Series Company deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV. See "Purchases and Redemptions of Shares -- General" for an explanation of how and when sales charges and waiver apply.

You can buy Fund shares through the Series Company by contacting Boston Financial Data Services , the Funds' transfer agent ("Transfer Agent"), at
1-800-         , through the Distributor, by contacting the Distributor at
1-800-         , or through a systematic investment plan.

Initial investments must be at least [$500] for each class of shares and subsequent investments must be at least [$25]. The [$500] minimum may be waived by the Distributor for investors purchasing shares through systematic investing.

BUYING SHARES THROUGH THE SERIES COMPANY. You may purchase shares through the Series Company by sending a completed order form and a check for the amount you wish to invest, to the Transfer Agent. Please indicate on the order form the Fund and the class of shares in which you wish to invest.

BUYING SHARES THROUGH THE DISTRIBUTOR. Shares may be purchased on any business day by completing an order form and writing a check for the amount you wish to invest, payable to the Distributor. Return the completed form and check to the Distributor, indicating the Fund and the class of shares in which you wish to invest.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of [$25] or more per month through automatic deductions from your bank checking or savings account. Application forms are available from the Distributor.

BUYING SHARES THROUGH A RETIREMENT PLAN. To purchase Fund shares through a tax-advantaged retirement plan, such as an IRA, you will need a special application. Retirement investing also involves its own investment procedures.
Call the Distributor at [1-800-         (toll free)] for more information and an
application. Shares are sold at the public offering price based on the net asset value next determined after the Transfer Agent receives your order. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order, either directly or from the Distributor, before the close of regular trading on the New York Stock Exchange.

CLASS A SHARES

The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund whose shares you purchase receives the net asset value. The sales charge is allocated between the Distributor and the Series Company as shown in the following table, except when the Series Company, in its discretion, allocates the entire amount to the Distributor.

                                                   AMOUNT OF
                          SALES CHARGE AS         SALES CHARGE
                         A PERCENTAGE OF:       REALLOWED TO THE
      AMOUNT OF        ---------------------      DISTRIBUTOR
     TRANSACTION          NET                   AS A PERCENTAGE
     AT OFFERING         AMOUNT     OFFERING           OF
      PRICE ($)         INVESTED     PRICE       OFFERING PRICE
     -----------       ----------   --------   ------------------


There is no initial sales charges on purchases of Class A shares of [$1 million or more]. However, a CDSC of [1.00%] will be imposed on redemptions within one year of purchase.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. The Distributor receives the entire amount of any CDSC you pay.

The Series Company pays the Distributor commissions on sales of Class A shares of

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[$1 million or more] based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of [1.00% of the amount under $3 million, 0.50% of the net $47 million and 0.25% thereafter].

CLASS B SHARES

Class B Shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and (ii) shares otherwise exempt from the CDSC, as described in "Purchase and Redemption of Shares -- General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

   YEAR                                                  1  2  3  4  5  6  7+

   -------------------------------------------------

   CHARGE

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held the longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. The Distributor receives the entire amount of any CDSC you pay. Class B shares will automatically convert to Class A shares eight years after the shares were purchased. See "Sales Arrangements -- Conversion Feature."

CLASS C SHARES

Class C shares are sold without an initial sales charge, although a CDSC of 1.00% will be imposed if you redeem Class C shares within one year of the date of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and (ii) shares otherwise exempt from the redemption fee, as described in "Purchase and Redemption of Shares -- General" below. For other shares, the amount of the redemption fee is 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares. The Distributor receives the entire CDSC.

GENERAL

YOU MAY BE ELIGIBLE TO BUY FUND SHARES AT REDUCED SALES CHARGES.

Consult the Distributor or the Series Company for details about the Series Company's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan and other plans. Descriptions are also included in the order form and in the Statement of Additional Information.

The Series Company may sell Class A, Class B and Class C shares at net asset value without an initial sales charge, or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of the Series Company and affiliates, registered representatives and other employees (and their families) of the Distributor, financial institution trust departments investing an aggregate of $1 million or more in the Funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested or reinvested in the Funds, and "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to standards established by the Series Company.

In addition, the CDSC or redemption fee will be waived on redemptions of shares arising out of the death or post-purchase disability of an investor or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC or redemption fee. The Statement of Additional Information contains additional information about purchasing shares at reduced sales charges.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

The Distributor will from time to time, at its expense, provide additional promotional incentives or payments to the Distributor's registered representatives. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside

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the United States for meetings or seminars of a business nature.

DISTRIBUTION AND SERVICE PLANS

The Series Company has adopted a Distribution and Service Plan (the "Plan") for Class A, Class B and Class C shares under Rule 12b-1 of the 1940 Act. The Plan authorizes the Series Company to pay the Distributor a distribution and/or service fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributable to Class A shares. The amount paid to the Distributor is in connection with its activities and expenses in providing services to shareholders and/or maintaining shareholder accounts [and for advertising, marketing and distributing the Fund's shares]. In particular, the Plan and a related Distribution and Service Agreement between the Series Company and the Distributor contemplate the amount paid to the Distributor's servicing agents and/or other broker-dealers with whom the Distributor has entered into an agreement to be used for providing general shareholder liaison services, helping to establish and maintain shareholder accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from each Fund on behalf of shareholder, and similar servicing and account maintenance activities.

Furthermore, the Plan authorizes the Series Company to pay the Distributor a distribution fee equal on an annual basis to 0.75% of each Fund's average daily net assets attributable to Class B and Class C shares and a service fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributable to Class B and Class C shares. The distribution fee is paid to the Distributor for selling and promoting Class B and Class C shares. The Distributor's distribution expenses may include sales commissions and compensation to registered representatives, payments to sales and marketing personnel, advertising expenditures and the costs of preparing and distributing promotional material. The service fee will be used to pay the Distributor's servicing agents and/or for helping to establish and maintain accounts and records, providing shareholder liaison services, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from each Fund on behalf of Class B and Class C shareholders, and similar servicing and account maintenance activities. See the Statement of Additional Information for more information about the Distribution and Service Plan.

HOW TO SELL FUND SHARES

You can sell your shares to the Series Company any day the New York Stock Exchange is open, either directly or through the Distributor. The Series Company will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO THE SERIES COMPANY

Send a signed letter of instruction or stock power to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form less any applicable CDSC or redemption fee. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of [$100,000] or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the Statement of Additional Information for more information about where to obtain a signature guarantee. Stock power forms are available from the Transfer Agent, the Distributor and many commercial banks.

If you want redemption proceeds to be sent to an address other than your address as it appears on the Series Company's records, a signature guarantee is required. The Transfer Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

The Series Company generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Series Company may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Your Telephone Redemption Privilege allows you to redeem shares valued up to [$100,000] from your account by telephone, unless you have notified the Transfer Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Transfer Agent will be authorized to act upon redemption and transfer instructions received by telephone from an investor, or any person claiming to act as his or her representative, who can provide the Transfer Agent with his or her account registration and address as it appears on the Transfer Agent records.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine: if it fails to employ reasonable procedures, the Transfer Agent may be liable for any losses due to

See the Statement of Additional
information and your contract
prospectus for further tax
discussions. You should also
consult your tax advisor
before investing.

--------------------------------------------------------------------------------

unauthorized or fraudulent instructions. For information, contact the Transfer Agent.

During periods of unusual market changes and investor activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact the Distributor, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for your shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH THE DISTRIBUTOR

The Distributor must receive your redemption request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. The Distributor will be responsible for providing all necessary documentation to the Transfer Agent and may charge for its services.

EXCHANGES OF SHARES

You may exchange your Fund shares for shares of the same class of another Fund at net asset value. If you exchange shares subject to a CDSC or redemption fee, the transaction will not be subject to the CDSC or redemption fee. However, when you redeem shares acquired through the exchange, the redemption may be subject to the CDSC or redemption fee, depending upon when you originally purchased the shares. For purposes of computing the applicable CDSC or redemption fee, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to the Transfer Agent. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to [$500,000]. The Transfer Agent's procedures for telephonic transactions are described under "How to Sell Fund Shares." The Telephone Exchange privilege is not available if you were issued certificates for shares that remain outstanding.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all investors. In order to limit excessive exchange activity and in other circumstances where VALIC or the Trustees believe doing so would be in the best interests of a Fund, the Series Company reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult the Transfer Agent before requesting an exchange. See the Statement of Additional Information to find out more about the exchange privilege.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily, the International Growth Fund, the Large Cap Value Fund and the Small Cap Value Fund pay dividends quarterly and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

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DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Lifestyle Funds are "non-diversified" under the 1940 Act. This means it can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. This Fund may invest up to 25% of its total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of the Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

Controlling Shareholder

VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely affect the rights of future shareholders.

YEAR 2000 RISKS

Like insurance companies, financial and business organizations around the world, the Series Company Funds could be adversely affected if the computer systems used by the Series Company, other service providers and entities with computer systems that are linked to the Series Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Series Company's major service providers. The Series Company expects to be substantially complete with its computer systems projects to address the Year 2000 Issue by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Company Funds.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to Contract owners or participants or other investors. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

--------------------------------------------------------------------------------

  Please send me a free copy of the Statement of Additional Information for American General Series Portfolio
  Company 2.

  Name:______________________________________________________________________________________________________

  Address:___________________________________________________________________________________________________

  ___________________________________________________________________________________________________________

  Social Security Number:____________________________________________________________________________________

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INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

State Street Bank & Trust Company
State Street Global Adviser's
222 Franklin Street
Boston, Massachusetts 02110

Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

Neuberger&Berman Management, Inc.
605 Third Avenue
Second Floor
New York, New York 10158-0180

Brown Capital Management, Inc.
809 Cathedral Street
Baltimore, Maryland 21201

Fiduciary Management Associates, Inc.
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603

J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR:
VALIC Investment Services Company
2929 Allen Parkway
Houston, TX 77019

CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT:
National Financial Data Services, Inc.
1004 Baltimore
Kansas City, Missouri 64105-1807

                             TRUSTEES AND OFFICERS

       TRUSTEES           OFFICERS
       --------           --------
Thomas L. West, Jr.       Thomas L. West, Jr.      Chairman
Craig R. Rodby            John A. Graf             President
John A. Graf              Craig R. Rodby           Vice Chairman
Norman Hackerman          Michael G. Atnip         Executive Vice President
John William Lancaster    Joe C. Osborne           Executive Vice President
F. Robert Paulson         Norman Jaskol            Vice President and Chief Investment Officer
R. Miller Upton           Teresa S. Moro           Vice President and Investment Officer
Ben H. Love               John W. Mossbarger       Vice President and Investment Officer
                          William Trimbur, Jr.     Vice President and Investment Officer
                          Brent C. Nelson          Vice President
                          Cynthia A. Toles         Vice President and Secretary
                          Nori L. Gabert           Assistant Secretary
                          Gregory R. Seward        Treasurer
                          Kathryn A. Pearce        Controller
                          Earl E. Allen, Jr.       Assistant Treasurer


Printed Matter
Printed in U.S.A.                           recycled paper  LOGO
VA 10856 VER 7/98

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION

                   PRELIMINARY PROSPECTUS DATED JULY 13, 1998
AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
INSTITUTIONAL CLASS II SHARES
                                                          2929 ALLEN PARKWAY
                                                          HOUSTON TEXAS 77019
                                                          JULY 13, 1998
PROSPECTUS

The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"), 15 of which are described in detail in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 15 Funds available under this prospectus:

ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") Long-term capital appreciation through investments in companies in developed and emerging markets.

      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers.

      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Growth through investments in equity securities.

      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small company growth stocks.

      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
      Growth through investments in medium- to large-capitalization companies.

      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") Growth through investments in stocks of companies meeting social criteria of the Fund.

BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUND:

      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
      High and total return consistent with conservation of capital through investments in debt securities.

MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Institutional Class II shares of these Funds are available to you only through an employer plan purchased through VALIC Investment Services Company ("the Distributor"), an affiliate of The Variable Annuity Life Insurance Company ("VALIC") which establishes an account balance with the Series Company in excess of $50 million. VALIC may waive the minimum account balance requirement under certain conditions. For full details of Institutional Class II eligibility criteria, see "Purchase and Redemption of Shares." VALIC is a member of the American General Corporation group of companies.

Because different employer plans contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your employer's plan for a complete list of Funds in which you may invest. BE SURE TO READ ALL PROSPECTUSES AND EMPLOYER PLAN MATERIALS IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

This Prospectus offers Institutional Class II shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance.

VALIC has filed a Statement of Additional Information, dated July 13, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                  DO NOT COPY

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1

FEE TABLE.....................................     3

ABOUT THE FUND'S MANAGEMENT...................     5
     Investment Adviser.......................     5
     Investment Sub-advisers..................     5
     Portfolio Manager........................     7
     How Advisers Are Paid for Their
       Services...............................     7
     The Sub-advisers.........................     8
     About the Board of Trustees..............     9

ABOUT THE FUNDS...............................    10
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    10
     About Level of Risk......................    10
     About Portfolio Turnover.................    10
     About Fund Performance...................    11

HOW TO READ A FUND FACT SHEET.................    12

SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    13
          Large Cap Growth Fund...............    16
          Mid Cap Growth Fund.................    18
          Small Cap Growth Fund...............    20
          International Value Fund............    22
          Large Cap Value Fund................    24
          Mid Cap Value Fund..................    26
          Small Cap Value Fund................    28
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    30
     BALANCED FUND
          Balanced Fund.......................    32
     INCOME FUND
          Domestic Bond Fund..................    34
     MONEY MARKET FUND
          Money Market Fund...................    36

                                                PAGE
                                                ----
     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    38
          Moderate Growth Lifestyle Fund......    39
          Conservative Growth Lifestyle
            Fund..............................    40

TYPES OF INVESTMENTS..........................    41
     Stocks...................................    41
     Bonds....................................    41
          Asset-Backed Securities.............    41
          Loan Participations.................    42
     Variable Amount Demand Master Notes......    42
     Structured Securities....................    42
     Real Estate Securities...................    42
     Illiquid and Restricted Securities.......    42
     Depository Receipts......................    42
     Investment Funds.........................    43
     Foreign Currency.........................    43
     When-Issued Securities...................    43
     Money Market Securities..................    43
     Investment Companies.....................    43
     Derivatives..............................    43
          Options.............................    44
          Call Option.........................    44
          Put Option..........................    44
     Swap Agreements..........................    44
     Warrants and Rights......................    44
     Repurchase Agreements....................    45
     A Word About Risk........................    45
     Investment Practices.....................    46
          Limitations.........................    46
          Lending Portfolio Securities........    46

ABOUT THE SERIES COMPANY......................    47
     Series Company Shares....................    47
     Purchase and Redemption of Shares........    47
     Transfers and Exchanges..................    48
     Net Asset Value of the Series Company
       Shares.................................    48
     Dividends and Capital Gains..............    48
     Diversification..........................    48
     Taxes....................................    48
     Voting Rights............................    49
     Year 2000 Risks..........................    49
     Reports..................................    49

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.

The Series Company is an open-end management investment company and currently consists of 18 different Funds, 15 of which are described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in the shares of these Funds directly. Instead, they participate through an employer plan that purchases shares of the Funds through the Distributor. Most often employers establish retirement plans so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your employer's plan materials.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your employer plan, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money or leave it in the account until you need it. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus should be directed, in writing, to [VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.]

Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit on the number of investors who may buy shares.

                      (This page intentionally left blank)

FEE TABLE
--------------------------------------------------------------------------------

FUND OPERATING EXPENSES ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' estimated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             None
Maximum Sales Load Imposed on Reinvested Dividends            None
Maximum Deferred Sales Load                                   None
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None
Exchange Fee                                                  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                       INTERNATIONAL    LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL   LARGE CAP
                                        GROWTH FUND    GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND     VALUE FUND
                                       -------------   -----------   -----------   -----------   -------------   ----------
Management Fee(a)                          0.20%          0.15%         0.00%         0.34%          0.17%         0.10%
                                           -----          -----         -----         -----          -----         -----
Other Expenses(a)                          0.88%          0.58%         0.73%         0.69%          0.87%         0.58%
Total Fund Operating Expenses:(a)          1.08%          0.73%         0.73%         1.03%          1.04%         0.68%
                                           =====          =====         =====         =====          =====         =====

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ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                  SOCIALLY
                                        MID CAP     SMALL CAP    RESPONSIBLE   BALANCED   DOMESTIC       MONEY          GROWTH
                                       VALUE FUND   VALUE FUND      FUND         FUND     BOND FUND   MARKET FUND   LIFESTYLE FUND
                                       ----------   ----------   -----------   --------   ---------   -----------   --------------
Management Fee(a)                        0.11%        0.24%         0.00%       0.12%       0.07%        0.00%          0.10%
Other Expenses(a)                        0.77%        0.69%         0.43%       0.71%       0.68%        0.43%          0.00%
                                         -----        -----         -----       -----       -----        -----          -----
Total Fund Operating Expenses:(a)        0.88%        0.93%         0.43%       0.83%       0.75%        0.43%          0.10%
                                         =====        =====         =====       =====       =====        =====          =====

                                                      CONSERVATIVE
                                        MODERATE         GROWTH
                                       GROWTH FUND   LIFESTYLE FUND
                                       -----------   --------------
Management Fee(a)                         0.10%          0.10%
Other Expenses(a)                         0.00%          0.00%
                                          -----          -----
Total Fund Operating Expenses:(a)         0.10%          0.10%
                                          =====          =====

---------------

(a) After expense reimbursement. VALIC has voluntarily agreed to reimburse certain expenses of each Fund during the first fiscal year or until Fund net assets exceed $200 million. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: International Growth Fund, 0.90%, 0.88% and 1.78%; Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; Mid Cap Growth Fund, 0.65%, 0.77% and 1.42%; Small Cap Growth Fund, 0.85%, 0.69% and 1.54%;
    International Value Fund, 1.00%, 0.87% and 1.87%; Large Cap Value Fund, 0.50%, 0.58% and 1.08%; Mid Cap Value Fund, 0.75%, 0.77% and 1.52%; Small
    Cap Value Fund, 0.75%, 0.69% and 1.44%; Socially Responsible Fund, 0.25%, 2.23% and 2.48%; Balanced Fund, 0.80%, 0.71% and 1.51%; Domestic Bond Fund, 0.60%, 0.68% and 1.28%; Money Market Fund, 0.25%, 1.60% and 1.85%. This
    expense reimbursement does not include any brokerage commissions paid on portfolio transactions or any interest expense.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming each Fund's annual return is 5%.

                                                       1 YEAR    3 YEARS
                                                       ------    -------
International Growth Fund                                11         34
Large Cap Growth Fund                                     7         23
Mid Cap Growth Fund                                       7         23
Small Cap Growth Fund                                    11         33
International Value Fund                                 11         33
Large Cap Value Fund                                      7         22
Mid Cap Value Fund                                        9         28
Small Cap Value Fund                                     10         30
Socially Responsible Fund                                 4         14
Balanced Fund                                             8         27
Domestic Bond Fund                                        8         24
Money Market Fund                                         4         14
Growth Lifestyle Fund                                     1          3
Moderate Growth Lifestyle Fund                            1          3
Conservative Growth Lifestyle Fund                        1          3

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.

One Investment Advisory Agreement dated [            , 1998] covers all 18
Funds.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s);
(iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Sub-advisers are:

BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed over $300 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1997.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.3 billion in assets as of December 31, 1997.

CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of December 31, 1997, Capital Guardian had more than $65 billion in assets under management.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1997, FMA had over $1.6 billion in assets under management.

VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore, Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located at 55 West Monroe Street, Suite #2550, Chicago, Illinois 60603.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 1997, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $135.3 billion.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")

JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1997, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $255 billion in assets under management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1997, Jacobs Asset Management had more than $280 million in assets under management.

NEUBERGER & BERMAN MANAGEMENT, INC. ("N&B MANAGEMENT")

N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. The mutual funds managed by N&B Management and its affiliates had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of December 31, 1997.

GSAM'S PRINCIPAL OFFICES are located at One New York Plaza, New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are located at 522 Fifth Avenue, New York, NY
10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at 200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL OFFICES are located 605 Third Avenue, Second Floor, New York, New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million

Socially Responsible Fund         0.25%
Balanced Fund                     0.80% on the first $25 million
                                  0.65% on the next $25 million
                                  0.45% on assets over $50 million
Domestic Bond Fund                0.60% on the first $50 million
                                  0.45% on the next $50 million
                                  0.43% on the next $200 million
                                  0.40% on the assets over $300 million
Money Market Fund                 0.25%
Conservative Growth
 Lifestyle Fund                   0.10%
Moderate Growth
 Lifestyle Fund                   0.10%
Growth Lifestyle Fund             0.10%

The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

  From time to time VALIC, the Sub-adviser and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS

The Funds do not pay the Sub-advisers directly. According to the agreements VALIC pays them a fee based on the Fund's average monthly net asset value. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by the Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.

The Series Company was issued an exemptive order by the Securities and Exchange
Commission (the "SEC") on            , 1998 for an exemption (the "Exemption")
from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a shareholders'
meeting held on            , 1998, to permit the Series Company to terminate,
replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Broad of Trustees but without formal shareholder approval.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.

Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian monthly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.

Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

Under the Investment Sub-Advisory Agreement we have with N & B Management, we pay N & B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.

For more information on WHAT THE SUB-ADVISERS ARE PAID, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES

The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Balanced Category includes:

  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Domestic Bond Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY

A Fund in the lifestyle category may invest in up to twelve Series Company Funds. A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

The anticipated portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:

                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund            50%
Large Cap Growth Fund             50-75%
Mid Cap Growth Fund               30-60%
Small Cap Growth Fund               100%
International Value Fund            150%
Large Cap Value Fund                100%
Mid Cap Value Fund                  100%
Small Cap Value Fund                100%
Socially Responsible Fund           120%
Balanced Fund                       150%
Domestic Bond Fund                  150%
Growth Lifestyle Fund             10-20%
Moderate Growth Lifestyle         10-20%
  Fund
Conservative Growth Lifestyle     10-20%
  Fund

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER

They make the investment decisions for the Fund. See "About the Fund's Management" for more information.

PORTFOLIO MANAGER

Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Fund's Management."

INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY

This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS

Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION

This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed last year is discussed. The graph also shows the return for an index to which we compare the mutual fund's, the managed account's or the composite's performance. For all the Funds except the Small Cap Value Fund and the three Lifestyle Funds we call this the Fund's "benchmark". The difference between the Fund and index return is caused by Fund expenses and tracking differences.

INTERNATIONAL GROWTH
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN COMPANIES IN
                     DEVELOPED AND EMERGING
                     MARKETS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

PORTFOLIO MANAGER

This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin and Robert J. Jurgens. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division.

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will focus its investments on developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of stocks including smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Foreign securities**           at least 85%
  Common, stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, American
  Depository Receipts,
  European Depository
  Receipts and Global
  Depository Receipts.
---------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
---------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
---------------------------------------------
Securities of open-end or      up to 10%
  closed-end investment
  companies
---------------------------------------------
Forward currency exchange      up to 100%
  contracts
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Short term investments*****    up to 10%
---------------------------------------------

    * At time of purchase.
   ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.
  *** An "emerging country" security is issued by a Company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.
 **** Small capitalization companies are companies with
      market capitalizations of less than $1 billion at the time of purchase. ***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

1. The Templeton Performance Information

The International Growth Fund commenced operations on                and has no
investment performance record. The performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs ten years as the portfolio manager of the fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in scheduling the fund's performance.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Composite. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Composite in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

INTERNATIONAL GROWTH FUND
Fact Sheet -- Continued
--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser employs on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Templeton International Fund. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Templeton International Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     21.94%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER

This Fund is managed by the following individuals: Kent Clark; Robert L. Jones; and Victor H. Pinter. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. Mr. Clark has been Vice President of the Sub-adviser since 1992. Mr. Pinter has been Vice President of the Sub-adviser since 1990.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for this Fund.

                                 Percent of
      Fund Investments         Fund's Assets*
---------------------------------------------
Equity Securities of U.S. and  at least 90%
  foreign issuers,**
  including convertible
  securities, American
  Depository Receipts and
  Global Depository Receipts
---------------------------------------------
Fixed income securities U.S.   up to 100%
  Government securities,
  repurchase agreements
  collateralized by U.S.
  Government securities,
  commercial paper rated at
  least A-2 by S&P or P-2 by
  Moody's, certificates of
  deposit, bankers'
  acceptances, repurchase
  agreements, non-
  convertible preferred
  stocks, non-convertible
  corporate bonds with a
  remaining maturity of less
  than one year
---------------------------------------------
Futures and options***         up to 5%
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Warrants and stock purchase    up to 5%
  rights
---------------------------------------------
Investment companies           up to 5%
---------------------------------------------
Unseasoned companies           up to 5%
---------------------------------------------

  *  At time of purchase
 ** This Fund may invest in the securities of a foreign issuer only if the securities are traded in the U.S. and the issuer complies with U.S. accounting standards.
*** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Large Cap Growth Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. The chart below shows the historical investment performance for the Goldman Sachs CORE Large Cap Growth Fund for the period from November 11, 1991 to present. Performance information prior to May 1, 1997 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by GSAM in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by the 1940 Act. If it had been registered under the 1940 Act, performance might have been adversely affected.

Distribution and advisory fees for the Large Cap Growth Fund are higher than the distribution and advisory fees incurred by the Goldman Sachs CORE Large Cap Growth Fund. The other fees and expenses incurred by the Large Cap Growth Fund may be higher or lower than the other fees and expenses incurred by the Goldman Sachs CORE Large Cap Growth Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         28.56%           24.66%           20.83%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN EQUITY
                     SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER

The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.
INVESTMENT RISK

This Fund invests mostly in stocks of medium sized companies that we believe are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund will invest principally in the equity securities of medium capitalization companies. We will seek to achieve capital appreciation through an opportunistic stock investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific securities, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Equity securities              at least 90%
  Common stocks, convertible
  preferred stocks,
  participating preferred
  stocks, preferred equity
  redemption cumulative
  stocks, preferred stocks
  and convertible bonds
  traded and domestic
  exchanges or an
  over-the-counter markets.
---------------------------------------------
Foreign securities, American   up to 10%
  Depository Receipts
  ("ADRs")**
---------------------------------------------
Money market instruments***    up to 10%
  and fixed income
  securities, U.S. Government
  securities, corporate debt
  securities (including those
  subject to repurchase
  agreements), bankers
  acceptances and
  certificates of deposit of
  domestic branches of U.S.
  banks, commercial paper
  (including variable amount
  demand master notes) rated
  in one of the two highest
  rating of organizations or,
  if not rated, of equivalent
  quality and cash and cash
  equivalents
---------------------------------------------
Illiquid securities            up to 10%
---------------------------------------------
Real estate securities****     up to 10%
---------------------------------------------

   * At time of purchase
  ** Foreign securities held by this Fund will be held in the form of ADRs.
 *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.
**** This Fund will not invest directly in real estate, but rather, in readily marketable securities issued by or interests in companies that invest in real estate, including real estate investment trusts (REITs).

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Mid Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         48.26%           24.07%           22.44%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL COMPANY
                     GROWTH STOCKS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER

Candice Eggerss and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.
INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.
INVESTMENT RISK

This Fund invests primarily in U.S. small company growth stocks. These companies may not have the financial strength to do well in difficult times. Because they are small, the stock prices of these companies may fluctuate more over the short term but they have more potential to grow. This means their stock value may offer greater potential for appreciation. The securities that the Fund invests in involve certain risks such as market risks and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests in U.S. companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in the stocks that our research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Small company growth stocks    at least 65%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, trust or
  partnership interests,
  warrants, rights and
  investment company
  securities
---------------------------------------------
Foreign investments            up to 5%
---------------------------------------------
Futures and options            up to 25%
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Investment grade short term    up to 10%
  securities**
---------------------------------------------
Swaps                          up to 5%
---------------------------------------------

 *   At time of purchase.
** During severe market downturns or to maintain adequate liquidity to meet redemptions, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, may borrow from banks up to 10% of its assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the Small Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.
INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a portfolio consisting primarily of common stocks (or securities convertible into common stocks) and bonds of non-U.S. issuers.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Foreign securities** common    at least 80%
  stocks, convertible stocks
  and bonds
---------------------------------------------
Futures and options Put and    up to 90%
  call options on foreign
  currencies and forward
  currency contracts
---------------------------------------------
Cash, cash equivalents,        up to 100%
  government securities,
  nonconvertible preferred
  stocks, or straight debt
  securities***
---------------------------------------------

  *  At the time of purchase.
 ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging markets countries.
*** We may invest up to 100% of the Fund's assets in these instruments in varying proportions, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The International Value Fund commenced operations on                and has no
investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the discretionary accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Value Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the International Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       22.80%              13.72%            10.25%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.

INVESTMENT RISK

This Fund invests primarily in the stocks of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any stock can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of stocks from different economic sectors in this Fund's portfolio at a level similar to that of the Russell 1000 Value Index. There is no assurance that the Fund will be unaffected by such economic factors.
Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest primarily in equity securities. Equity securities will be selected by the Fund and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of each stock's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Russell 1000 Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments               Fund's Assets
--------------------------------------------
Equity securities              at least 65%
--------------------------------------------
Foreign debt securities**      up to 5%
--------------------------------------------
American Depository Receipts   up to 5%
--------------------------------------------
Corporate bonds                up to 5%
--------------------------------------------
Debentures                     up to 5%
--------------------------------------------
Notes                          up to 5%
--------------------------------------------
Warrants                       up to 5%
--------------------------------------------
Illiquid and restricted        up to 15%
  securities
--------------------------------------------
Securities Lending             up to 33 1/3%
--------------------------------------------
When-issued securities         up to 25%
--------------------------------------------
Put and call options Covered   up to 25%
  put and call options on
  securities Put and call
  options on securities
  indices
--------------------------------------------
Futures and options Initial    up to 5%
  margin deposits on futures
  and premiums for options
  and futures
--------------------------------------------
High quality short-term fixed  up to 100%
  income securities***
--------------------------------------------

  *  At time of purchase.
 ** The Fund may invest up to 5% of its total assets in the obligations of foreign issuers that are denominated in U.S. dollars.
*** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Value Fund commenced operations on               and has no
investment performance record. However, the Large Cap Value Fund will be managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for Discretionary Accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Account are not subject to the same investment limitations, diversification and restriction imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code.

The chart below shows the investment performance for the Discretionary Accounts. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997.
The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Consequently, the performance results for the Discretionary Accounts would have been adversely affected if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON DISCRETIONARY ACCOUNTS COMPARABLE TO THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.18%           23.53%           23.43%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM- TO LARGE
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Neuberger & Berman Management, Inc.

PORTFOLIO MANAGER
Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger & Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in common stocks of medium- to large-capitalization established companies using a value-oriented investment approach.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in stocks of companies that are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests principally in common stocks of medium- to large-capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors as including ownership by a company's management of the company's stock and the dominance a company in its particular field.

We follow the guidelines listed below for making the investments for this Fund.

                                   Percent of
Fund Investments                 Fund's Assets*
-----------------------------------------------
Equity securities                at least 65%
  Common stock, preferred
  stock, convertible securities
-----------------------------------------------
Covered call options             up to 35%
-----------------------------------------------
Foreign currency transactions    up to 5%
-----------------------------------------------
Options on foreign currencies    up to 5%
-----------------------------------------------
Foreign securities               up to 10%
-----------------------------------------------
Illiquid and restricted          up to 15%
  securities**
-----------------------------------------------
Corporate debt securities rated  up to 15%
  below investment grade
  comparable unrated
  securities***
-----------------------------------------------
Investment grade debt            less than 5%
  securities Corporate bonds
  and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
-----------------------------------------------
Cash and cash equivalents****    up to 100%
-----------------------------------------------

   * At time of purchase
  ** We may invest up to 15% of the Funds' assets in illiquid securities. Restricted securities are explained under "Types of Investments."
 *** This Fund may invest up to 15% of its assets in below investment grade debt securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.
**** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Value Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger & Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger & Berman Partners Fund. The chart below shows the investment performance for the Neuberger & Berman Partners Fund for the period April 1, 1988 through March 31, 1998. The date the Sub-Adviser assumed management of the Neuberger & Berman Partners Fund was January 20, 1975.

Distribution and advisory fees for the Mid Cap Value Fund are higher than the distribution and advisory fees incurred by the Neuberger & Berman Partners Fund. The other fees and expenses incurred by the Mid Cap Value Fund may be higher or lower than the other fees and expenses incurred by the Neuberger & Berman Partners Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         17.95%           21.80%           41.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN
                     SECURITIES OF SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISERS

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER

Patricia A. Falkowski, President and Chief Investment Officer of FMA has been Portfolio Manager for the actively-managed portion of the Fund's portfolio since the Fund's inception. Ms. Falkowski has been with FMA since 1991.

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

INVESTMENT RISK

As described below, this Fund invests in smaller capitalization companies. Some of these companies do not have the financial strength to do well in difficult times.

A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in smaller capitalization stocks, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Russell 2000 Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGIES

This Fund invests primarily in common stocks of small capitalization companies. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization stocks in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Value Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Value Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Additional information about THE FUND'S INVESTMENTS is provided under "Types of Investments."

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company stocks**          at least 65%
----------------------------------------------
Short-term investments Foreign  up to 35%
  and domestic money market
  instruments, certificates of
  deposit bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate debt securities,
  commercial paper rated A-1
  or A-2 by S&P or Prime-1 or
  Prime-2 by Moody's or, if
  unrated, of comparable
  quality, repurchase
  agreements
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants***                     up to 5%
----------------------------------------------
Time deposits****               up to 10%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Investment companies            up to 10%
----------------------------------------------

   * At time of purchase.
  ** This Fund will invest at least 65% of its assets in the stocks of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.
 *** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.
**** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN STOCKS OF COMPANIES
                     MEETING SOCIAL CRITERIA OF
                     THE FUND
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1992, Mr. Mossbarger has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered, open-end investment company.

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  - produce nuclear energy;

  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK
Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the S&P 500 Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the S&P 500 Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.
If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
      Fund's Investments        Fund's Assets*
----------------------------------------------
Common stocks of companies      at least 80%
  meeting Fund's social
  criteria
----------------------------------------------
Other types of securities of    up to 20%
  companies meeting social
  criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
----------------------------------------------
Futures and options             up to 33%
----------------------------------------------
Illiquid and restricted         up to 10%
  securities
----------------------------------------------

* At time of purchase.

Additional information about THE FUND'S INVESTMENTS is provided under "Types of Investments."

SOCIALLY RESPONSIBLE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Socially Responsible Fund commenced operations              and has no
investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC Social Awareness Fund. The chart below shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

Distribution and advisory fees for the Socially Responsible Fund are higher than the distribution and advisory fees incurred by the AGSPC Social Awareness Fund. The other fees and expenses incurred by the Socially Responsible Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Social Awareness Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.45%           25.67%           19.02%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

BALANCED FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGERS

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of
(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK

This Fund invests principally in debt securities and stocks. Stock values can rise and fall over long and short periods of time and involve market risks. Like equity securities, debt securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a combination of debt securities and stock in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. We select securities for the Fund's portfolio by identifying the stock and debt that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different portfolio manager makes investment decisions for the debt and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
    Fund Investments       Fund's Assets*
-------------------------------------------
Fixed income securities   not less than 20%
  Securities rated "A"    not more than 80%
  or
  better by Moody's or
  S&P or of comparable
  investment quality;
  U.S. Government
  securities,
  mortgage-related
  securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper**
-------------------------------------------
Equity securities***      not less than 20%
-------------------------------------------
High yield debt           not more than 20%
  securities
-------------------------------------------

  * At time of purchase.
 ** These investments will constitute at least 75% of the
    fixed-income securities held by the Fund.
*** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

The Balanced Fund commenced operations on               and has no investment
performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Balanced Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Balanced Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         30.15%           14.93%           13.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

DOMESTIC BOND FUND
Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN DEBT
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

INVESTMENT RISK

The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Investment grade intermediate   at least 75%
  and long-term corporate
  bonds rated at least A by
  Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities***, securities
  issued or guaranteed by the
  U.S. Government****, or the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
----------------------------------------------
Other debt obligations          up to 25%
  corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related securities,
  high yield bonds
----------------------------------------------
U.S. Government securities****  up to 100%
----------------------------------------------

   * At time of purchase.
  ** For more information concerning ratings see
     "Description of Corporate Bond Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.
 *** The Fund currently intends to limit these investments
     to no more than 20% of its total assets.
**** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

The Domestic Bond Fund commenced operations on               and has no
investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the account comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Domestic Bond Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.12%                5.98%               8.47%
-------------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MONEY MARKET FUND
Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENT IN
                     SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  B Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  B Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  B Commercial paper sold by corporations and finance companies

  B Corporate debt obligations with remaining maturities of 13 months or less

  B Repurchase agreements

  B Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  B Asset-backed securities

  B Loan participations

  B Adjustable rate securities

  B Illiquid and restricted securities (including Rule 144A Securities)*
---------------

*Limited to 10% of the Fund's net assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

Fact Sheet
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

INVESTMENT RISK

The fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities

If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Lifestyle Funds, the Money Market Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity securities. More information about other types of equity securities in which certain Funds may invest is contained in the Statement of Additional Information.

BONDS -- also called debt securities

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's and S&P (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund and the Domestic Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

For more information
about LOAN PARTICIPATIONS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds, other than the Lifestyle Funds, the Small Cap Growth Fund, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

  B Cash and cash equivalents

  B Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  B Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  B Commercial paper sold by corporations and finance companies

  B Corporate debt obligations with remaining maturities of 13 months or less

  B Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

Certain of the Funds may invest in the securities of other open-end or closed-end investment companies. Under the 1940 Act, a Fund may invest no more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.

The International Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund each may invest in investment company securities in accordance with its investment objectives.

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk

For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
Information.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

--------------------------------------------------------------------------------

("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may invest in one or more of the following types of futures and options:

  B Write exchange traded covered put and call options on securities and stock indices.

  B Purchase exchange traded put and call options on securities and stock indices.

  B Purchase and sell exchange traded financial futures contracts.

  B Write covered call options and purchase exchange traded put and call options on financial futures contracts.

  B Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.

For more information about
SWAP AGREEMENTS, see the
Statement of Additional Information.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  - Market Risk

  - Credit (Financial) Risk

  - Interest Rate Risk

  - Risk Associated with Foreign Securities

  - Manager Risk (Lifestyle Funds only)

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments.

These limits are determined by the Fund's investment objectives and risk level.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodians, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers Institutional Class II Shares of the Funds only to employee retirement plans offered through the Distributor.

The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Each Fund currently offers five classes of shares, designated Class A shares, Class B shares, Class C shares, Institutional Class I shares and Institutional Class II shares. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B and Class C shareholders are likely to be lower than to other shareholders.

The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

PURCHASE AND REDEMPTION OF SHARES

Institutional Class II shares of each Fund are available to you through your employer bought from the Distributor or the Series Company through National Financial Data Services, Inc., the Funds' transfer agent ("Transfer Agent"). Institutional Class II shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $50 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. For purposes of class eligibility, market appreciation is considered. VALIC may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.

As a participant in an employer retirement plan, you do not purchase Institutional Class II shares of the Funds directly. Rather, Institutional Class II shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

As distributor, the Distributor sells Institutional Class II shares of the Funds to employer retirement plans. The Distributor sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The Series Company may suspend the sale of any of the Fund's Institutional Class II shares to employer retirement plans.

The price to purchase one share of a Fund is the Fund's net asset value per share (NAV). Shares are sold at the public offering price based on the net asset value next determined after the Transfer Agent receives an order. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive an order, either directly or from the Distributor, before the close of regular trading on the New York Stock Exchange.

The Distributor is a wholly-owned subsidiary of VALIC and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor does not charge the Series Company or employer retirement plans for its services. Also, the Distributor is not required

VALIC INVESTMENT
SERVICES COMPANY
(the Distributor) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

to sell a minimum number of shares to employer retirement plans.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

TRANSFERS AND EXCHANGES

An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Certain investment options, particularly company stock or guaranteed investment contracts (GICs), may be subject to unique restrictions. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Through the Distributor, an employer plan sends orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily, the International Growth Fund, the Large Cap Value Fund and the Small Cap Value Fund pay dividends quarterly and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Lifestyle Funds are "non-diversified" under the 1940 Act. This means that each Fund can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. These Funds may invest up to 25% of their total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of a Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a

See the Statement of Additional information and your contract prospectus for further tax discussions. You should also consult your tax advisor before investing.

--------------------------------------------------------------------------------

Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant under an employer plan, you vote on these matters indirectly by voting your shares. The way you vote your shares as a participant depends on your employer plan.

When a matter comes up for vote, the employer plan will vote its shares in the same proportion as the share votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its shares, it may decide to vote that way.

Controlling Shareholder

[VALIC,] as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS

Like insurance companies, financial and business organizations around the world, the Series Company Funds could be adversely affected if the computer systems used by the Series Company, other service providers and entities with computer systems that are linked to the Series Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Series Company's major service providers. The Series Company expects to be substantially complete with its computer systems projects to address the Year 2000 Issue by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Company Funds.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to participants or other investors. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

See the Statement of Additional information and your contract prospectus for further tax discussions. You should also consult your tax advisor before investing.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

--------------------------------------------------------------------------------


  Please send me a free copy of the Statement of Additional Information for American General Series
  Portfolio Company 2.
   Name:
   Address:
   Social Security Number:
----------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

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--------------------------------------------------------------------------------

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

State Street Global Advisors
2 International Place
Boston, Massachusetts 02110

Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

Neuberger & Berman Management, Inc.
605 Third Avenue
Second Floor
New York, New York 10158-0180

Brown Capital Management, Inc.
809 Cathedral Street
Baltimore, Maryland 21201
Fiduciary Management Associates, Inc.
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603
J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036
DISTRIBUTOR:
VALIC Investment Services Company
2929 Allen Parkway
Houston, TX 77019
CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010
TRANSFER AND SHAREHOLDER SERVICE AGENT:
National Financial Data Services, Inc.
1004 Baltimore
Kansas City, Missouri 64105-1807

                             TRUSTEES AND OFFICERS

       TRUSTEES           OFFICERS
       --------           --------
Thomas L. West, Jr.       Thomas L. West, Jr.      Chairman
Craig R. Rodby            John A. Graf             President
John A. Graf              Craig R. Rodby           Vice Chairman
Norman Hackerman          Michael G. Atnip         Executive Vice President
John William Lancaster    Joe C. Osborne           Executive Vice President
F. Robert Paulson         Norman Jaskol            Vice President and Chief Investment Officer
R. Miller Upton           Teresa S. Moro           Vice President and Investment Officer
Ben H. Love               John W. Mossbarger       Vice President and Investment Officer
                          William Trimbur,         Vice President and Investment Officer
                          Jr.                      Vice President
                          Brent C. Nelson          Vice President and Secretary
                          Cynthia A. Toles         Vice President and Assistant Secretary
                          Nori L. Gabert           Treasurer
                          Gregory R. Seward        Controller
                          Kathryn A. Pearce        Assistant Treasurer
                          Earl E. Allen, Jr.

Printed Matter
Printed in U.S.A.

VA 10856-II VER 7/98                                        Recycled Paper  LOGO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                              DATED JULY 13, 1998

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                      AMERICAN GENERAL S&P 500 INDEX FUND
                      AMERICAN GENERAL MID CAP INDEX FUND
                     AMERICAN GENERAL SMALL CAP INDEX FUND
                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND
                       AMERICAN GENERAL LARGE CAP GROWTH
                      AMERICAN GENERAL MID CAP GROWTH FUND
                     AMERICAN GENERAL SMALL CAP GROWTH FUND
                   AMERICAN GENERAL INTERNATIONAL VALUE FUND
                     AMERICAN GENERAL LARGE CAP VALUE FUND
                      AMERICAN GENERAL MID CAP VALUE FUND
                     AMERICAN GENERAL SMALL CAP VALUE FUND
                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
                         AMERICAN GENERAL BALANCED FUND
                      AMERICAN GENERAL DOMESTIC BOND FUND
                       AMERICAN GENERAL MONEY MARKET FUND
                     AMERICAN GENERAL GROWTH LIFESTYLE FUND
                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND
              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND

      --------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                     PART B

                                 JULY 13, 1998

This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company 2 (the "Series Company"). It should be read in conjunction with the Prospectuses. The Statement of Additional Information and the related Prospectuses are dated July 13, 1998.

                                  DO NOT COPY

                               TABLE OF CONTENTS

General Information and History.............................     4
Performance and Yield Information...........................     4
  Average Annual Total Return...............................     4
  Portfolio Total Return....................................     4
  Index Total Return........................................     5
  Seven Day Yields..........................................     5
  30 Day Current Yield......................................     5
  Performance Returns.......................................     6
Fundamental Investment Restrictions.........................     8
  American General S&P 500 Index Fund.......................     8
  American General Mid Cap Index Fund.......................    10
  American General Small Cap Index Fund.....................    11
  American General International Growth Fund................    14
  American General Large Cap Growth Fund....................    15
  American General Mid Cap Growth Fund......................    16
  American General Small Cap Growth Fund....................    17
  American General International Value Fund.................    17
  American General Large Cap Value Fund.....................    18
  American General Mid Cap Value Fund.......................    19
  American General Small Cap Value Fund.....................    20
  American General Socially Responsible Fund................    23
  American General Balanced Fund............................    24
  American General Domestic Bond Fund.......................    25
  American General Money Market Fund........................    25
  American General Growth Lifestyle Fund....................    26
  American General Moderate Growth Lifestyle Fund...........    27
  American General Conservative Growth Lifestyle Fund.......    28
Investment Practices........................................    29
  Repurchase Agreements.....................................    29
  Lending Portfolio Securities..............................    29
  Reverse Repurchase Agreements.............................    30
  Convertible Securities....................................    30
  Foreign Securities........................................    30
  Emerging Markets..........................................    31
  Foreign Currency Exchange Transactions....................    32
  Standard and Poor's Depository Receipts...................    32
  When-Issued Securities....................................    32
  Debt Securities...........................................    32
  Zero Coupon Bonds.........................................    33
  Real Estate Securities and Real Estate Investment
     Trusts.................................................    33
  Warrants..................................................    33
  Swap Agreements...........................................    34
  Eurodollar Obligations....................................    34
  Asset-Backed Securities...................................    34
  Mortgage-Backed Securities................................    35
  Loan Participations.......................................    35
  Adjustable Rate Securities................................    36
  Illiquid Securities.......................................    36
  Rule 144A Securities......................................    36
  Options on Securities and Securities Indices..............    37
  Writing Covered Call and Put Options and Purchasing Call
     and Put Options........................................    38

  Financial Futures Contracts...............................    39
  Options on Financial Futures Contracts....................    41
  Certain Additional Risks of Options and Financial Futures
     Contracts..............................................    41
  Limitations...............................................    43
  Short Sales and Short Sales Against the Box...............    43
  Money Market Securities of Foreign Issuers................    43
Investment Adviser..........................................    44
Investment Sub-Advisers.....................................    45
Portfolio Transactions and Brokerage........................    47
Offering, Purchase, and Redemption of Fund Shares...........    49
  General...................................................    49
  Purchase of Shares........................................    49
  Cumulative Purchase Discount..............................    49
  Letter of Intent..........................................    49
  Redemption of Shares......................................    50
  Contingent Deferred Sales Charge -- Class A...............    50
  Waiver of Class B and Class C Contingent..................    50
  Exchange Privilege........................................    52
Distribution and Service Plans..............................    52
Determination of Net Asset Value............................    53
Calculation of Yield for the Money Market Fund..............    54
Taxation....................................................    55
  General...................................................    55
  Taxable U.S. Shareholders -- Distributions................    58
  Taxable U.S. Shareholders -- Sales of Shares..............    59
  Non-U.S. Shareholders.....................................    60
  State and Local...........................................    60
Other Information...........................................    61
  Shareholder Reports.......................................    61
  Voting and Other Rights...................................    61
  Custody of Assets.........................................    61
  Index Funds...............................................    62
  Description of Corporate Bond Ratings.....................    63
  Description of Commercial Paper Ratings...................    63
  Independent Auditors......................................    64
Trustees and Officers.......................................    65
Financial Statements........................................    68

                        GENERAL INFORMATION AND HISTORY

     American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998 by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with the Series Company and subject to the authority of the Series Company's Board of Trustees, VALIC serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, VALIC has engaged investment sub-advisers to provide investment sub-advisory services for each Fund other than the American General Socially Responsible Fund, the American General Money Market Fund, the American General Conservative Growth Lifestyle Fund, the American General Moderate Growth Lifestyle Fund and the American General Growth Lifestyle Fund, subject to VALIC's control, direction and supervision. The Series Company consists of eighteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

     The Series Company and VALIC have Codes of Ethics which establish for their officers, directors and certain employees procedures and restrictions as to those individual's personal investment trading activities.

                       PERFORMANCE AND YIELD INFORMATION

     The Funds have not commenced operations and, therefore, have no performance. Accordingly, the performance information for each Fund included in the prospectus is the performance of either: (i) a registered investment company with similar investment objectives, policies and strategies as the Fund that is managed by the same individuals; (ii) an unregistered discretionary account of a Sub-adviser with similar investment objectives, policies and strategies as a Fund that is managed by the same individuals; and/or (iii) a composite of registered management investment companies or unregistered discretionary accounts.

     The total return of a Fund ("Average Annual Total Return"), is the total return of a Fund before expenses ("Portfolio Total Return"), and compare Portfolio Total Return to the total return of the Fund's benchmark index ("Index Total Return"), if any. The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from the Adviser's investment selection) deviates from its benchmark's Index Total Return. If you invest in a Fund through an annuity contract, you should be aware that fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about Separate Account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:

                                P (1+T)(n) = ERV

     Where:

                 P     = A hypothetical initial Purchase Payment of $1,000.
                 T     = Average annual total return.
                 n     = Number of years.
                 ERV =   Ending redeemable value of a hypothetical $1,000 Purchase
                         Payment made at the beginning of the first period.

     Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

     Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception are calcu-lated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

     Index Total Return quotations for periods 1, 3, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

     The American General Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)(365/7)-1]

30 DAY CURRENT YIELD

     The Domestic Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                           Yield = 2[(1 + NII )(6)-1]
                                    S X NAV

     Where:

                 NII  =    Net investment income (interest income, plus dividend
                           income, plus other income, less fund expenses.
                 S    =    Average daily shares outstanding.
                 NAV  =    Net asset value per share on the last day of the period.

                              PERFORMANCE RETURNS*

                                 MARCH 31, 1998

                                                                                                    10 YEAR
                                                             INCEPTION                             OR SINCE
                                                               DATE        1 YEAR      3 YEAR    INCEPTION (A)
                                                             ---------    --------    --------   -------------
AMERICAN GENERAL S&P 500 INDEX FUND                            5/1/77
  Average Annual Total Return                                               47.85%      32.65%       18.67%
  Portfolio Total Return                                                    48.14%      32.91%       18.90%
  S&P 500                                                                   47.97%      32.81%       18.94%
AMERICAN GENERAL MID CAP INDEX FUND                          10/13/82
  Average Annual Total Return                                               48.53%      20.37%       11.71%
  Portfolio Total Return                                                    49.09%      28.38%       12.21%
  S&P Mid Cap 400                                                           49.00%      28.44%       19.23%
AMERICAN GENERAL MID CAP INDEX FUND                           10/1/91
  Average Annual Return                                                     48.53%      20.37%       18.58%
  Portfolio Total Return                                                    49.09%      28.38%       19.00%
  S&P Mid Cap 400                                                           49.00%      28.44%       19.38%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND                     5/1/92
  Average Annual Total Return                                               10.14%      14.13%       12.33%
  Portfolio Total Return                                                    10.85%      14.92%       13.12%
  Salamon Brothers Primary Market Index                                     20.34%      10.92%        9.97%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND                    10/1/95
  Average Annual Return                                                     19.02%          --       21.94%
  Portfolio Total Return                                                    19.91%          --       22.84%
  Salamon Brothers Primary Market Index                                     20.34%          --       13.68%
AMERICAN GENERAL LARGE CAP GROWTH                            11/11/91
  Average Annual Total Return                                               28.56%      24.66%       20.83%
  Portfolio Total Return                                                    29.46%      25.66%       21.73%
  Russell 1000 Index                                                        20.52%      31.87%       20.52%
AMERICAN GENERAL MID CAP GROWTH FUND                           1/1/93
  Average Annual Total Return                                               42.95%      26.26%       17.85%
  Portfolio Total Return                                                    48.26%      24.07%       22.44%
  S&P Mid Cap 400 Index                                                     49.00%      28.44%       19.25%
AMERICAN GENERAL SMALL CAP GROWTH FUND                         9/1/94
  Average Annual Total Return                                               53.70%      33.56%       30.54%
  Portfolio Total Return                                                    55.48%      35.12%       32.07%
  Russell 2000 Index                                                        42.01%      24.42%       14.86%
AMERICAN GENERAL INTERNATIONAL VALUE FUND                     12/1/78
  Average Annual Total Return                                               22.80%      13.72%       10.25%
  Portfolio Total Return                                                    24.93%      19.59%       12.18%
  Salamon Brothers Primary Market Index                                     20.34%      10.92%        5.34%
AMERICAN GENERAL LARGE CAP VALUE FUND                          8/1/92
  Average Annual Total Return                                               58.18%      36.32%       23.43%
  Portfolio Total Return                                                    59.33%      37.32%       24.35%
  S&P 500 Index                                                             47.97%      32.81%       18.94%
AMERICAN GENERAL MID CAP VALUE FUND                           1/20/75
  Average Annual Total Return                                               41.54%      21.80%       17.95%
  Portfolio Total Return                                                    42.35%      22.61%       20.76%
  S&P Mid Cap 400 Index                                                     49.00%      28.44%       19.25%
AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND                    10/2/89
  Average Annual Total Return                                               47.45%      12.76%       19.02%
  Portfolio Total Return                                                    48.01%      13.32%       19.52%
  S&P 500 Index                                                             47.97%      32.81%       18.94%
AMERICAN GENERAL BALANCED FUND                               12/31/74
  Average Annual Total Return                                               30.15%      21.67%       13.54%
  Portfolio Total Return                                                    31.88%      23.29%       15.06%
  Benchmark(B)                                                              47.97%      32.81%       18.94%

                                                                                                    10 YEAR
                                                             INCEPTION                             OR SINCE
                                                               DATE        1 YEAR      3 YEAR    INCEPTION (A)
                                                             ---------    --------    --------   -------------
AMERICAN GENERAL DOMESTIC BOND FUND                          12/31/72
  Average Annual Total Return                                               11.12%       8.49%        8.47%
  Portfolio Total Return                                                    12.17%       9.51%        9.50%
  Benchmark(B)                                                              14.16%       7.30%        8.50%
AMERICAN GENERAL MONEY MARKET FUND                            1/16/86
  Average Annual Total Return                                                5.24%       4.51%        5.42%
  Portfolio Total Return                                                     5.87%       5.14%        6.05%
  30-Day Certificate of Deposit Primary Offering Rate
    by New York City Banks                                                   4.82%       4.73%        5.25%

---------------

 * American General Small Cap Value Fund, American General Growth Lifestyle Fund, American General Moderate Growth Lifestyle Fund and American General
     Conservative Growth Lifestyle Fund commenced operations on           ,
     1998. Accordingly, no performance for such Funds is available.

(A) Amounts shown are returns for ten years or since inception if the fund has been in existence for less than ten years.

(B) Benchmark consists of S&P 500 Index and Lehman Brothers Government and Corporate Bond Index.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

     Calculation of each Fund's total assets for compliance with any of the following fundamental or non-fundamental investment restrictions or any other investment restrictions set forth in the Series Company's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

     The fundamental and, in certain cases, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase.

AMERICAN GENERAL S&P 500 INDEX FUND ("S&P 500 INDEX FUND") INVESTMENT
RESTRICTIONS

The S&P 500 Index Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including, limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund) may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

 (5) Concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

 (7) Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers: (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund and, provided further that. except in the case of merger or consolidation, the Fund shall not invest in any other open-end investment company unless the Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment Companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Fund will not invest in another open-end registered investment company). Notwithstanding the foregoing, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

     Additional Restrictions. In order to comply with certain statutes and policies, the Fund will not as a matter of operating policy:

 (1) Borrow money (including through dollar roll transactions for any purpose in excess of 10% of the Fund's total assets (taken at cost) except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its total assets.

 (2) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

 (3) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

 (4) Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

 (5) Invest for the purpose of exercising control or management.

 (6) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees, and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal: and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Series Company's Board of Trustees have determined the commercial paper to be liquid: or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees has determined that the commercial paper is equivalent quality and is liquid.

 (7) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Board of Trustees.

 (8) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

 (9) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction.

(10) With respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

(11) Purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Company, or is an officer or partner of VALIC or the Sub-adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(12) Invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. (the "NYSE") or the American Stock Exchange.

(13) Make short sales of securities or maintain a short position, unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time. The Fund has no current intention to engage in short selling.

(14) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges: (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets;
     (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold: and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(15) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

AMERICAN GENERAL MID CAP INDEX FUND ("MID CAP INDEX FUND") INVESTMENT
RESTRICTIONS

The Mid Cap Index Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

 (3) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund. Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

(11) Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

(12) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

AMERICAN GENERAL SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND") INVESTMENT RESTRICTIONS

The Small Cap Index Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

 (5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

 (7) Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund
     (i) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (ii) incurs no sales charge in connection with the investment (as an operating policy, the Fund will not invest in another open-end registered investment company). Notwithstanding the foregoing, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

Additional Restrictions. In order to comply with certain statutes and policies the Fund will not as a matter of operating policy:

 (1) Borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its total assets.

 (2) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction.

 (3) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

 (4) Sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling).

 (5) Invest for the purpose of exercising control or management.

 (6) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees).

 (7) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees have determined that the commercial paper is equivalent quality and is liquid.

 (8) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

 (9) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction.

(10) Invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

(11) Invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Company, or is an officer or partner of the VALIC or of the Subadviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(12) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

(13) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options is-sued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(14) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all, such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such or options thereon held at any time do not exceed 5% of the Fund's total assets.

AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") INVESTMENT RESTRICTIONS

The International Growth Fund may not:

 (1) With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities).

 (2) With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

 (3) Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.

 (4) Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

 (5) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the Rules and Regulations or interpretations of the SEC.

 (6) (i) Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's gross assets valued at the lower of market or cost, and (ii) a Fund may not purchase additional securities when borrowings exceed 5% of total assets.

 (7) Pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

 (8) Invest in physical commodities or contracts on physical commodities.

 (9) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

(10) Underwrite the securities of other issuers.

(11) Invest in futures and/or options on futures.

(12) Purchase on margin or sell short.

(13) Invest more than an aggregate of 15% of the net assets of the Fund, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are not readily available markets.

(14) Invest for the purpose of exercising control over management of any company.

(15) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

(16) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

     The Fund's investment limitations (3), (6)(ii), (7) (11), (12), (13) and
(14) are not fundamental and the Series Company's Board of Trustees may change them without shareholder approval.

AMERICAN GENERAL LARGE CAP GROWTH FUND
("LARGE CAP GROWTH FUND") INVESTMENT
RESTRICTIONS

The Large Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

 (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

 (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable laws but not to exceed 33 1/3% of the Fund's total assets.

 (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

 (6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

 (7) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

 (8) Issue senior securities to the extent such issuance would violate applicable law.

 (9) Invest in companies for the purpose of exercising control or management.

(10) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(11) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

(12) Make short sales of securities, except short sales against the box.

The Fund's investment limitations (9) through (12) are non-fundamental and may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") INVESTMENT RESTRICTIONS

The Mid Cap Growth Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations).

 (2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations).

 (3) Invest in the securities of any issuer if any of the officers or trustees of the Series Company, VALIC or the Sub-adviser own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer.

 (4) Invest for the purpose of exercising control or management of another issuer.

 (5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

 (6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

 (7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions.

 (8) Make short sales of securities or maintain a short position, except short sale "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

 (9) Participate on a joint or joint and several basis in any trading account in securities.

(10) Make loans of money or securities, except that the Fund may invest in repurchase agreements.

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.

(12) Invest in more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities; included in this category are any assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation.

(13) Issue senior securities, borrow money, or pledge its assets.

(14) Purchase foreign securities, except the Fund may purchase foreign securities sold as American Depository Receipts without limit.

(15) Write, purchase, or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options.

(16) Invest in restricted securities.

(17) Invest in other registered investment companies, provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

     While the Fund has reserved the right to make short sales "against the box" (limitation number 8, above), the Sub-adviser has no present intention of engaging in such transactions at this time or during the coming year.

AMERICAN GENERAL SMALL CAP GROWTH FUND
("SMALL CAP GROWTH FUND") INVESTMENT
RESTRICTIONS

The Small Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act.

 (2) Concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

 (3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

 (4) Borrow money, except to the extent permitted by applicable law.

 (5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

 (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

 (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this policy shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

 (8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

 (9) Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities.

(10) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid.

     Investment restrictions (9) and (10) are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may invest all or part of its investable assets (cash, securities and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund's.

AMERICAN GENERAL INTERNATIONAL VALUE FUND
("INTERNATIONAL VALUE FUND") RESTRICTIONS

The International Value Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

 (3) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment ob-jective, policies and limitations as the Fund. Investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND") INVESTMENT RESTRICTIONS

The Large Cap Value Fund may not:

 (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

 (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

 (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

 (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets.

 (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

 (6) Purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon to the extent provided in its Prospectus.

 (7) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by compa-nies which invest in real estate or interests therein.

 (8) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

 (9) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

(10) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

(11) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

(12) Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

(13) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders and to the extent permitted by the 1940 Act; provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

(14) Invest more than 10% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days duration.

(15) Make investments for the purpose of gaining control of an issuer's management.

     The Fund's investment limitations (12) through (5) are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND") INVESTMENT
RESTRICTIONS

The Mid Cap Value Fund may not:

 (1) Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes and not for leveraging or investment and
     (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

 (2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

 (3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 (4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

 (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

 (6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

 (7) Issue senior securities, except as permitted under the 1940 Act.

 (8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

 (9) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

(10) Except for the purchase of debt securities and engaging in repurchase agreements, make any loans other than securities loans.

(11) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

(12) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

(13) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     The Fund's investment limitations (9) through (13) are non-fundamental and may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") INVESTMENT RESTRICTIONS

The Small Cap Value Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

(2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).

(5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

(7) Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (i) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (ii) incurs no sales charge in connection with the investment (as an operating policy, the Fund will not invest in another open-end registered investment company). Notwithstanding the foregoing, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund.

Additional Restrictions. In order to comply with certain statutes and policies the Fund will not as a matter of operating policy:

 (1) Borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its total assets.

 (2) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction.

 (3) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

 (4) Sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling).

 (5) Invest for the purpose of exercising control or management.

 (6) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees).

 (7) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees have determined that the commercial paper is equivalent quality and is liquid.

 (8) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

 (9) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction.

(10) With respect to 75% of its assets, purchase securities of any issuer (except obligations of the United States Government and its instrumentalities) if as the result more than 5% of the Fund's total assets, at the time of purchase, would be invested in the securities of such issuer.

(11) Invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Company, or is an officer or partner of the VALIC or of the Sub-adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(12) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

(13) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursu-ant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(14) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all, such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such or options thereon held at any time do not exceed 5% of the Fund's total assets.

AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
("SOCIALLY RESPONSIBLE FUND") INVESTMENT
RESTRICTIONS

The Socially Responsible Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

 (3) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund. Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

(11) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

(12) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

AMERICAN GENERAL BALANCED FUND ("BALANCED FUND") INVESTMENT RESTRICTIONS

The Balanced Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

 (3) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund. Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

AMERICAN GENERAL DOMESTIC BOND FUND
("DOMESTIC BOND FUND") INVESTMENT
RESTRICTIONS

The Domestic Bond Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

 (3) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund. Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

 (4) Acquire real estate, real estate contracts or real estate securities.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND") INVESTMENT RESTRICTIONS

The Money Market Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. The Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

 (3) Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company); provided that the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in open-end management investment companies having substantially the same investment objective, policies and limitations as the Fund. Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

 (4) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (5) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (6) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

 (7) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (8) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (9) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(10) Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

(11) Purchase any security which matures more than 13 months from the date of purchase.

(12) Purchase or sell commodity contracts.

(13) Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

(14) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

AMERICAN GENERAL GROWTH LIFESTYLE FUND
("GROWTH LIFESTYLE FUND") INVESTMENT
RESTRICTIONS

The Growth Lifestyle Fund may not:

 (1) Issue senior securities.

 (2) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

 (3) Borrow money, except from banks for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of the market value or costs of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the market value of its assets.

 (4) Underwrite the securities of other issuers or invest more than 15% of its assets in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations, or repurchase agreements having maturities of more than seven days.

 (5) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which the Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

 (6) Purchase or sell commodities or commodity contracts, other than futures contracts and options as described in the Prospectus.

 (7) Invest directly in oil, gas, or other mineral exploration or development programs; pro-vided, however, that the underlying funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

 (8) Invest more than 5% of its assets, at the time of investment, in the securities of any issuers which have records of less than three years' continuous operation, including the operation of any predecessor (other than obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities).

 (9) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or Trustees of the Series Company individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

(10) Make loans except by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (4) above) which are either publicly distributed or customarily purchased by institutional investors.

(11) Invest in companies for the purpose of exercising control of management.

(12) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.

AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND") INVESTMENT RESTRICTIONS

The Moderate Growth Lifestyle Fund may not:

 (1) Issue senior securities.

 (2) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

 (3) Borrow money, except from banks for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of the market value or costs of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the market value of its assets.

 (4) Underwrite the securities of other issuers or invest more than 15% of its assets in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations, or repurchase agreements having maturities of more than seven days.

 (5) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which the Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

 (6) Purchase or sell commodities or commodity contracts, other than futures contracts and options transactions as described in the Prospectus.

 (7) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

 (8) Invest more than 5% of its assets, at the time of investment, in the securities of any issuers which have records of less than three years' continuous operation, including the operation of any predecessor (other than obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities).

 (9) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or Trustees of the Series Company individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

(10) Make loans except by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (4) above) which are either publicly distributed or customarily purchased by institutional investors.

(11) Invest in companies for the purpose of exercising control of management.

(12) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.

AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND") INVESTMENT RESTRICTIONS

The Conservative Growth Lifestyle Fund may not:

 (1) Issue senior securities.

 (2) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

 (3) Borrow money, except from banks for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of the market value or costs of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the market value of its assets.

 (4) Underwrite the securities of other issuers or invest more than 15% of its assets in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations, or repurchase agreements having maturities of more than seven days.

 (5) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which the Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

 (6) Purchase or sell commodities or commodity contracts other than futures contracts and options transactions as described in the Prospectus.

 (7) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying funds in which the Fund's will invest may purchase the securities of companies engaged in such activities.

 (8) Invest more than 5% of its assets, at the time of investment, in the securities of any issuers which have records of less than three years' continuous operation, including the operation of any predecessor (other than obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities).

 (9) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or Trustees of the Series Company individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate, such persons own or would own more than 5% of such securities.

(10) Make loans except by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (4) above) which are either publicly distributed or customarily purchased by institutional investors.

(11) Invest in companies for the purpose of exercising control of management.

(12) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.

                              INVESTMENT PRACTICES

REPURCHASE AGREEMENTS

     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Trustees. The underlying security must be a high-quality domestic money market security (except for the International Growth Fund and the International Value Fund, which may utilize foreign money market securities) and the seller must be a well established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the Requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of the S&P 500 Index Fund, the Small Cap Index Fund, the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund).

LENDING PORTFOLIO SECURITIES

     For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company (the "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. VALIC will monitor the activities of the Custodian as authorized by the Board of Trustees. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the Securities and Exchange Commission ("SEC"). While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when State Street, as monitored by VALIC, considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

REVERSE REPURCHASE AGREEMENTS

     Certain of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

CONVERTIBLE SECURITIES

     Certain Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

FOREIGN SECURITIES

     A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.

     Included within the definition of foreign securities are American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs).

     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. In addition, the Funds may invest in other types of depositary securities such as international depository receipts, global depository shares, European depository shares and international depository shares.

     A Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).

     In addition, all the Funds, except the Lifestyle Funds, the Large Cap Growth Fund, the Large Cap Value Fund, the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

EMERGING MARKETS

     Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Foreign currency transactions used by the Funds may be either: (i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

     The Large Cap Growth Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Large Cap Growth Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

WHEN-ISSUED SECURITIES

     Each of the Funds except the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

DEBT SECURITIES

     Debt securities are considered high-quality if they are rated at least A by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa by Moody's or its equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. See the Section regarding "Description of Corporate Bond Ratings" for a description of each rating category in this Statement of Additional Information for a more complete description of lower-medium and lower-quality debt securities and their risks.

     The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

ZERO COUPON BONDS

     The Large Cap Value Fund, Mid Cap Value Fund, Balanced Fund and Domestic Bond Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Each Fund other than the Lifestyle Funds and the Domestic Bond Fund may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.

     Certain Funds also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS

     Warrants are securities that give the Funds the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

SWAP AGREEMENTS

     Certain of the Funds may enter into swap agreements. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in the market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Swap agreements entail the risk that a party will default on its payment obligations thereunder. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. The risk may be mitigated if a Fund invests in the specific assets for which it is obligated to pay a return.

EURODOLLAR OBLIGATIONS

     Certain Funds, in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

ASSET-BACKED SECURITIES

     Certain Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MORTGAGE-BACKED SECURITIES

     Certain of the Funds may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is offered to investors through securities dealers in the form of certificates representing participations in the pool. Once approved by GNMA, the timely payment of interest and principal of each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments (including prepayments) are passed through to the holder of the certificate.

     The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. Upon receipt, principal payments may be used by the Funds to purchase additional GNMA Certificates or other U.S. Government Securities. In addition, prepayments of the mortgages included in the underlying mortgage pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate, and principal returned to the Funds may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. In quoting yields of GNMA Certificates, the standard practice is to assume that the certificates will have a 12 year life. As previously noted, however, the actual life of an individual pool may differ widely and actual yield may differ significantly from estimated yields based on the 12 year life assumption.

     Certain Funds may also invest in collateralized mortgage obligations ("CMOs") issued by governmental or nongovernmental entities, such as banks and other mortgage lenders. Non-governmental securities may offer a higher yield but may be subject to greater price fluctuation and risk than governmental securities.

     CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, the Funds' investments in certain qualifying CMOs are not subject to legal limitations on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities,
(ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and
(iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

LOAN PARTICIPATIONS

     Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

     Certain of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ILLIQUID SECURITIES

     The Funds will not invest more than 10% (15% in the case of S&P 500 Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund), of the value of their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% (or 15%) of the value of a Fund's net assets.

RULE 144A SECURITIES

     Each Fund, other than the Lifestyle Funds, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the S&P 500 Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund) of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% (or 15%) of their assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the International Growth Fund, and the Money Market Fund, may write covered call and put options on securities and securities indices. The Mid Cap Value Fund may write covered call options and purchase call options in related closing transactions only. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

     Certain Funds may write options on securities and securities indices. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

     Each Fund, except the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the International Value Fund, the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may also purchase put or call options on securities and securities indices in order to
(i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. Certain Funds also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Large Cap Value Fund and the Small Cap Growth Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND PURCHASING CALL AND PUT OPTIONS

     All of the Funds, except the Mid Cap Growth Fund, the International Growth Fund, the International Value Fund, the Large Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The Mid Cap Value Fund may write exchange-traded covered call options, but not put options in this connection. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

     Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular secur-ity, and settlements are made in cash rather than by delivery of a particular security.

     Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. In this connection, the Mid Cap Value Fund may purchase exchange traded call options only.

     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Unlisted options may be used by the Large Cap Value Fund and the Small Cap Growth Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS

     Each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the International Value Fund, the Mid Cap Value Fund, the Bal-anced Fund, the Domestic Bond Fund and the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income and the Small Cap Growth Fund, the Large Cap Value Fund and the Large Cap Growth Fund may also write covered put options on stock index futures contracts. The Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts on GNMA Certificates, long-term U.S. Treasury Bonds, three-month U.S. Treasury Bills, short-term U.S. Treasury Notes, and bank certificates of deposit.

     Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Unlisted financial futures contracts, which may be purchased or sold only by the Large Cap Value Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (or 15%) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.

     When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

     A Fund, as an internal operating policy, may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

     For bona fide hedging purposes, each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND FINANCIAL FUTURES CONTRACTS

     In addition to the risks described in the Series Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

     The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC will use financial future contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

     No Fund will enter into any financial futures contract or purchase any option thereon if, immediately thereafter, the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of the Mid Cap Index Fund and the Socially Responsible Fund.

     In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

SHORT SALES AND SHORT SALES AGAINST THE BOX

     Certain Funds may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. A Fund may also engage in short sales against the box, which involves selling a security the Fund holds in its portfolio for delivery at a specified date in the future. A Fund will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

     Foreign money market instruments utilized by the Funds will be limited to:
(i) obligations of, or
guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER

     VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services, with activities heavily weighted toward insurance. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.

     VALIC serves as the investment adviser to each of the Funds pursuant to an
Investment Advisory Agreement with each fund dated [            , 1998], that
was approved by the Board of Trustees on [            , 1998]. Under the
Investment Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value.

     Pursuant to the Investment Advisory Agreement, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value).

     The Investment Advisory Agreement requires that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.

     Pursuant to an Accounting Services Agreement dated [            , 1998 ]
("Agreement"), VALIC provides accounting services to the Series Company. The Agreement provides that the Series Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services.

     The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved at least annually by (a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

                            INVESTMENT SUB-ADVISERS

     Pursuant to Investment Sub-advisory Agreements dated [            , 1998]
with each Sub-adviser, VALIC has engaged Bankers Trust Company ("Bankers Trust") to provide investment Sub-advisory services for the Small Cap Index Fund, the Mid Cap Index Fund, the S&P 500 Index Fund and a portion of the Small Cap Value Fund. In addition, Capital Guardian Trust Company ("Capital Guardian") provides Sub-advisory services for the International Value Fund, the Domestic Bond Fund and the Balanced Fund, Jacobs Asset Management provides Sub-advisory services for the International Growth Fund, State Street Bank and Trust Company/State Street Global Advisors ("State Street Global Advisors") provides Sub-advisory services for the Large Cap Value Fund, Goldman Sachs Asset Management ("GSAM") provides Subadvisory services for the Large Cap Growth Fund and Neuberger & Berman Management Inc. ("N&B Management") provides Sub-advisory services for the Mid Cap Value Fund pursuant to separate Sub-advisory Agreements. Brown Capital Management, Inc. ("Brown Capital Management") provides Sub-advisory services for the Mid Cap Growth Fund, Fiduciary Management Associates, Inc. ("FMA") provides Sub-advisory services for a portion of the Small Cap Value Fund and J.P. Morgan Investment Management, Inc. ("JP Morgan") provides Sub-advisory services for the Small Cap Growth Fund pursuant to separate Sub-advisory Agreements, as well. Bankers Trust, Capital Guardian, Jacobs Asset Management, State Street Global Advisors, GSAM, N&B Management, Brown Capital Management, FMA and JP Morgan (collectively, the "Sub-advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Funds to which these companies provide Sub-advisory services (collectively, the "Sub-advised Funds").

     The Series Company was issued an exemptive order by the SEC on      , 1998
for an exemption (the "Exemption") from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things; (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in its Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a
shareholders' meeting held on      , 1998, to permit VALIC to terminate, replace
or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.

     Pursuant to the Investment Sub-advisory Agreements and subject to VALIC's control, super-vision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the Sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.

     The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.

     VALIC shall pay to Bankers Trust, for the services rendered and expenses paid by Bankers Trust, a monthly fee computed at the annual rate of 0.03% of the average daily net asset values of the portion of the Small Cap Value Fund portfolio that it manages, 0.02% of the first $2 billion and 0.01% average daily net asset values on the excess over $2 billion of the S&P 500 Index Fund, 0.03% of the first $300 million and 0.02% of average daily net asset values on the excess over $300 of the Mid Cap Index Fund and 0.03% of the first $150 million and 0.02% of average daily net asset values on the excess over $150 million of the Small Cap Index Fund.

     VALIC shall pay to Capital Guardian, for the services rendered and expenses paid by Capital Guardian, a quarterly fee computed at the annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% of average daily net assets values on the excess over $250 million of the International Value Fund, 0.55% of the first $50 million, 0.20% of the next $50 million, 0.18% of the next $200 million and 0.15% of average daily net asset values on the excess over $300 million of the Domestic Bond Fund and 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million of the Balanced Fund. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million and a 12.5% discount to all fees if total fees exceed $12 million.

     VALIC shall pay to Jacobs Asset Management, for the services rendered to the International Growth Fund and expenses paid by Jacobs Asset Management, a monthly fee computed at the annual rate of 0.65% of the first $100 million and 0.55% of average daily net asset values on the excess over $100 million.

     VALIC shall pay to State Street Global Advisors, for the services rendered to the Large Cap Value Fund and expenses paid by State Street, a monthly fee computed at the annual rate of 0.25% of average daily net asset values of the Large Cap Value Fund, but in no event less than $50,000 per year.

     VALIC shall pay to GSAM, for the services rendered to the Large Cap Growth Fund and expenses paid by GSAM, a monthly fee computed at the annual rate of 0.30% of average daily net asset values of the Large Cap Growth Fund.

     VALIC shall pay to N&B Management, for the services rendered to the Mid Cap Value Fund and expenses paid by N&B Management, a monthly fee computed at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average daily net asset values on the excess over $750 million.

     VALIC shall pay to Brown Capital Management, for the services rendered to the Mid Cap Growth Fund and expenses paid by Brown Capital Management, a monthly fee computed at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million.

     VALIC shall pay to FMA, for the services rendered to the portion of the Small Cap Value Fund that it manages and expenses paid by FMA, a monthly fee computed at the annual rate of 0.50% of the first $50 million and 0.40% of average daily net asset values on the excess over $50 million.

     VALIC shall pay to JP Morgan, for the services rendered to the Small Cap Growth Fund and expenses paid by JP Morgan, a monthly fee computed at the annual rate of 0.60% of average daily net asset values of the Small Cap Growth Fund.

     The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.

     Subject to the Exemption, the Investment Sub-advisory Agreements may be terminated at any time by VALIC, the relevant Sub-adviser, the Series Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant Sub-advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

     The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Sub-advised Funds. The Sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Investment Management."

     Virtually all of the over-the-counter transactions by the actively managed portion of the Small Cap Value Fund, the Mid Cap Growth Fund, are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The Mid Cap Index Fund, the Large Cap Growth Fund, the S&P 500 Index Fund, the Small Cap Index Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the Mid Cap Value Fund, and the Socially Responsible Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The International Growth Fund, the Mid Cap Growth Fund, the Small Cap Value Fund, and the Large Cap Value Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.

     When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

     In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

     The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

     The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees.

     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

               OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

GENERAL

     Pursuant to a distribution agreement, VALIC Investment Services Company (the "Distributor") acts without remuneration as the Series Company's agent in the distribution of Fund Shares to the public and to employee retirement plans under a distribution agreement. The Distributor's address is the same as that of VALIC.

     The distribution agreement between the Distributor and the Series Company provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Trustees of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Series Company by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Trustees of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by the Distributor, on sixty days' written notice to the other party. The distribution agreement also automatically terminates in the event of an assignment.

     Pursuant to the distribution agreement the Distributor pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses the Distributor for these expenses. Thus all such expenses incurred by the Distributor are passed directly on to VALIC, its parent. The Series Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

     The following information supplements the section in the Series Company's Prospectus captioned "About the Series Company -- Purchases and Redemptions of Shares."

PURCHASE OF SHARES

     Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized dealers.

CUMULATIVE PURCHASE DISCOUNT

     The reduced sales charges described in the Prospectus under "Purchases and Redemptions of Shares -- General" apply to purchases of Class A shares of the Fund where the aggregate investment is $50,000 or more. For purposes of determining eligibility for volume discounts, spouses and their children under 21 years of age are treated as a single purchaser, as is a trustee or other fiduciary of a single trust estate or a single fiduciary account. An aggregate investment includes all shares of the Series Company Funds owned plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. The reduced sales charge will also not be applied should a review of the records of the VISCO or Boston Data Financial Services, the Funds' transfer agent the ("Transfer Agent"), fail to confirm the representations concerning the investor's holdings.

LETTER OF INTENT

     Purchases of Class A shares of the Funds described above under "Cumulative Purchase Discount" made pursuant to the Letter of Intent and still owned are also included in determining the applicable quantity discount. A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. Escrowed shares totalling 5% of the dollar amount of the Letter of Intent are held by the Transfer Agent in the name of the shareholder. The effective date of a Letter of Intent may be back-dated up to 90 days in order that any investments made during this

90-day period, valued at the investor's cost, can become subject to the Letter of Intent. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between sales charges otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the investor in shares of a Fund, the amount of excess sales charges, if any, paid during the thirteen-month period.

REDEMPTION OF SHARES

     Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekend or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A

     For investments of [$1,000,000] or more of Class A shares of a Fund ("Qualified Purchaser"), the front-end sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed in the event of certain redemptions within one year of the purchase. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% of the net asset value of the shares at the time of purchase or 1.00% of the net asset value of the shares at the time of redemption.

     The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which causes the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one-year period prior to the redemption. No
CDSC -- Class A will be imposed on exchanges between Funds. For purposes of the CDSC -- Class A, when shares of one Fund are exchanged for shares of another Fund, the purchase date for the shares of the Fund exchanged into will be assumed to be the date on which shares were purchased in the Fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

     Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of [$1,000,000] or more, a Qualified Purchaser may aggregate shares of a Fund described in the Prospectus.

WAIVER OF CLASS B AND CLASS C CONTINGENT
DEFERRED SALES CHARGE ("CDSC -- CLASS B
AND C")

     As described in the Prospectus under "About the Series Company -- Purchases and Redemptions of Shares", redemptions of Class B shares and Class C shares will be subject to a CDSC. The CDSC -- Class B and C is waived on redemptions of Class B shares and Class C shares in the circumstances described below.

     (a) Redemption Upon Disability or Death

     The Funds will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), which, in pertinent part, defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While a Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require VISCO will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

     In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC -- Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

     (b) Redemption in Connection with Certain Distributions from Retirement
Plans

     The Funds will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge will be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more Funds, in such event, as described below, the Fund will "tack" the period for which the original shares were held onto the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Funds do not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other Retirement Plans not specifically described above.

     (c) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

     A shareholder may elect to participate in a systematic withdrawal plan (the "Plan") with respect to the shareholder's investment in the Fund. Under the Plan, a dollar amount of a participating shareholder's investment in a Fund will be redeemed systematically by a Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC -- Class B and C will be waived on redemptions made under the Plan.

     The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to a Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from a Fund without the imposition of a CDSC -- Class B and C may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Funds reserve the right to change the term and conditions of the Plan and the ability to offer the Plan.

     (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

     The Funds reserve the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. The Funds will waive the CDSC -- Class B and C upon such involuntary redemption.

     (e) Reinvestment of Redemption Proceeds in Shares of the Same Fund Within 120 Days After Redemption

     A shareholder who has a redeemed Class C shares of a Fund may reinvest at net asset value, with credit for any CDSC -- Class C paid on the redeemed shares, any portion or all of his or her redemption proceeds (plus that amount necessary to acquire a fractional share to round off his or her purchase to the nearest full share) in Class C shares of a Fund, provided that the reinvestment is effected within 120 days after such redemption and the shareholder has not previously exercised this reinvestment privilege with respect to Class C shares of the Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the CDSC -- Class C to subsequent redemptions.

     (f) Redemption by Adviser

     The Funds may waive the CDSC -- Class B and C when a total or partial redemption is made by VALIC with respect to its investments in a Fund.]

EXCHANGE PRIVILEGE

     The following supplements the discussion of "Shareholder
Services -- Exchange Privilege" in the Prospectus:

     By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Series Company, the Distributor and the Transfer Agent employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither the Series Company, the Distributor nor the Transfer Agent will be liable for following telephone instructions which it reasonably believes to be genuine. The Series Company, the Distributor and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed.

     For purposes of determining the sales charge rate previously paid on Class A shares, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sale charge rate was previously paid is deemed exchanged first.

     Exchange requests received on a business day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described herein.

     The Series Company normally redeems Fund shares for cash. Although the Series Company, with respect to each Fund, may make full or partial payment by assigning to investors, Series Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Series Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Series Company has committed itself to pay investors, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Series Company's net asset value. The securities to be paid in-kind to an investor will be selected in such manner as the Board of Trustees deems fair and equitable. In such cases, investors would incur brokerage expenses should they wish to liquidate these portfolio securities.

     All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                         DISTRIBUTION AND SERVICE PLANS

     The Series Company, with respect to each Fund, has adopted a Distribution and Service Plan for Class A shares, Class B shares and Class C shares. The Distribution and Service Plan is referred to herein as the "Plan". The Plan provides that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with the provision of ongoing services to shareholders of such class, respectively, and, with respect to Class B shares and Class C shares in connection with distribution of the respective class of shares. The Plan is being implemented through an agreement with the Distributor, the distributor of the Funds' shares.

     Under the Plan, the Distributor must submit quarterly reports to the Board of Trustees of the Series Company, setting forth separately by Fund and class of shares all amounts paid under the Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plan provides that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to the Plan must be approved by the Trustees and also by the disinterested Trustees. The Plan may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.

                        DETERMINATION OF NET ASSET VALUE

     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

     Publicly-traded corporate bonds are valued at prices obtained from State Street Bank and Trust Series Company.

     Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

     The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the 1933 Act requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

     The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Series Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Series Company. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

GENERAL

     Each Fund is a separate taxable entity. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derives at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxa-ble income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors and may therefore make it more difficult for certain Funds to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxable on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distribu-tions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments would exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark-to-market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Certain Funds may be subject to foreign taxes on income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for certain Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If a Fund makes this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by a Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particu-lar tax situation, certain shareholders of a Fund which has made this election may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that a Fund files the election described above, its shareholders will be notified of the amount of (i) each Shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

     If a Fund acquires stock (including, under proposed regulations, an option to acquired stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS -- DISTRIBUTIONS

     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends-received deduction for corporations. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by certain Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporation shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends-received deduction for corporations. For an individual, a capital gains dividend may be further designated as gain from sale of an asset held for more than eighteen months (thus eligible to be taxed at 10% or 20%, depending on the shareholders marginal tax rate). Capital gains dividends not described in the previous sentence will generally be taxed at the maximum rate of 28%, or at the shareholder's marginal federal tax rate, whichever is less. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Distributions from such plans, or from annuity contracts which may invest in these shares, are generally tax reported to the participant as ordinary income taxable at the participant's marginal tax rate for the year of the distribution to the participant, rather than as capital gains or losses for the year of the sale or other disposition.

TAXABLE U.S. SHAREHOLDERS -- SALES OF SHARES

     When a shareholder sells, redeems or otherwise disposes of a share in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming that an individual shareholder holds the shares as a capital asset at the time of such sale, the treatment of the gain or loss may vary, depending upon the tax holding period for the shares. The rules that individuals can use to determine the status of the gain or loss, and to net gains and losses, are complex. In general, gain is short term gain for an individual and is taxed at ordinary income rates, for federal income tax purposes, if the tax holding period is less than one year. Gain is generally mid-term gain for an individual, and taxed at a maximum rate of 28% (or the shareholders marginal federal income tax rate, if less), if the tax holding period is more than one year but not more than eighteen months. If the tax holding period is more than eighteen months, the gain is generally eligible for the most favorable treatment, and is taxed at either 20% or 10%, depending on the individual shareholder's marginal income tax rate. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to be the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholders' U.S. federal income tax liability.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

NON-U.S. SHAREHOLDERS

     The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case, the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by a Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholders trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

     Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

     The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

     The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.

     The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

     This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street Bank until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause State Street Bank to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.

INDEX FUNDS

     The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

     Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

     The S&P Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Series Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or Mid Cap Index Fund particularly or the ability of the S&P Index or the S&P Mid Cap 400 Index Fund to track general stock market performance. S&P has no obligation to take the need of the Series Company or the Series Company's participants into consideration in determining, composing or calculating the S&P 500 Index or S&P Mid Cap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or Mid Cap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SERIES COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF CORPORATE BOND RATINGS

     Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     Standard & Poor's Corporation classifications are as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.

     A -- An obligation rated "A" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is strong.

     A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- Obligations rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB-B-CCC-CC -- Obligations rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     A and Prime Commercial Paper Ratings.

     Commercial paper rated A by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS

     Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Series Company.

                             TRUSTEES AND OFFICERS

                                [TO BE REVISED]

               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
Thomas L. West, Jr.*..............  Trustee and          Chairman and Chief Executive Officer and
2929 Allen Parkway                  Chairman since 1998  Director, VALIC; Director, The Variable
Houston, Texas 77019                                     Annuity Marketing Company ("VAMCO").
                                                         Formerly, Senior Vice President -- Annuity
                                                         Business Unit, Aetna Life Insurance &
                                                         Annuity Co. (1987-1994).(4)
John A. Graf*.....................  Trustee and          [To Complete]
2929 Allen Parkway                  Executive Vice
Houston, Texas 77019                President since
                                    1998
Craig R. Rodby*...................  Trustee and          [To Complete]
2929 Allen Parkway                  Executive Vice
Houston, Texas 77019                President since
                                    1998
Dr. Norman Hackerman..............  Trustee since 1998   Chairman -- Scientific Advisory Board for
5555 San Felipe                                          The Robert A. Welch Foundation
Suite 1900                                               (1983-Present); Director, Electro-source,
Houston, Texas 77056-2727                                Inc.; Director, Radian Corporation;
                                                         Director, Scientific Measurement Systems,
                                                         Inc.; President Emeritus, Rice University,
                                                         Houston, Texas. Formerly, President, Rice
                                                         University, Houston, Texas (1970-
                                                         1985).(1)(2)(4)(5)
Dr. John W. Lancaster.............  Trustee since 1998   Retired. Pastor Emeritus and Director of
5300 Main                                                Planned Giving, First Presbyterian Church,
Houston, Texas 77004                                     Houston, Texas. Formerly, Pastor, First
                                                         Presbyterian Church, Houston, Texas.(4)(5)
Dr. F. Robert Paulsen.............  Trustee since 1998   Dean Emeritus and Professor Emeritus,
2801 N. Indian Ruins                                     College of Higher Education, University of
Tucson, Arizona 85715                                    Arizona, Tucson, Arizona.(1)(2)(4)(5)
Dr. R. Miller Upton...............  Trustee since 1998   Consultant. Formerly, Director, Home Life
914 Tarrant Dr.                                          Insurance Company of New York (1965-1988)
Fontana, Wisconsin 53125                                 and Director, Household International, Inc.
                                                         (1965-1989).(1)(3)(4)(5)
Ben H. Love.......................  Trustee since 1998   Retired. Formerly, Chief Executive, Boy
4407 Eaton Circle                                        Scouts of America. (1985-1993).(4)(5)
Colleyville, Texas 76034

---------------

 * Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.

(1) Retired Managing General Partner of Van Kampen American Capital Exchange
    Fund.

(2) Retired Trustee of Van Kampen American Capital Bond Fund, Inc., Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund, Inc. and the Common Sense Trust.

(3) Retired Trustee of Van Kampen American Capital Income Trust and Common Sense Trust and retired Trustee of Van Kampen American Capital Bond Fund and Van Kampen American Capital Convertible Securities Fund.

(4) Director or Trustee of American General Series Portfolio Company, American General Series Portfolio Company 3, registered open-end investment companies, and/or USLIFE Income Fund, Inc., a registered closed-end investment company.

(5) Trustees who are not interested persons of the Series Company receive an annual retainer of $5,000. In addition, such trustees are paid a fee per board meeting, committee meeting and telephone meeting of $500, $250 and $250, respectively, plus expenses incurred, if any.

     Listed below are the Series Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Michael G. Atnip..................  Executive Vice       [TO COME]
                                    President since
                                    1998
Joe C. Osborne....................  Executive Vice       [TO COME]
                                    President since
                                    1998
Norman Jaskol.....................  Vice President and   Vice President and Managing Director --
                                    Chief Investment     Investments, VALIC. Formerly, Senior Vice
                                    Officer since 1998   President -- Portfolio Manager, Lomas
                                                         Capital Management Company (1987-1988);
                                                         Deputy Executive Director -- Investments,
                                                         Colorado Public Employees Retirement
                                                         Association (1978-1987)
Teresa S. Moro....................  Vice President and   Trader -- VALIC. Formerly, Money Market
                                    Investment Officer   Trader, VALIC (1986-1990); AIM Management
                                    since 1998           Group Inc. (1983-1986).
John W. Mossbarger................  Vice President and   Portfolio Manager, VALIC. Formerly, Managing
                                    Investment Officer   Director -- Common Stocks, American General
                                    since 1998           Corporation (1989-1992); Senior Vice
                                                         President -- Equity Investments, American
                                                         General Corporation (1988-1989); Vice
                                                         President and Trust Officer, Texas Commerce
                                                         Bank N.A. (1982-1988).
William Trimbur, Jr...............  Vice President and   Portfolio Manager, VALIC. Formerly, Second
                                    Investment Officer   Vice President, VALIC (1985-1990);
                                    since 1998           Controller, VALIC (1985-1986); Assistant
                                                         Controller, VALIC (1982-1985) and Assistant
                                                         Treasurer, VALIC (1982-1986).
Brent C. Nelson...................  Vice President       Senior Vice President and Controller,
                                    since 1998           Director, VALIC. Formerly, Vice President
                                                         and Controller, VALIC (1990-1994);
                                                         Controller, VALIC (1987-1990); Second Vice
                                                         President and Controller, VALIC (1986-1987);
                                                         Second Vice President -- Fund Operations,
                                                         VALIC (1985-1986); Assistant Vice
                                                         President -- Controller, Lomas Financial
                                                         Security Insurance Co. (1982-1985).

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Cynthia A. Toles..................  Vice President and   Senior Associate General Counsel and
                                    Secretary since      Secretary, VALIC; Secretary and Assistant
                                    1998                 Treasurer, VAMCO. Formerly, Vice President,
                                                         Associate General Counsel & Associate
                                                         Secretary (1988-1989); Second Vice
                                                         President, Associate General Counsel and
                                                         Assistant Secretary, VALIC (1986-1988);
                                                         Assistant Vice President, Assistant General
                                                         Counsel and Assistant Secretary, VALIC
                                                         (1983-1986).
Nori L. Gabert....................  Vice President and   Associate General Counsel, VALIC. Formerly,
                                    Assistant Secretary  of Counsel, Winstead Sechrest and Minick,
                                    since 1998           P.C. (1997); Vice President and Associate
                                                         General Counsel of Van Kampen American
                                                         Capital, Inc. (1981-1996).
Gregory R. Seward.................  Treasurer since      Director of Fund Operations and Assistant
                                    1998                 Controller, VALIC. Formerly, Controller,
                                                         Avanti Health Systems, Inc. (1988-1991);
                                                         Reports Manager, American Capital Asset
                                                         Management, Inc. (1986-1988); Senior
                                                         Auditor, Price Waterhouse (1982-1986).
Kathryn A. Pearce.................  Controller since     Associate Director of Fund Operations,
                                    1998                 VALIC. Formerly, Supervisor -- Mutual Fund
                                                         Accounting, Van Kampen American Capital
                                                         (1977-1996).
Earl E. Allen, Jr.................  Assistant Treasurer  [To Come]
                                    since 1998

     The officers conduct and supervise the daily business operations of the Series Company, while the trustees, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

     The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company does not have a standing nominating or compensation committee.

     The five trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company.

     The trustees and officers of the Series Company and members of their families, as a group, beneficially owned less than 1% of the shares of beneficial interest of each Fund outstanding as of the commencement of operations.

                              FINANCIAL STATEMENTS

     The Funds have no operating history. Accordingly, no financial statements are included herein.

                                      LOGO

                                 PRINTED MATTER
                    PRINTED IN U.S.A.  VA 10856-1  REV 7/98
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements Included in the Statement of Additional Information:

         Financial Statements [To be filed by amendment]

         Notes to Financial Statements [To be filed by amendment]

         Report of Independent Auditors [To be filed by amendment]

(b)  Exhibits

     1.  (a)  Agreement and Declaration of Trust
         (b)  Certificate of Designation For:
                 (1) American General S&P 500 Index Fund
                 (2) American General Mid Cap Index Fund
                 (3) American General Small Cap Index Fund
                 (4) American General International Growth Fund
                 (5) American General Large Cap Growth
                 (6) American General Mid Cap Growth Fund
                 (7) American General Small Cap Growth Fund
                 (8) American General International Value Fund
                 (9) American General Large Cap Value Fund
                 (10) American General Mid Cap Value Fund
                 (11) American General Small Cap Value Fund
                 (12) American General Socially Responsible Fund
                 (13) American General Balanced Fund
                 (14) American General Domestic Bond Fund
                 (15) American General Money Market Fund
                 (16) American General Growth Lifestyle Fund
                 (17) American General Moderate Growth Lifestyle Fund
                 (18) American General Conservative Growth Lifestyle Fund

     2.  Bylaws

     3.  Not Applicable

     4.  Form of Specimen Certificate of Shares of Beneficial Interest [To be filed by amendment]

     5.  (a) Form of Investment Advisory Agreement between the Registrant and VALIC
         (b) Form of Investment Sub-Advisory Agreements between VALIC and each
         Sub-Adviser on behalf of the following Funds:
                 (1) American General S&P 500 Index Fund
                 (2) American General Mid Cap Index Fund
                 (3) American General Small Cap Index Fund
                 (4) American General International Growth Fund
                 (5) American General Large Cap Growth
                 (6) American General Mid Cap Growth Fund

                      (7) American General Small Cap Growth Fund
                      (8) American General International Value Fund
                      (9) American General Large Cap Value Fund
                      (10) American General Mid Cap Value Fund
                      (11) American General Small Cap Value Fund
                      (12) American General Balanced Fund
                      (13) American General Domestic Bond Fund
                      (1) -- (13) To be filed by amendment

       6.  Form of Distribution Agreement between the Registrant and the Variable Annuity Marketing Company [To be filed by amendment]

       7.  Not Applicable

       8.  (a) Custodian Agreement between Registrant and State Street Bank and Trust Company [To be filed by amendment]
           (b) Custodian Fee Schedule between Registrant and State Street Bank and Trust Company [To be filed by amendment]
           (c) Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company [To
               be filed by amendment]

       9.  (a) Transfer Agency and Services Agreement between Registrant and National Financial Data Services, Inc. [To be
               filed by amendment]
           (b) Data Access Services Agreement between Registrant and State Street Bank and Trust Company [To be filed by amendment]
           (c) Accounting Services Agreement between Registrant and The Variable Annuity Life Insurance Company [To be
               filed by amendment]

      10.  Opinion and Consent of Counsel [To be filed by amendment]

      11.  Consent of Independent Auditors [To be filed by amendment]

      12.  Not Applicable

      13.  Subscription Agreement [To be filed by amendment]

      14.  Not Applicable

      15.  Distribution and Service Plan [To be filed by amendment]

      16.  Calculation of Performance Information [To be filed by amendment]

      17.  Not Applicable

      18.  Not Applicable

      19.  Powers of Attorney

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant. All of the outstanding shares of beneficial interest of the Registrant will initially be owned by The Variable Annuity Life Insurance Company ("VALIC") or an affiliate of VALIC, as the initial shareholder.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     As of August 31, 1998:

                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
American General S&P 500 Index
  Shares of beneficial interest, $0.01 par value
American General Mid Cap Index Fund
  Shares of beneficial interest, $0.01 par value
American General Small Cap Index Fund
  Shares of beneficial interest, $0.01 par value
American General International Growth Fund
  Shares of beneficial interest, $0.01 par value
American General Large Cap Growth
  Shares of beneficial interest, $0.01 par value
American General Mid Cap Growth Fund
  Shares of beneficial interest, $0.01 par value
American General Small Cap Growth Fund
  Shares of beneficial interest, $0.01 par value
American General International Value Fund
  Shares of beneficial interest, $0.01 par value
American General Large Cap Value Fund
  Shares of beneficial interest, $0.01 par value
American General Mid Cap Value Fund
  Shares of beneficial interest, $0.01 par value
American General Small Cap Value Fund
  Shares of beneficial interest, $0.01 par value
American General Socially Responsible Fund
  Shares of beneficial interest, $0.01 par value
American General Balanced Fund
  Shares of beneficial interest, $0.01 par value
American General Domestic Bond Fund
  Shares of beneficial interest, $0.01 par value
American General Money Market Fund
  Shares of beneficial interest, $0.01 par value
American General Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value
American General Moderate Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value
American General Conservative Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value

ITEM 27.  INDEMNIFICATION

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8; Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense of disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS

     During the last two fiscal years, VALIC has not engaged in any business of a substantial nature other than that described below. VALIC is a stock life insurance company organized under the Texas Insurance Code. VALIC's principal business consists of issuing fixed and variable retirement annuity contracts. VALIC serves, and has served, during the past two fiscal years, as investment adviser to the Registrant. VALIC also is the depositor of VALIC Separate Account A, registered unit investment trust.

     Bankers Trust Company ("BTC") serves as the investment sub-adviser for the American General S&P 500 Index Fund, the American General Mid Cap Index Fund, the American General Small Cap Index Fund and the American General Small Cap Value Fund. BTC is a state bank that specializes in global merchant banking. Capital Guardian Trust Company ("Capital Guardian") serves as the investment sub-adviser for the American General International Value Fund, the American General Balanced Fund and the American General Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. Jacobs Asset Management ("Jacobs") serves as investment sub-adviser to the American General International Growth Fund. Jacobs provides investment management and advisory services to corporations, unions, pensions and profit sharing plans, trusts and estates and other institutions and investors. State Street Bank and Trust Company/State Street Global Advisors ("State Street Global") serves as the investment sub-adviser for the American General Large Cap Value Fund. State Street Global is an operating division of State Street Corporation, managing over $390 billion in assets as of December 31, 1997. Goldman Sachs Asset Management ("GSAM") serves as the investment sub-adviser for the American General Large Cap Growth Fund. GSAM provides a wide range of investment advisory services to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts.

Neuberger&Berman Management, Inc. ("N&B Management") serves as the investment sub-adviser for the American General Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. Brown Capital Management, Inc. ("Brown Capital") serves as the investment sub-adviser for the American General Mid Cap Growth Fund. Brown Capital has been rendering investment counsel, utilizing investment strategies substantially similar to mutual funds it manages, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation. Fiduciary Management Associates, Inc. ("FMA") serves as investment sub-advisor for the American General Small Cap Value Fund. FMA provides investment management services to multiple entities and individuals. J.P. Morgan Investment Management, Inc. ("JP Morgan") serves as investment sub-adviser for the American General Small Cap Growth Fund. JP Morgan provides asset management services to corporations, financial institutions, governments and individuals.

     Set out below is a list of each director and officer of VALIC and each sub-adviser, indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of each organization listed in the table below is:
(a) in the case of directors and officers of VALIC, 2929 Allen Parkway, Houston, Texas 77019; (b) in the case of directors and officers of BTC, 130 Liberty Street, New York, New York 10006; (c) in the case of directors and officers of Brown Capital, 809 Cathedral Street, Baltimore, Maryland 21201; (d) in the case of directors and officers of Capital Guardian, 11100 Santa Monica Blvd., Los Angeles, California 90025; (e) in the case of directors and officers of FMA, 211 Congress St., Boston, Massachusetts 02110; (f) in the case of directors and officers of GSAM, Messr.'s Corzine, Hurst, Paulson and Thain, 85 Broad Street, New York, New York 10004; Messr. Zuckerberg, One New York Plaza, New York, New York 10004; and Messr.'s Thain and Thornton, Peterborough Court, 133 Fleet Street, London EC4A 2BB, England; (g) in the case of directors and officers of Jacobs, 211 Congress St., Boston, Massachusetts 02110; (h) in the case of directors and officers of JP Morgan, Messr.'s Anderson, Garrity, Schappert and Sloane, 522 Fifth Avenue, New York, New York 10036; Messr. Van Hassel, Akasaka Park Building 2-20, Akasaka 5-chome, Minato-Ku, Toyoko, Japan; Messr. Van Riel, 28 King Street, London, England SW1Y6XA; Messr. Schmidlin, 9 West 57th Street, New York, New York 10019; and Messr. Patterson, 60 Wall Street, New York, New York 10260; (i) in the case of directors and officers of N&B Management, 605 Third Avenue, New York, New York 10158; and (j) in the case of directors and officers of State Street Global, 225 Franklin Street, Boston, Massachusetts 02110. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable.

                                     VALIC

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Thomas L. West, Jr...................  VALIC                          Chairman of the Board of
                                                                      Directors and Chief Executive
                                                                        Officer
                                       VAMCO                          Chairman of the Board of
                                                                        Directors
                                       AGSPC                          Chairman of the Board of
                                                                        Directors
                                       AGSPC 2 and 3                  Chairman of the Board of
                                                                        Trustees and President
Robert M. Devlin.....................  VALIC                          Senior Chairman of the Board
                                       American General Corporation   Chairman of the Board and Chief
                                                                        Executive Officer
James S. D'Agostino, Jr..............  VALIC                          Vice Chairman of the Board
                                       American General Corporation   President
Jon P. Newton........................  VALIC                          Vice Chairman of the Board
Craig R. Rodby.......................  VALIC                          Vice Chairman of the Board of
                                                                        Directors and Chief Financial
                                                                        Officer
                                       AGSPC                          Vice Chairman of the Board of
                                                                        Directors
                                       AGSPC 2 and 3                  Trustee and Executive Vice
                                                                        President
Michael G. Atnip.....................  AGSPC                          Executive Vice President
                                       AGSPC 2 and 3                  Executive Vice President
John A. Graf ........................  VALIC                          Director and President
                                       AGSPC 2 and 3                  Trustee and Executive Vice
                                                                        President
Richard W. Scott.....................  VALIC                          Director, Vice President and
                                                                      Chief Investment Officer
                                       American General Corporation   Executive Vice President and
                                                                        Chief Investment Officer
Joe C. Osborne.......................  VALIC                          Director and Executive Vice
                                                                        President -- Marketing
                                       VAMCO                          Director and President
                                       AGSPC 3                        Executive Vice President
Brent C. Nelson......................  VALIC                          Director, Senior Vice President
                                                                      and Controller
                                       AGSPC                          Vice President
                                       AGSPC 2 and 3                  Vice President
Norman Jaskol........................  VALIC                          Vice President and Managing
                                                                        Director -- Investments
                                       AGSPC                          Vice President and Chief
                                                                        Investment Officer
                                       AGSPC 2 and 3                  Vice President and Chief
                                                                        Investment Officer
Teresa S. Moro.......................  AGSPC                          Vice President and Investment
                                                                        Officer
                                       AGSPC 2 and 3                  Vice President and Investment
                                                                        Officer

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Cynthia A. Toles.....................  VALIC                          Vice President and Secretary
                                       VAMCO                          Director, Secretary and
                                                                        Assistant Treasurer
                                       AGSPC                          General Counsel Vice President
                                                                        and Secretary
                                       AGSPC 2 and 3                  Vice President and Secretary
Nori L. Gabert.......................  AGSPC                          Vice President and Secretary
                                       AGSPC 2 and 3                  Vice President and Secretary
Jane E. Bates........................  VALIC                          Chief Compliance Officer
                                       VAMCO                          Treasurer
Julia S. Tucker......................  VALIC                          Investment Officer
                                       American General Corporation   Vice President -- Investment
                                                                        Research
Henry D. Adkins......................  VALIC                          Real Estate Investment Officer
                                       American General Realty        Vice President
                                         Investment Corporation
Lawrence Kupstas.....................  VALIC                          Real Estate Investment Officer
                                                                      and Assistant Secretary
                                       American General Realty        Vice President
                                         Investment Corporation
Rembert R. Owen, Jr. ................  VALIC                          Real Estate Investment Officer
                                                                      and Assistant Secretary
                                       American General Realty        Vice President
                                         Investment Corporation
Jocelyn M. Sears.....................  VALIC                          Real Estate Investment Officer
                                                                      and Assistant Secretary
                                       American General Realty
                                         Investment Corporation
D. Lynne Walters.....................  VALIC                          Tax Officer
                                       VAMCO                          Tax Officer
                                       American General Corporation   Vice President -- Taxes
Kimberly C. Sellers..................  VALIC                          Assistant Tax Officer
                                       American General Realty        Assistant Tax Officer
                                         Investment Corporation
James L. Gleaves.....................  VALIC                          Assistant Treasurer
                                       American General Corporation   Vice President and Treasurer
Gregory R. Seward....................  VALIC                          Assistant Controller
                                       AGSPC                          Treasurer
                                       AGSPC 2 and 3                  Treasurer
Kathryn A. Pearce....................  AGSPC                          Controller
                                       AGSPC 2 and 3                  Controller
Earl E. Allen, Jr....................  AGSPC                          Assistant Treasurer
                                       AGSPC 2 and 3                  Assistant Treasurer
John R. Madsen.......................  VALIC                          Assistant Secretary
Otto B. Gerlach, III.................  VALIC                          Assistant Secretary
                                       American General Corporation   Assistant Secretary and
                                                                        Director -- Shareholder
                                                                        Services
Patricia W. Neighbors................  VALIC                          Assistant Secretary
                                       American General Corporation   Assistant Secretary

                                 BANKERS TRUST

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Lee A. Ault III......................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Equifax, Inc., Sunrise         Director
                                       Medical Inc., Viking Office
                                         Products, Inc. and Pacific
                                         Crest Outward Bound School
Neil R. Austrian.....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       National Football League       President and Chief Operating
                                                                        Officer
                                       Rafac Technology and           Director
                                       Viking Office Products, Inc.
                                       Swarthmore College             Trustee
George B. Beitzel....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Computer Task Group, Phillips  Director
                                         Petroleum Company, Rohm and
                                         Haas Company and TIG
                                         Holdings
                                       Amherst College                Chairman Emeritus
                                       Colonial Williamsburg          Chairman
                                         Foundation
Phillip A. Griffiths.................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       North Carolina School of       Trustee
                                         Science and Mathematics
                                       Woodward Academy               Trustee
William R. Howell....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       J.C. Penney Company, Inc.      Chairman Emeritus
                                       Exxon Corporation,             Director
                                         Halliburton Company,
                                         Warner-Lambert Company,
                                         Williams, Inc., Central &
                                         South West Corp., and
                                         National Retail Federation
Vernon E. Jordan, Jr. ...............  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Akin, Gump, Strauss Hauer &    Senior Partner
                                         Feld, LLP
                                       American Express Company,      Director
                                       Dow Jones, Inc., J.C. Penney
                                         Company, Inc., Revlon Group
                                         Incorporated, Ryder System,
                                         Inc., Sara Lee Corporation,
                                         Union Carbide Corporation,
                                         Xerox Corporation and
                                         Chancellor Media
                                         Corporation
                                       Brookings Institution, The     Trustee
                                         Ford Foundation and Howard
                                         University

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Hamish Maxwell.......................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Sola International Inc.        Director
                                       WPP Group plc                  Chairman
N. J. Nicholas Jr. ..................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Xerox Corporation and          Director
                                       Boston Scientific Corporation
Donald L. Staheli....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Continental Grain Company      Retired Chairman of the Board
                                                                        and Chief Executive Officer
                                                                      Director
                                       ContiFinancial Corporation     Director
                                       National Committee on United   Director
                                         States -- China Relations
                                       America's Promise              Director
                                       Prudential Insurance Company   Director
                                         of America
                                       The Points of Light            Chairman
                                         Foundation
                                       Fresenius Medical Care, A.G.   Director
Russell E. Palmer....................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       The Palmer Group               Chairman and Chief Executive
                                                                        Officer
                                       Allied-Signal Inc., Federal    Director
                                         Home Loan Mortgage
                                         Corporation, GTE
                                         Corporation, The May
                                         Department Stores Company,
                                         and Safeguard Scientifics,
                                         Inc.
                                       University of Pennsylvania     Trustee
Frank N. Newman......................  Bankers Trust Corporation      Chairman of the Board, Chief
                                                                        Executive Officer and
                                                                        President
                                       Bankers Trust Company          Chairman of the Board, Chief
                                                                        Executive Officer and
                                                                        President
                                       Carnegie Hall                  Trustee
                                       Cornell University Medical     Member, Board of Overseers
                                         College
                                       Cornell University Graduate    Member, Board of Overseers
                                         School of Medical Sciences
                                       Dow Jones, Inc.                Director
Patricia Carry Stewart...............  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       Community Foundation for Palm  Director
                                         Beach and Martin Counties
                                       CVS Corporation                Director
                                       Cornell University             Trustee Emerita

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
George J. Vojta......................  Bankers Trust Corporation      Vice Chairman of the Board
                                       Bankers Trust Company          Vice Chairman of the Board
                                       Alicorp, S.A., Northwest       Director
                                         Airlines and Private Export
                                         Funding Corp.
                                       St. Luke's-Roosevelt Hospital  Vice Chairman of the Board of
                                         Center                         Trustees
                                       New York City Partnership      Partner
                                       Wharton Financial Services     Chairman
                                         Center
Paul A. Volcker......................  Bankers Trust Corporation      Director
                                       Bankers Trust Company          Director
                                       American Stock Exchange,       Director
                                         Nestle S.A., Prudential
                                         Insurance Company of
                                         America, and UAL
                                         Corporation
                                       American Council on Germany,   Director
                                         Council on Foreign
                                         Relations and The Japan
                                         Society
                                       The American Assembly          Trustee

                         BROWN CAPITAL MANAGEMENT, INC.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Eddie C. Brown.......................  Brown Capital Management       Chairman of the Board,
                                                                      President, and Treasurer
Keith A. Lee.........................  Brown Capital Management       Director and Vice President
Tonya Y. Ingersol....................  Brown Capital Management       Director
Donna L. Courtney....................  Brown Capital Management       Secretary
Carmen S. Brown......................  Brown Capital Management       Assistant Treasurer

                         CAPITAL GUARDIAN TRUST COMPANY

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
David I. Fisher......................  Capital Guardian Trust         Chairman and Director
                                         Company
                                       The Capital Group Companies,   Chairman and Director
                                         Inc.
                                       Capital International, Inc.    Vice Chairman and Director
                                       Capital International K.K.     Vice Chairman and Director
                                       Capital International Limited  Vice Chairman and Director
                                       Emerging Markets Growth Fund,  Vice Chairman and Director
                                         Inc.
                                       Capital Group International,   President and Director
                                         Inc.
                                       Capital International Limited  President and Director
                                         (Bermuda)
                                       Capital International S.A.     Presidente du Conseil
                                       Capital Group Research, Inc.   Director
                                       Capital Research               Director
                                         International
                                       EuroPacific Growth Fund        Director
                                       New Perspective Fund           Director
Robert G. Kirby......................  Capital Guardian Trust         Chairman Emeritus
                                         Company
                                       The Capital Group Partners     Senior Partner
                                         L.P.
Robert Ronus.........................  Capital Guardian Trust         President and Director
                                         Company
                                       Capital Guardian Research      Chairman and Director
                                         Company
                                       Capital Research               Chairman and Director
                                         International
                                       The Capital Group Companies,   Director
                                         Inc.
                                       Capital Group International,   Director
                                         Inc.
                                       Capital International Fund     Director
                                         S.A.
                                       Capital International S.A.     Directeur
                                       Capital International Limited  Senior Vice President
John H. Seiter.......................  Capital Guardian Trust         Executive Vice President of
                                         Company                      Client Relations & Marketing
                                                                        and Director
                                       Capital Group International,   Senior Vice President
                                         Inc.
                                       The Capital Group Companies,   Vice President
                                         Inc.
Eugene P. Stein......................  Capital Guardian Trust         Executive Vice President and
                                         Company                        Director
                                       Capital Guardian Research      Director
                                         Company
Michael D. Beckman...................  Capital Guardian Trust         Senior Vice President,
                                         Company                      Treasurer and Director
                                       Capital Guardian Trust         Director
                                         Company of Nevada
                                       Capital Guardian Research      Treasurer
                                         Company

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Roberta A. Conroy....................  Capital Guardian Trust         Senior Vice President, Director
                                         Company                      and Counsel
                                       Capital International, Inc.    Senior Vice President and
                                                                        Secretary
                                       Emerging Markets Growth Fund,  Senior Vice President and
                                         Inc.                           Secretary
                                       The Capital Group Companies,   Assistant General Counsel
                                         Inc.
                                       Capital Management Services,   Secretary
                                         Inc.
William H. Hurt......................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital Guardian Trust         Chairman
                                         Company of Nevada
                                       Capital Strategy Research,     Chairman
                                         Inc.
Nancy J. Kyle........................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Emerging Markets Growth Fund,  Vice President
                                         Inc.
John R. McIlwraith...................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital International Limited  Senior Vice President and
                                                                        Director
James R. Mulally.....................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital International Limited  Senior Vice President
                                       Capital Guardian Research      Director
                                         Company
                                       Capital Research Company       Vice President
Theodore R. Samuels..................  Capital Guardian Trust         Senior Vice President and
                                         Company                      Director
                                       Capital Guardian Research      Director
                                         Company
Andrew F. Barth......................  Capital Guardian Trust         Director
                                         Company
                                       Capital Guardian Research      Executive Vice President and
                                         Company                        Research Manager
Larry P. Clemmensen..................  Capital Guardian Trust         Director
                                         Company
                                       American Funds Distributors,   Director
                                         Inc.
                                       American Funds Service         Chairman of the Board
                                         Company
                                       The Capital Group Companies,   Director and President
                                         Inc.
                                       Capital Research and           Senior Vice President and
                                         Management Company             Director
                                       Capital Management Services,   President and Director
                                         Inc.
                                       Capital Strategy Research,     Treasurer
                                         Inc.
                                       Capital Income Builder, Inc.   Senior Vice President
                                       Capital World Growth & Income  Senior Vice President
                                         Fund, Inc.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Karin L. Larson......................  Capital Guardian Trust         Director
                                         Company
                                       The Capital Group Companies,   Director
                                         Inc.
                                       Capital Guardian Research      President, Director and
                                         Company                        Director of Research
                                       Capital Group Research, Inc.   Chairperson, President and
                                                                        Director
                                       Capital Research               President, Director and
                                         International                  Director of International
                                                                        Research
D. James Martin......................  Capital Guardian Trust         Director
                                         Company
                                       Capital Guardian Research      Senior Vice President and
                                         Company                        Director
Jason M. Pilalas.....................  Capital Guardian Trust         Director
                                         Company
                                       Capital Guardian Research      Senior Vice President and
                                         Company                        Director
Shaw B. Wagener......................  Capital Guardian Trust         Director
                                         Company
                                       Capital International Asia     Director
                                         Pacific Management Company
                                         S.A.
                                       Capital International          Director
                                         Management Company
                                       Capital International          Director
                                         Emerging Countries Fund
                                       Capital International Latin    Director
                                         American Fund
                                       Capital International, Inc.    President and Director
                                       Capital Group International,   Senior Vice President
                                         Inc.
                                       Emerging Markets Growth Fund,  Senior Vice President
                                         Inc.
Stephen E. Embs......................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Fidelity Accounting and        Vice President and Manager
                                         Custody Services
John B. Emerson......................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       The White House                Deputy Assistant to the
                                                                        President, White House
                                                                        Coordinator, Deputy Director
                                                                        of Presidential Personnel
Michael E. Ericksen..................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital International Limited  Senior Vice President
Richard N. Havas.....................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital International Limited  Senior Vice President
                                       Capital Research               Senior Vice President
                                         International
Frederick M. Hughes, Jr. ............  Capital Guardian Trust         Senior Vice President
                                         Company

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Shelby Notkin........................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital Guardian Trust         Director
                                         Company of Nevada
Mary M. O'Hern.......................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital International Limited  Senior Vice President
                                       Capital International, Inc.    Vice President
Jeffrey C. Paster....................  Capital Guardian Trust         Senior Vice President
                                         Company
Robert V. Pennington.................  Capital Guardian Trust         Senior Vice President
                                         Company
                                       Capital Guardian Trust         President
                                         Company of Nevada
Robert L. Spare......................  Capital Guardian Trust         Senior Vice President
                                         Company
Philip A. Swan.......................  Capital Guardian Trust         Senior Vice President
                                         Company

                     FIDUCIARY MANAGEMENT ASSOCIATES, INC.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Robert F. Carr, III..................  Fiduciary Management           Chairman of the Board, Director
                                         Associates, Inc.               and Secretary
Philip E. Arnold.....................  Fiduciary Management           Chairman of the Executive
                                         Associates, Inc.               Committee and Director
Patricia A. Falkowski................  Fiduciary Management           President and Chief Investment
                                         Associates, Inc.               Officer
Dennis H. Smith......................  Fiduciary Management           Executive Vice President,
                                         Associates, Inc.               Marketing
Robert W. Thornburgh, Jr. ...........  Fiduciary Management           Executive Vice President and
                                         Associates, Inc.               Treasurer
Terry B. French......................  Fiduciary Management           Senior Vice President and
                                         Associates, Inc.             Portfolio Manager
Lloyd J. Spicer......................  Fiduciary Management           Senior Vice President and
                                         Associates, Inc.             Portfolio Manager
Robert F. Carr, IV...................  Fiduciary Management           Vice President, Marketing
                                         Associates, Inc.
Kenneth A. Dudek.....................  Fiduciary Management           Vice President, Trading
                                         Associates, Inc.
Chandler H. Everett..................  Fiduciary Management           Vice President and Portfolio
                                         Associates, Inc.               Manager
Greeta E. Hootman....................  Fiduciary Management           Vice President, Administration
                                         Associates, Inc.
Kathryn A. Maag......................  Fiduciary Management           Vice President and Portfolio
                                         Associates, Inc.               Manager

                              GOLDMAN, SACHS & CO.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Jon S. Corzine.......................  Goldman Sachs & Co.            Chief Executive Officer
Henry M. Paulson, Jr. ...............  Goldman Sachs & Co.            Chief Operating Officer
John A. Thain........................  Goldman Sachs & Co.            Chief Financial Officer
Robert J. Hurst......................  Goldman Sachs & Co.            Managing Director
John L. Thornton.....................  Goldman Sachs & Co.            Managing Director
Roy J. Zuckerberg....................  Goldman Sachs & Co.            Managing Director

                         JACOBS ASSET MANAGEMENT, L.P.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Daniel L. Jacobs.....................  Jacobs Asset Management, L.P.  Class B Limited Partner
                                       Jacobs Asset Management, Inc.  Director, President and
                                                                        Treasurer
Wai W. Chin..........................  Jacobs Asset Management, L.P.  Class B Limited Partner
                                       Jacobs Asset Management, Inc.  Managing Director
Robert J. Jurgens....................  Jacobs Asset Management, L.P.  Class B Limited Partner
                                       Jacobs Asset Management, Inc.  Managing Director
Todd K. Borton.......................  Jacobs Asset Management, L.P.  Class B Limited Partner
                                       Jacobs Asset Management, Inc.  Director of Marketing

                     J.P. MORGAN INVESTMENT MANAGEMENT INC.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Keith M. Schappert...................  J.P. Morgan Investment         President, Chairman, Director
                                         Management Inc.              and Managing Director
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York
Jeff M. Garrity......................  J.P. Morgan Investment         Director and Managing Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York
Isabel H. Sloane.....................  J.P. Morgan Investment         Director and Managing Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York
Kenneth W. Anderson..................  J.P. Morgan Investment         Director and Managing Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York
Gilbert Van Hassel...................  J.P. Morgan Investment         Director and Managing Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York
Hendrik Van Riel.....................  J.P. Morgan Investment         Director and Managing Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
John W. Schmidlin....................  J.P. Morgan Investment         Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Managing Director
                                         of New York
Michael E. Patterson.................  J.P. Morgan Investment         Director
                                         Management Inc.
                                       Morgan Guaranty Trust Company  Vice Chairman and Director
                                         of New York
                                       J.P. Morgan & Co.              Vice Chairman and Director
                                         Incorporated

                       NEUBERGER&BERMAN MANAGEMENT, INC.

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Stanley Egener.......................  Neuberger&Berman Management    President and Director
                                       Neuberger&Berman, LLC          Principal
                                       Neuberger&Berman Advisors      Chairman of the Board and
                                         Management Trust               Trustee
                                       Advisers Managers Trust        Chairman of the Board and
                                                                        Trustee
                                       Neuberger&Berman Income Funds  Chairman of the Board and
                                                                        Trustee
                                       Neuberger&Berman Income Trust  Chairman of the Board and
                                                                        Trustee
                                       Neuberger&Berman Equity Funds  Chairman of the Board and
                                                                        Trustee
                                       Neuberger&Berman Equity Trust  Chairman of the Board and
                                                                        Trustee
                                       Income Managers Trust          Chairman of the Board and
                                                                        Trustee
                                       Equity Managers Trust          Chairman of the Board and
                                                                        Trustee
                                       Global Managers Trust          Chairman of the Board and
                                                                        Trustee
                                       Neuberger&Berman Equity        Chairman of the Board and
                                         Assets                         Trustee
Theodore P. Giuliano.................  Neuberger&Berman Management    Vice President and Director
                                       Neuberger&Berman, LLC          Principal
                                       Neuberger&Berman Income Funds  President and Trustee
                                       Neuberger&Berman Income Trust  President and Trustee
                                       Income Managers Trust          President and Trustee

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Lawrence Zicklin.....................  Neuberger&Berman Management    Director
                                       Neuberger&Berman, LLC          Principal
                                       Neuberger&Berman Advisers      President and Trustee
                                         Management Trust
                                       Advisers Managers Trust        President and Trustee
                                       Neuberger&Berman Equity Funds  President and Trustee
                                       Neuberger&Berman Equity Trust  President and Trustee
                                       Equity Managers Trust          President and Trustee
                                       Global Managers Trust          President
                                       Neuberger&Berman Equity        President and Trustee
                                         Assets
Daniel J. Sullivan...................  Neuberger&Berman Management    Senior Vice President
                                       Neuberger&Berman Advisers      Vice President
                                         Management Trust
                                       Advisers Managers Trust        Vice President
                                       Neuberger&Berman Income Funds  Vice President
                                       Neuberger&Berman Income Trust  Vice President
                                       Neuberger&Berman Equity Funds  Vice President
                                       Neuberger&Berman Equity Trust  Vice President
                                       Income Managers Trust          Vice President
                                       Equity Managers Trust          Vice President
                                       Global Managers Trust          Vice President
                                       Neuberger&Berman Equity        Vice President
                                         Assets
Michael J. Weiner....................  Neuberger&Berman Management    Senior Vice President
                                       Neuberger&Berman Advisers      Vice President
                                         Management Trust
                                       Advisers Managers Trust        Vice President
                                       Neuberger&Berman Income Funds  Vice President
                                       Neuberger&Berman Income Trust  Vice President
                                       Neuberger&Berman Equity Funds  Vice President
                                       Neuberger&Berman Equity Trust  Vice President
                                       Income Managers Trust          Vice President
                                       Equity Managers Trust          Vice President
                                       Global Managers Trust          Vice President
                                       Neuberger&Berman Equity        Vice President
                                         Assets

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Claudia A. Brandon...................  Neuberger&Berman Management    Vice President
                                       Neuberger&Berman Advisers      Secretary
                                         Management Trust
                                       Advisers Managers Trust        Secretary
                                       Neuberger&Berman Income Funds  Secretary
                                       Neuberger&Berman Income Trust  Secretary
                                       Neuberger&Berman Equity Funds  Secretary
                                       Neuberger&Berman Equity Trust  Secretary
                                       Income Managers Trust          Secretary
                                       Equity Managers Trust          Secretary
                                       Global Managers Trust          Secretary
                                       Neuberger&Berman Equity        Secretary
                                         Assets
Brooke A. Cobb.......................  Neuberger&Berman Management    Vice President
                                       Bainco International           Chief Investment Officer
                                         Investors
                                       Putnam Investment Management,  Senior Vice President and
                                         Inc.                           Senior Portfolio Manager
Robert W. D'Alelio...................  Neuberger&Berman Management    Vice President
                                       Putnam Investments             Senior Portfolio Manager
Stacy Cooper-Shugrue.................  Neuberger&Berman Management    Assistant Vice President
                                       Neuberger&Berman Advisers      Assistant Secretary
                                         Management Trust
                                       Advisers Managers Trust        Assistant Secretary
                                       Neuberger&Berman Income Funds  Assistant Secretary
                                       Neuberger&Berman Income Trust  Assistant Secretary
                                       Neuberger&Berman Equity Funds  Assistant Secretary
                                       Neuberger&Berman Equity Trust  Assistant Secretary
                                       Income Managers Trust          Assistant Secretary
                                       Equity Managers Trust          Assistant Secretary
                                       Global Managers Trust          Assistant Secretary
                                       Neuberger&Berman Equity        Assistant Secretary
                                         Assets

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Barbara DiGiorgio....................  Neuberger&Berman Management    Assistant Vice President
                                       Neuberger&Berman Advisers      Assistant Treasurer
                                         Management Trust
                                       Advisers Managers Trust        Assistant Treasurer
                                       Neuberger&Berman Income Funds  Assistant Treasurer
                                       Neuberger&Berman Income Trust  Assistant Treasurer
                                       Neuberger&Berman Equity Funds  Assistant Treasurer
                                       Neuberger&Berman Equity Trust  Assistant Treasurer
                                       Income Managers Trust          Assistant Treasurer
                                       Equity Managers Trust          Assistant Treasurer
                                       Global Managers Trust          Assistant Treasurer
                                       Neuberger&Berman Equity        Assistant Treasurer
                                         Assets
Richard Russell......................  Neuberger&Berman Management    Vice President
                                       Neuberger&Berman Advisers      Treasurer
                                         Management Trust
                                       Advisers Managers Trust        Treasurer
                                       Neuberger&Berman Income Funds  Treasurer
                                       Neuberger&Berman Income Trust  Treasurer
                                       Neuberger&Berman Equity Funds  Treasurer
                                       Neuberger&Berman Equity Trust  Treasurer
                                       Income Managers Trust          Treasurer
                                       Equity Managers Trust          Treasurer
                                       Global Managers Trust          Treasurer
                                       Neuberger&Berman Equity        Treasurer
                                         Assets
Jennifer K. Silver...................  Neuberger&Berman Management    Vice President
                                       Neuberger&Berman, LLC          Principal
                                       Putnam Investment Management,  Portfolio Manager and Director
                                         Inc.
Ingrid Saukaitis.....................  Neuberger&Berman Management    Assistant Vice President
                                       Council on Economic            Project Director
                                         Priorities

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Celeste Wischerth....................  Neuberger&Berman Management    Assistant Vice President
                                       Neuberger&Berman Advisers      Assistant Treasurer
                                         Management Trust
                                       Advisers Managers Trust        Assistant Treasurer
                                       Neuberger&Berman Income Funds  Assistant Treasurer
                                       Neuberger&Berman Income Trust  Assistant Treasurer
                                       Neuberger&Berman Equity Funds  Assistant Treasurer
                                       Neuberger&Berman Equity Trust  Assistant Treasurer
                                       Income Managers Trust          Assistant Treasurer
                                       Equity Managers Trust          Assistant Treasurer
                                       Global Managers Trust          Assistant Treasurer
                                       Neuberger&Berman Equity        Assistant Treasurer
                                         Assets
C. Carl Randolph.....................  Neuberger&Berman Management    Principal
                                       Neuberger&Berman Advisers      Assistant Secretary
                                         Management Trust
                                       Advisers Managers Trust        Assistant Secretary
                                       Neuberger&Berman Income Funds  Assistant Secretary
                                       Neuberger&Berman Income Trust  Assistant Secretary
                                       Neuberger&Berman Equity Funds  Assistant Secretary
                                       Neuberger&Berman Equity Trust  Assistant Secretary
                                       Income Managers Trust          Assistant Secretary
                                       Equity Managers Trust          Assistant Secretary
                                       Global Mangers Trust           Assistant Secretary
                                       Neuberger&Berman Equity        Assistant Secretary
                                         Assets

                      STATE STREET BANK AND TRUST COMPANY

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
Marshall N. Carter...................  State Street Bank and Trust    Chairman and CEO
                                         Company
Tenley E. Albright, M.D..............  State Street Bank and Trust    Director
                                         Company
                                       Western Resources, Inc.        Chairman
Joseph A. Baute......................  State Street Bank and Trust    Director
                                         Company
                                       Markem Corporation             Former Chairman and CEO
I. MacAlister Booth..................  State Street Bank and Trust    Director
                                         Company
                                       Polaroid Corporation           Retired Chairman, President and
                                                                        CEO

                NAME                              COMPANY                          TITLE
                ----                              -------                          -----
James I. Cash, Jr. ..................  State Street Bank and Trust    Director
                                         Company
                                       Harvard Business School        The James E. Robison Professor
                                                                        of Business Administration
Truman S. Casner.....................  State Street Bank and Trust    Director
                                         Company
                                       Ropes & Gray                   Partner
Nader F. Darehshori..................  State Street Bank and Trust    Director
                                         Company
                                       Houghton Mifflin Company       Chairman, President and CEO
Arthur L. Goldstein..................  State Street Bank and Trust    Director
                                         Company
                                       Ionics, Inc.                   Chairman and CEO
David P. Gruber......................  State Street Bank and Trust    Director
                                         Company
                                       Wyman-Gordon Company           President and CEO
Charles F. Kaye......................  State Street Bank and Trust    Director
                                         Company
                                       Transportation Investments,    President
                                         Inc.
John M. Kucharski....................  State Street Bank and Trust    Director
                                         Company
                                       EG&G, Inc.                     Chairman and CEO
Charles R. LaMantia..................  State Street Bank and Trust    Director
                                         Company
                                       Arthur D. Little, Inc.         President and CEO
David B. Perini......................  State Street Bank and Trust    Director
                                         Company
                                       Perini Corporation             Chairman and President
Dennis J. Picard.....................  State Street Bank and Trust    Director
                                         Company
                                       Raytheon Company               Chairman and CEO
Alfred Poe...........................  State Street Bank and Trust    Director
                                         Company
                                       Meal Enhancement Group,        Former President
                                         Campbell Soup Company
Bernard W. Reznicek..................  State Street Bank and Trust    Director
                                         Company
                                       Premier Group                  President
                                       Boston Edison Company          Retired Chairman and CEO
Diana Chapman Walsh..................  State Street Bank and Trust    Director
                                         Company
                                       Wellesley College              President
Robert E. Weissman...................  State Street Bank and Trust    Director
                                         Company
                                       Cognizant Corporation          Chairman and CEO
David A. Spina.......................  State Street Corporation       President and Chief Operating
                                                                        Officer

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) VALIC Investment Services Company ("VISCO") acts as exclusive distributor and principal underwriter of the Registrant.

     (b) The following information is furnished with respect to each officer and director of VISCO.

         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH VISCO                 WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
Thomas L. West Jr.* .................  Chairman of the Board of        Chairman of the Board of
                                         Directors                       Trustees
Joe C. Osborne*......................  Director and President          Executive Vice President
Cynthia A. Toles*....................  Secretary                       Vice President and Secretary
Gregory R. Seward*...................  Treasurer                       Treasurer
D. Lynne Walters*....................  Tax Officer                                   --
Brent C. Nelson*.....................  Director and Senior Vice        Vice President
                                         President
Charles D. Robinson*.................  Vice President                                --
James D. Bonsall*....................  Assistant Treasurer                           --
James L. Gleaves*....................  Assistant Treasurer                           --
Deborah L. Leyva*....................  Assistant Treasurer                           --
Steven D. Rubinstein*................  Assistant Treasurer                           --
Barbara G. Trygstad*.................  Assistant Treasurer                           --
Marilyn S. Zlotnick*.................  Assistant Treasurer                           --
V. Keith Roberts*....................  Compliance Officer                            --

---------------

(*) 2929 Allen Parkway, Houston, Texas 77019

     (c) Not Applicable

ITEM 30.  LOCATION OF BOOKS AND RECORDS.

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

         INVESTMENT ADVISER:

        The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE PRINCIPAL UNDERWRITER:

        VALIC Investment Services Company
         2929 Allen Parkway
         Houston, Texas 77019

         THE CUSTODIAN:

         The State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

         INVESTMENT SUB-ADVISERS:

         Bankers Trust Company
         One Bankers Trust Plaza
         130 Liberty Street, 36th Floor
         New York, New York 10006

         Brown Capital Management
         809 Cathedral Street
         Baltimore, Maryland 21201

         Capital Guardian Trust Company
         11100 Santa Monica Boulevard
         Los Angeles, California 90025

         Fiduciary Management Associates, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         Goldman, Sachs & Co.
         85 Broad Street
         New York, New York 10004

         Jacobs Asset Management, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         JP Morgan Investment Management Inc.
         522 Fifth Avenue
         New York, New York 10036

         Neuberger&Berman Management Inc.
         605 Third Avenue
         New York, New York 10158

         State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31.  MANAGEMENT SERVICES.

     There is no management-related service contract not discussed in Parts A or B of this Form N-1A

ITEM 32.  UNDERTAKINGS.

     Not Applicable.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company 2 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 13th day of July, 1998.



                                             AMERICAN GENERAL SERIES
                                              PORTFOLIO COMPANY 2


                                             By: /s/ THOMAS L. WEST, JR.
                                                 ------------------------
                                                 Thomas L. West, Jr.
                                                 Chairman of the Board of
                                                 Trustees

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ THOMAS L. WEST JR.
-----------------------                     Chairman of the Board of                        July 13   , 1998
Thomas L. West, Jr.                         Trustees                                    --------------

**
-----------------------                     Vice Chairman of the Board                                , 1998
Craig R. Rodby                              of Trustees                                 --------------

**
-----------------------                     Trustee and President                                     , 1998
John A. Graf                                                                            --------------

/s/ GREGORY R. SEWARD
-----------------------                     Treasurer                                       July 13   , 1998
Gregory R. Seward                                                                       --------------

*
-----------------------                     Trustee                                                   , 1998
Norman Hackerman                                                                        --------------

*
-----------------------                     Trustee                                                   , 1998
John W. Lancaster                                                                       --------------

*
-----------------------                     Trustee                                                   , 1998
Ben H. Love                                                                             --------------

*
-----------------------                     Trustee                                                   , 1998
F. Robert Paulsen                                                                       --------------



Signature                                   Title                                       Date
---------                                   -----                                       ----

*
----------------------------                Trustee                                                   , 1998
R. Miller Upton                                                                         --------------



      /s/ DAVID M. LEAHY
*By:  ----------------------                                                               July 13    , 1998
        David M. Leahy                                                                  --------------
        Attorney-in-Fact


      /s/ NORI L. GABERT
**By: ----------------------                                                               July 13    , 1998
          Nori L. Gabert                                                               ---------------
          Attorney-in-Fact

                                 EXHIBIT INDEX

        EXHIBIT
         NUMBER               EXHIBIT
        -------               -------
           1.(a)         --   Agreement and Declaration of Trust of American General
                              Series Portfolio Company 2 between The Variable Annuity Life
                              Insurance Company and Initial Trustee of American General
                              Series Portfolio Company 2, dated March 16, 1998.
           1.(b)         --   American General Series Portfolio Company 2 Certificate of
                              Designation of American General S&P 500 Index Fund, American
                              General Mid Cap Index Fund, American General Small Cap Index
                              Fund, American General Small Cap Value Fund, American
                              General Mid Cap Growth Fund, American General International
                              Value Fund, American General Domestic Bond Fund, American
                              General Balanced Fund, American General Large Cap Growth
                              Fund, American General Small Cap Growth Fund, American
                              General Mid Cap Value Fund, American General Large Cap Value
                              Fund, American General International Growth Fund, American
                              General Money Market Fund, American General Socially
                              Responsible Fund, American General Growth Lifestyle Fund,
                              American General Moderate Growth Lifestyle Fund and American
                              General Conservative Growth Lifestyle Fund, dated March 16,
                              1998.
           2.            --   Bylaws of American General Series Portfolio Company 2, dated
                              March 16, 1998.
           5.(a)         --   Form of Investment Advisory Agreement between The Variable
                              Annuity Life Insurance Company and American General Series
                              Portfolio Company 2.
          19.            --   Powers of Attorney for Trustees of American General Series
                              Portfolio Company 2.